UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2023

Item 1.

Reports to Stockholders

Fidelity® SAI U.S. Momentum Index Fund

Annual Report
July 31, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended July 31, 2023	Past 1 year	Past 5 years	Life of Fund A
Fidelity® SAI U.S. Momentum Index Fund	5.99%	9.37%	12.16%

A   From February 9, 2017
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® SAI U.S. Momentum Index Fund, on February 9, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the MSCI USA Custom Momentum Composite Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
U.S. equities gained 13.02% for the 12 months ending July 31, 2023, according to the S&P 500® index, as continued global economic expansion, falling commodity prices and a slowing in the pace of inflation provided a favorable backdrop for higher-risk assets. Large-cap stocks spearheaded the rally, which was driven by the shares of a narrow set of mega-cap companies in the information technology and communication services sectors, largely due to exuberance related to generative artificial intelligence. Aggressive monetary tightening by the U.S. Federal Reserve continued amid consistent pressure on core inflation, a measure that excludes food and energy. Since March 2022, the Fed has hiked its benchmark interest rate 11 times. The latest bump came in late July, a fourth consecutive raise of a stepped down 25 basis points. The S&P 500® gained 3.21% in July, as a "soft landing" of the U.S. economy became the consensus view amid better-than-expected earnings, slowing inflation and easing financial conditions, bringing the index's year-to-date gain to 20.65%. July saw a continuance of the recent shift to wider market breadth and lower dispersion. For the full 12 months, value (+17%) handily topped growth (+8%) within the index. By sector, tech (+28%), communication services (+21%) and industrials (+17%) led, whereas real estate (-10%) lagged most, due to high borrowing costs, low home inventory and a deteriorating commercial property market.
Comments from the Geode Capital Management, LLC, passive equity index team:
For the fiscal year ending July 31, 2023, the fund gained 5.99%, roughly in line with the 6.20% result of the benchmark MSCI USA Custom Momentum Composite Index. By sector, energy gained 11% and contributed most. Industrials stocks also helped (+8%). Information technology rose 18%, health care gained 3%, lifted by pharmaceuticals, biotechnology & life sciences (+8%), and communication services advanced approximately 5%. Other notable contributors included the consumer discretionary (-3%), materials (+2%) and financials (+3%) sectors. Conversely, utilities returned about 0% and detracted most. Real estate (-7%) and consumer staples (-1%), especially in the consumer staples distribution & retail industry (-3%), also hurt. Turning to individual stocks, the top contributor was Lilly Eli & (+38%), from the pharmaceuticals, biotechnology & life sciences category. Also in pharmaceuticals, biotechnology & life sciences, Merck & (+22%) helped. Another notable contributor was Nvidia (+27%), a stock in the semiconductors & semiconductor equipment industry. Exxon Mobil, within the energy industry, gained 12% and lifted the fund. Lastly, another notable contributor was Meta Platforms (+33%), a stock in the media & entertainment industry. In contrast, the biggest individual detractor was UnitedHealth (-12%), from the health care equipment & services group. In technology hardware & equipment, Apple returned approximately -18% and detracted. Tesla (-42%), from the automobiles & components category, also hurt. Microsoft, within the software & services industry, returned -16% and hindered the fund. Lastly, another notable detractor was Pfizer (-22%), a stock in the pharmaceuticals, biotechnology & life sciences group.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary July 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

NVIDIA Corp.	4.9
Eli Lilly & Co.	4.1
Meta Platforms, Inc. Class A	3.8
Broadcom, Inc.	3.1
Merck & Co., Inc.	3.0
Exxon Mobil Corp.	2.9
Microsoft Corp.	2.4
General Electric Co.	2.2
Oracle Corp.	2.2
Netflix, Inc.	1.9
30.5

Market Sectors (% of Fund's net assets)

Information Technology	25.0
Health Care	17.6
Industrials	14.5
Consumer Discretionary	13.0
Communication Services	7.9
Energy	7.3
Financials	6.2
Materials	3.6
Consumer Staples	3.5
Utilities	0.9
Real Estate	0.2

Asset Allocation (% of Fund's net assets)

Futures - 0.6%

Schedule of Investments July 31, 2023
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.9%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.	35,223	511,438
Entertainment - 2.1%
Liberty Media Corp. Liberty Formula One Series C (a)	5,280	383,328
Netflix, Inc. (a)	14,581	6,400,622
Roblox Corp. (a)	2,626	103,071
Take-Two Interactive Software, Inc. (a)	865	132,293
		7,019,314
Interactive Media & Services - 4.6%
Alphabet, Inc.:
Class A (a)	11,379	1,510,221
Class C (a)	10,258	1,365,442
Meta Platforms, Inc. Class A (a)	39,796	12,679,006
		15,554,669
Media - 0.7%
Comcast Corp. Class A	24,259	1,097,962
Interpublic Group of Companies, Inc.	2,158	73,868
Omnicom Group, Inc.	8,278	700,484
The Trade Desk, Inc. (a)	4,580	417,971
		2,290,285
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (a)	8,388	1,155,615
TOTAL COMMUNICATION SERVICES		26,531,321
CONSUMER DISCRETIONARY - 13.0%
Automobile Components - 0.1%
BorgWarner, Inc.	7,246	336,939
Automobiles - 0.8%
Tesla, Inc. (a)	9,575	2,560,642
Broadline Retail - 2.3%
Amazon.com, Inc. (a)	41,840	5,593,171
MercadoLibre, Inc. (a)	1,722	2,131,922
		7,725,093
Distributors - 0.2%
Genuine Parts Co.	3,926	611,357
LKQ Corp.	1,266	69,364
		680,721
Hotels, Restaurants & Leisure - 4.7%
Airbnb, Inc. Class A (a)	2,531	385,193
ARAMARK Holdings Corp.	3,121	125,995
Booking Holdings, Inc. (a)	1,246	3,701,617
Carnival Corp. (a)	9,082	171,105
Chipotle Mexican Grill, Inc. (a)	633	1,242,123
Darden Restaurants, Inc.	1,769	298,819
Doordash, Inc. (a)	1,392	126,380
Hyatt Hotels Corp. Class A	451	56,984
Las Vegas Sands Corp.	18,913	1,131,187
McDonald's Corp.	7,974	2,337,977
MGM Resorts International	3,007	152,665
Royal Caribbean Cruises Ltd. (a)	7,360	803,050
Starbucks Corp.	41,532	4,218,405
Wynn Resorts Ltd.	5,263	573,562
Yum! Brands, Inc.	3,344	460,368
		15,785,430
Household Durables - 1.3%
D.R. Horton, Inc.	14,603	1,854,873
Lennar Corp. Class A	6,924	878,171
NVR, Inc. (a)	109	687,402
PulteGroup, Inc.	11,388	961,033
		4,381,479
Specialty Retail - 3.1%
AutoZone, Inc. (a)	580	1,439,398
Burlington Stores, Inc. (a)	1,675	297,514
Dick's Sporting Goods, Inc.	753	106,173
O'Reilly Automotive, Inc. (a)	2,578	2,386,687
Ross Stores, Inc.	10,771	1,234,787
TJX Companies, Inc.	43,295	3,746,316
Tractor Supply Co.	1,242	278,196
Ulta Beauty, Inc. (a)	1,709	760,163
		10,249,234
Textiles, Apparel & Luxury Goods - 0.5%
Deckers Outdoor Corp. (a)	672	365,360
NIKE, Inc. Class B	13,244	1,462,005
		1,827,365
TOTAL CONSUMER DISCRETIONARY		43,546,903
CONSUMER STAPLES - 3.5%
Beverages - 1.4%
Molson Coors Beverage Co. Class B	1,649	115,051
Monster Beverage Corp.	28,698	1,649,848
PepsiCo, Inc.	14,964	2,805,151
		4,570,050
Consumer Staples Distribution & Retail - 0.4%
Costco Wholesale Corp.	1,208	677,289
Walmart, Inc.	4,595	734,557
		1,411,846
Food Products - 1.6%
Campbell Soup Co.	4,088	187,312
Conagra Brands, Inc.	2,141	70,246
General Mills, Inc.	17,175	1,283,660
Lamb Weston Holdings, Inc.	7,957	824,584
Mondelez International, Inc.	25,790	1,911,813
The Hershey Co.	3,561	823,695
The J.M. Smucker Co.	2,394	360,656
		5,461,966
Household Products - 0.1%
Church & Dwight Co., Inc.	1,462	139,870
Kimberly-Clark Corp.	1,621	209,271
The Clorox Co.	613	92,857
		441,998
TOTAL CONSUMER STAPLES		11,885,860
ENERGY - 7.3%
Energy Equipment & Services - 0.9%
Baker Hughes Co. Class A	7,960	284,888
Halliburton Co.	14,167	553,646
Schlumberger Ltd.	37,964	2,214,820
		3,053,354
Oil, Gas & Consumable Fuels - 6.4%
APA Corp.	2,443	98,917
Cheniere Energy, Inc.	1,795	290,539
Chevron Corp.	14,929	2,443,280
ConocoPhillips Co.	12,532	1,475,267
Devon Energy Corp.	3,704	200,016
Diamondback Energy, Inc.	1,081	159,253
EOG Resources, Inc.	4,461	591,216
Exxon Mobil Corp.	89,844	9,634,871
Hess Corp.	7,830	1,188,046
HF Sinclair Corp.	2,754	143,456
Marathon Oil Corp.	5,002	131,403
Marathon Petroleum Corp.	16,835	2,239,392
Occidental Petroleum Corp.	5,873	370,762
Phillips 66 Co.	5,301	591,327
Targa Resources Corp.	2,578	211,370
Texas Pacific Land Corp. (b)	133	200,338
Valero Energy Corp.	10,049	1,295,417
		21,264,870
TOTAL ENERGY		24,318,224
FINANCIALS - 6.2%
Banks - 1.0%
First Citizens Bancshares, Inc.	274	392,176
First Horizon National Corp.	4,858	66,215
JPMorgan Chase & Co.	18,922	2,988,919
		3,447,310
Capital Markets - 0.9%
Ameriprise Financial, Inc.	2,645	921,650
Ares Management Corp.	3,372	334,570
Cboe Global Markets, Inc.	1,579	220,555
Coinbase Global, Inc. (a)(b)	2,419	238,538
LPL Financial	1,343	308,030
MarketAxess Holdings, Inc.	1,163	313,103
MSCI, Inc.	398	218,136
Raymond James Financial, Inc.	1,316	144,852
State Street Corp.	2,683	194,357
		2,893,791
Financial Services - 1.2%
Apollo Global Management, Inc.	4,853	396,539
Fiserv, Inc. (a)	14,729	1,858,947
Toast, Inc. (a)(b)	5,894	130,081
Visa, Inc. Class A	7,148	1,699,294
		4,084,861
Insurance - 3.1%
AFLAC, Inc.	8,503	615,107
American Financial Group, Inc.	457	55,576
Aon PLC	870	277,095
Arch Capital Group Ltd. (a)	21,110	1,640,036
Arthur J. Gallagher & Co.	7,142	1,534,102
Chubb Ltd.	3,755	767,560
Erie Indemnity Co. Class A	668	148,269
Everest Re Group Ltd.	1,568	565,280
Globe Life, Inc.	1,963	220,190
Hartford Financial Services Group, Inc.	2,246	161,442
Marsh & McLennan Companies, Inc.	4,878	919,113
Principal Financial Group, Inc.	4,570	365,006
Progressive Corp.	19,773	2,491,003
The Travelers Companies, Inc.	2,154	371,802
W.R. Berkley Corp.	1,862	114,867
Willis Towers Watson PLC	941	198,862
		10,445,310
TOTAL FINANCIALS		20,871,272
HEALTH CARE - 17.6%
Biotechnology - 4.8%
AbbVie, Inc.	6,223	930,836
Alnylam Pharmaceuticals, Inc. (a)	2,857	558,258
Biogen, Inc. (a)	4,844	1,308,800
BioMarin Pharmaceutical, Inc. (a)	4,795	421,624
Exact Sciences Corp. (a)	8,163	796,219
Gilead Sciences, Inc.	52,464	3,994,609
Horizon Therapeutics PLC (a)	8,007	802,862
Neurocrine Biosciences, Inc. (a)	1,060	108,003
Regeneron Pharmaceuticals, Inc. (a)	3,649	2,707,230
Seagen, Inc. (a)	4,582	878,736
United Therapeutics Corp. (a)	861	208,982
Vertex Pharmaceuticals, Inc. (a)	9,266	3,264,782
		15,980,941
Health Care Equipment & Supplies - 3.1%
Align Technology, Inc. (a)	1,249	471,985
Boston Scientific Corp. (a)	32,669	1,693,888
Dentsply Sirona, Inc.	1,180	48,994
DexCom, Inc. (a)	6,508	810,636
Hologic, Inc. (a)	5,190	412,190
IDEXX Laboratories, Inc. (a)	1,849	1,025,696
Insulet Corp. (a)	1,016	281,178
Intuitive Surgical, Inc. (a)	6,094	1,976,894
Masimo Corp. (a)	877	107,257
Novocure Ltd. (a)(b)	841	27,450
Stryker Corp.	10,600	3,004,146
The Cooper Companies, Inc.	734	287,185
Zimmer Biomet Holdings, Inc.	1,170	161,636
		10,309,135
Health Care Providers & Services - 2.4%
AmerisourceBergen Corp.	4,423	826,659
Cardinal Health, Inc.	12,603	1,152,796
Cigna Group	5,123	1,511,797
DaVita HealthCare Partners, Inc. (a)	230	23,458
Elevance Health, Inc.	1,451	684,335
HCA Holdings, Inc.	4,882	1,331,858
Humana, Inc.	1,654	755,597
McKesson Corp.	4,168	1,677,203
Universal Health Services, Inc. Class B	1,710	237,622
		8,201,325
Life Sciences Tools & Services - 0.2%
Mettler-Toledo International, Inc. (a)	131	164,729
West Pharmaceutical Services, Inc.	1,483	545,803
		710,532
Pharmaceuticals - 7.1%
Eli Lilly & Co.	29,987	13,630,591
Merck & Co., Inc.	93,755	9,998,971
		23,629,562
TOTAL HEALTH CARE		58,831,495
INDUSTRIALS - 14.5%
Aerospace & Defense - 2.3%
Axon Enterprise, Inc. (a)	3,992	742,233
HEICO Corp.	689	121,250
HEICO Corp. Class A	509	71,438
Howmet Aerospace, Inc.	13,554	693,152
Huntington Ingalls Industries, Inc.	251	57,647
Lockheed Martin Corp.	4,524	2,019,378
The Boeing Co. (a)	10,716	2,559,517
TransDigm Group, Inc.	1,791	1,611,399
		7,876,014
Air Freight & Logistics - 0.3%
Expeditors International of Washington, Inc.	1,534	195,278
FedEx Corp.	2,930	790,954
		986,232
Building Products - 0.8%
A.O. Smith Corp.	2,124	154,266
Builders FirstSource, Inc. (a)	3,843	555,044
Fortune Brands Home & Security, Inc.	628	44,632
Johnson Controls International PLC	5,468	380,299
Lennox International, Inc.	571	209,808
Owens Corning	1,677	234,763
Trane Technologies PLC	6,405	1,277,413
		2,856,225
Commercial Services & Supplies - 0.5%
Copart, Inc. (a)	17,608	1,556,371
Rollins, Inc.	1,795	73,290
		1,629,661
Construction & Engineering - 0.5%
AECOM	2,198	191,226
Quanta Services, Inc.	6,624	1,335,531
		1,526,757
Electrical Equipment - 1.4%
AMETEK, Inc.	6,910	1,095,926
Eaton Corp. PLC	10,572	2,170,643
Hubbell, Inc. Class B	2,070	645,840
Rockwell Automation, Inc.	2,788	937,577
		4,849,986
Ground Transportation - 0.7%
Knight-Swift Transportation Holdings, Inc. Class A	869	52,792
Old Dominion Freight Lines, Inc.	2,430	1,019,361
Uber Technologies, Inc. (a)	24,890	1,231,059
		2,303,212
Industrial Conglomerates - 2.2%
General Electric Co.	64,865	7,410,178
Machinery - 4.5%
Caterpillar, Inc.	13,871	3,678,173
Cummins, Inc.	2,858	745,366
Deere & Co.	4,410	1,894,536
Graco, Inc.	2,897	229,819
IDEX Corp.	1,588	358,586
Illinois Tool Works, Inc.	7,557	1,989,909
Ingersoll Rand, Inc.	11,709	764,246
Otis Worldwide Corp.	5,049	459,257
PACCAR, Inc.	22,333	1,923,541
Parker Hannifin Corp.	3,326	1,363,693
Pentair PLC	3,766	261,737
Snap-On, Inc.	1,706	464,783
Toro Co.	3,049	309,931
Westinghouse Air Brake Tech Co.	1,177	139,404
Xylem, Inc.	3,770	425,068
		15,008,049
Passenger Airlines - 0.0%
Delta Air Lines, Inc.	998	46,167
Professional Services - 0.2%
Booz Allen Hamilton Holding Corp. Class A	1,957	236,954
Verisk Analytics, Inc.	1,590	364,015
		600,969
Trading Companies & Distributors - 1.1%
Ferguson PLC	3,717	600,742
United Rentals, Inc.	2,495	1,159,377
W.W. Grainger, Inc.	2,141	1,581,107
Watsco, Inc. (b)	701	265,111
		3,606,337
TOTAL INDUSTRIALS		48,699,787
INFORMATION TECHNOLOGY - 25.0%
Communications Equipment - 0.9%
Arista Networks, Inc. (a)	7,998	1,240,410
Motorola Solutions, Inc.	5,941	1,702,869
		2,943,279
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp. Class A	2,657	234,640
Arrow Electronics, Inc. (a)	889	126,718
CDW Corp.	1,626	304,176
Cognex Corp.	697	38,070
		703,604
IT Services - 0.5%
Cloudflare, Inc. (a)	1,263	86,857
Gartner, Inc. (a)	2,180	770,826
MongoDB, Inc. Class A (a)	896	379,366
Okta, Inc. (a)	895	68,790
Snowflake, Inc. (a)	1,259	223,737
VeriSign, Inc. (a)	994	209,684
		1,739,260
Semiconductors & Semiconductor Equipment - 12.7%
Advanced Micro Devices, Inc. (a)	35,159	4,022,190
Analog Devices, Inc.	10,616	2,118,210
Applied Materials, Inc.	12,758	1,933,985
Broadcom, Inc.	11,397	10,241,914
Enphase Energy, Inc. (a)	804	122,071
Entegris, Inc.	1,473	161,603
First Solar, Inc. (a)	6,486	1,345,196
KLA Corp.	1,917	985,242
Lam Research Corp.	2,048	1,471,468
Lattice Semiconductor Corp. (a)	3,011	273,820
Marvell Technology, Inc.	4,518	294,257
Microchip Technology, Inc.	9,735	914,506
Monolithic Power Systems, Inc.	706	395,000
NVIDIA Corp.	35,372	16,528,973
ON Semiconductor Corp. (a)	15,541	1,674,543
		42,482,978
Software - 9.0%
Adobe, Inc. (a)	2,426	1,325,008
ANSYS, Inc. (a)	2,079	711,226
Atlassian Corp. PLC (a)	657	119,535
Bentley Systems, Inc. Class B	2,726	146,877
Cadence Design Systems, Inc. (a)	9,884	2,312,955
Crowdstrike Holdings, Inc. (a)	978	158,103
Dynatrace, Inc. (a)	1,182	64,644
Fair Isaac Corp. (a)	1,490	1,248,575
Fortinet, Inc. (a)	7,026	546,061
HubSpot, Inc. (a)	908	527,139
Microsoft Corp.	23,812	7,998,927
Oracle Corp.	62,353	7,309,642
Palantir Technologies, Inc. (a)	34,902	692,456
Palo Alto Networks, Inc. (a)(b)	4,998	1,249,300
PTC, Inc. (a)	536	78,154
Salesforce, Inc. (a)	12,022	2,705,070
ServiceNow, Inc. (a)	1,045	609,235
Splunk, Inc. (a)	636	68,898
Synopsys, Inc. (a)	3,682	1,663,528
Tyler Technologies, Inc. (a)	180	71,393
UiPath, Inc. Class A (a)	1,893	34,225
Unity Software, Inc. (a)	1,127	51,662
Workday, Inc. Class A (a)	2,286	542,079
		30,234,692
Technology Hardware, Storage & Peripherals - 1.7%
Apple, Inc.	28,733	5,644,598
TOTAL INFORMATION TECHNOLOGY		83,748,411
MATERIALS - 3.6%
Chemicals - 2.3%
Air Products & Chemicals, Inc.	6,710	2,048,764
Albemarle Corp.	1,533	325,425
Corteva, Inc.	10,860	612,830
DuPont de Nemours, Inc.	5,738	445,441
FMC Corp.	2,003	192,749
Linde PLC	10,494	4,099,691
Westlake Corp.	352	48,400
		7,773,300
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	691	308,504
Vulcan Materials Co.	1,489	328,325
		636,829
Metals & Mining - 1.1%
Freeport-McMoRan, Inc.	13,813	616,750
Nucor Corp.	7,774	1,337,828
Reliance Steel & Aluminum Co.	2,879	843,144
Steel Dynamics, Inc.	7,869	838,678
		3,636,400
TOTAL MATERIALS		12,046,529
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Gaming & Leisure Properties	1,045	49,596
VICI Properties, Inc.	8,795	276,867
		326,463
Real Estate Management & Development - 0.1%
CoStar Group, Inc. (a)	1,633	137,123
Zillow Group, Inc. Class C (a)	770	41,703
		178,826
TOTAL REAL ESTATE		505,289
UTILITIES - 0.9%
Electric Utilities - 0.8%
Constellation Energy Corp.	11,649	1,125,876
Edison International	3,586	258,049
PG&E Corp. (a)	66,240	1,166,486
		2,550,411
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	6,326	136,831
Vistra Corp.	1,149	32,241
		169,072
Multi-Utilities - 0.0%
Consolidated Edison, Inc.	1,443	136,883
TOTAL UTILITIES		2,856,366
TOTAL COMMON STOCKS (Cost $281,723,386)		333,841,457

U.S. Treasury Obligations - 0.1%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.18% 9/7/23 (d) (Cost $298,418)	300,000	298,377

Money Market Funds - 0.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (e)	1,483,016	1,483,312
Fidelity Securities Lending Cash Central Fund 5.32% (e)(f)	690,206	690,275
TOTAL MONEY MARKET FUNDS (Cost $2,173,587)		2,173,587

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $284,195,391)	336,313,421
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(1,403,333)
NET ASSETS - 100.0%	334,910,088

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	8	Sep 2023	1,845,800	30,679	30,679

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $119,351.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	4,991,361	89,521,471	93,029,520	51,254	-	-	1,483,312	0.0%
Fidelity Securities Lending Cash Central Fund 5.32%	2,360,785	41,779,077	43,449,587	17,750	-	-	690,275	0.0%
Total	7,352,146	131,300,548	136,479,107	69,004	-	-	2,173,587

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	26,531,321	26,531,321	-	-
Consumer Discretionary	43,546,903	43,546,903	-	-
Consumer Staples	11,885,860	11,885,860	-	-
Energy	24,318,224	24,318,224	-	-
Financials	20,871,272	20,871,272	-	-
Health Care	58,831,495	58,831,495	-	-
Industrials	48,699,787	48,699,787	-	-
Information Technology	83,748,411	83,748,411	-	-
Materials	12,046,529	12,046,529	-	-
Real Estate	505,289	505,289	-	-
Utilities	2,856,366	2,856,366	-	-

U.S. Government and Government Agency Obligations	298,377	-	298,377	-

Money Market Funds	2,173,587	2,173,587	-	-
Total Investments in Securities:	336,313,421	336,015,044	298,377	-
Derivative Instruments:

Assets
Futures Contracts	30,679	30,679	-	-
Total Assets	30,679	30,679	-	-
Total Derivative Instruments:	30,679	30,679	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	30,679	0
Total Equity Risk	30,679	0
Total Value of Derivatives	30,679	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements
Statement of Assets and Liabilities
		July 31, 2023

Assets
Investment in securities, at value (including securities loaned of $681,808) - See accompanying schedule:
Unaffiliated issuers (cost $282,021,804)	$334,139,834
Fidelity Central Funds (cost $2,173,587)	2,173,587

Total Investment in Securities (cost $284,195,391)		$336,313,421
Receivable for investments sold		43,864,265
Receivable for fund shares sold		68,213
Dividends receivable		129,187
Distributions receivable from Fidelity Central Funds		5,119
Receivable for daily variation margin on futures contracts		3,200
Total assets		380,383,405
Liabilities
Payable for investments purchased	$44,496,969
Payable for fund shares redeemed	209,299
Accrued management fee	27,497
Other payables and accrued expenses	49,277
Collateral on securities loaned	690,275
Total Liabilities		45,473,317
Net Assets		$334,910,088
Net Assets consist of:
Paid in capital		$238,951,194
Total accumulated earnings (loss)		95,958,894
Net Assets		$334,910,088
Net Asset Value, offering price and redemption price per share ($334,910,088 ÷ 23,122,512 shares)		$14.48

Statement of Operations
		Year ended July 31, 2023
Investment Income
Dividends		$37,895,832
Interest		10,947
Income from Fidelity Central Funds (including $17,750 from security lending)		69,004
Total Income		37,975,783
Expenses
Management fee	$1,650,392
Custodian fees and expenses	57,795
Independent trustees' fees and expenses	7,931
Registration fees	35,358
Audit	53,833
Legal	7,846
Interest	72,707
Miscellaneous	18,197
Total Expenses		1,904,059
Net Investment income (loss)		36,071,724
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	250,574,422
Futures contracts	320,393
Total net realized gain (loss)		250,894,815
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(238,110,982)
Futures contracts	(636,561)
Total change in net unrealized appreciation (depreciation)		(238,747,543)
Net gain (loss)		12,147,272
Net increase (decrease) in net assets resulting from operations		$48,218,996
Statement of Changes in Net Assets

	Year ended July 31, 2023	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$36,071,724	$42,515,461
Net realized gain (loss)	250,894,815	(109,569,656)
Change in net unrealized appreciation (depreciation)	(238,747,543)	(275,243,396)
Net increase (decrease) in net assets resulting from operations	48,218,996	(342,297,591)
Distributions to shareholders	(61,615,588)	(545,772,044)

Share transactions
Proceeds from sales of shares	56,880,947	2,470,011,092
Reinvestment of distributions	60,451,730	528,193,833
Cost of shares redeemed	(4,293,261,374)	(494,759,472)

Net increase (decrease) in net assets resulting from share transactions	(4,175,928,697)	2,503,445,453
Total increase (decrease) in net assets	(4,189,325,289)	1,615,375,818

Net Assets
Beginning of period	4,524,235,377	2,908,859,559
End of period	$334,910,088	$4,524,235,377

Other Information
Shares
Sold	4,142,276	172,552,413
Issued in reinvestment of distributions	4,354,609	31,671,872
Redeemed	(309,624,256)	(32,697,591)
Net increase (decrease)	(301,127,371)	171,526,694

Fidelity® SAI U.S. Momentum Index Fund

Years ended July 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$13.95	$19.05	$15.74	$13.77	$13.31
Income from Investment Operations
Net investment income (loss) A,B	.30	.19	.10	.19	.20
Net realized and unrealized gain (loss)	.52 C	(1.81)	4.66	2.07	.71 D
Total from investment operations	.82	(1.62)	4.76	2.26	.91
Distributions from net investment income	(.29)	(.10)	(.18)	(.22)	(.12)
Distributions from net realized gain	-	(3.38)	(1.27)	(.08)	(.33)
Total distributions	(.29)	(3.48)	(1.45)	(.29) E	(.45)
Net asset value, end of period	$14.48	$13.95	$19.05	$15.74	$13.77
Total Return F	5.99% C	(11.06)%	32.98%	16.76%	6.94% D
Ratios to Average Net Assets B,G,H
Expenses before reductions	.11%	.11%	.11%	.11%	.21%
Expenses net of fee waivers, if any	.11%	.11%	.11%	.11%	.15%
Expenses net of all reductions	.11%	.11%	.11%	.11%	.15%
Net investment income (loss)	2.15%	1.25%	.58%	1.36%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$334,910	$4,524,235	$2,908,860	$1,798,387	$3,655,491
Portfolio turnover rate I	85%	138%	128%	163%	161%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 5.95%.

DAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 6.91%.

ETotal distributions per share do not sum due to rounding.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended July 31, 2023

1. Organization.
Fidelity SAI U.S. Momentum Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.
Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2023, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies(PFIC)and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$53,647,248
Gross unrealized depreciation	(1,878,105)
Net unrealized appreciation (depreciation)	$51,769,143
Tax Cost	$284,544,278

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,174,116
Undistributed long-term capital gain	$43,015,637
Net unrealized appreciation (depreciation) on securities and other investments	$51,769,143

The tax character of distributions paid was as follows:

	July 31, 2023	July 31, 2022
Ordinary Income	$61,615,588	$138,747,010
Long-term Capital Gains	-	407,025,034
Total	$61,615,588	$545,772,044
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI U.S. Momentum Index Fund	1,463,245,481	5,642,262,258
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI U.S. Momentum Index Fund	Borrower	$42,094,769	2.85%	$43,307

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Other.  During the period, FMR reimbursed the Fund $693,014 for an operational error which is included in Net Realized Gain (Loss) in the accompanying Statement of Operations.

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI U.S. Momentum Index Fund	$5,379
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI U.S. Momentum Index Fund	$1,735	$268	-
9. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI U.S. Momentum Index Fund	$208,345,000	5.08%	$29,400
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity SAI U.S. Momentum Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity SAI U.S. Momentum Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of July 31, 2023, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 12, 2023
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Jonathan Chiel, each of the Trustees oversees 313 funds. Mr. Chiel oversees 191 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Jonathan Chiel (1957)
Year of Election or Appointment: 2016
Trustee
Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney's Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Previously, Mr. Engler served as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-2022), a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Laura M. Bishop (1961)
Year of Election or Appointment: 2022
Member of the Advisory Board
Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).
Robert W. Helm (1957)
Year of Election or Appointment: 2021
Member of the Advisory Board
Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon.
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Member of the Advisory Board
Ms. Zierhoffer also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Allscripts Healthcare Solutions, Inc. (healthcare technology, 2020-present) and as a member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-present). Previously, Ms. Zierhoffer served as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner serves as Senior Vice President (2022-present), and is an employee of Fidelity Investments. Ms. Bonner serves as Assistant Treasurer of Fidelity CRET Trustee LLC (2022-present). Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain other Fidelity entities. She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Vice President Assistant Treasurer and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Robin Foley (1964)
Year of Election or Appointment: 2023
Vice President
Ms. Foley also serves as Vice President of other funds. Ms. Foley serves as Head of Fidelity's Fixed Income division (2023-present) and is an employee of Fidelity Investments. Previously, Ms. Foley served as Chief Investment Officer of Bonds (2017-2023).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia serves as Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments. Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2023 to July 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value February 1, 2023	Ending Account Value July 31, 2023	Expenses Paid During Period- C February 1, 2023 to July 31, 2023

Fidelity® SAI U.S. Momentum Index Fund	.15%
Actual		$ 1,000	$ 1,044.70	$ .76
Hypothetical-B		$ 1,000	$ 1,024.05	$ .75

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2023, $46,346,296, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 100% and 95% of the dividends distributed in September and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 99.99% and 99.16% of the dividends distributed September and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 0.02% and 0.84% of the dividends distributed in September and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

1.9878817.106
SY1-ANN-0923
Fidelity® SAI Small-Mid Cap 500 Index Fund

Annual Report
July 31, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
A fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended July 31, 2023	Past 1 year	Past 5 years	Life of Fund A
Fidelity® SAI Small-Mid Cap 500 Index Fund	8.32%	8.82%	9.44%

A   From August 12, 2015
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® SAI Small-Mid Cap 500 Index Fund, on August 12, 2015, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell SMID 500™ Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
U.S. equities gained 13.02% for the 12 months ending July 31, 2023, according to the S&P 500® index, as continued global economic expansion, falling commodity prices and a slowing in the pace of inflation provided a favorable backdrop for higher-risk assets. Large-cap stocks spearheaded the rally, which was driven by the shares of a narrow set of mega-cap companies in the information technology and communication services sectors, largely due to exuberance related to generative artificial intelligence. Aggressive monetary tightening by the U.S. Federal Reserve continued amid consistent pressure on core inflation, a measure that excludes food and energy. Since March 2022, the Fed has hiked its benchmark interest rate 11 times. The latest bump came in late July, a fourth consecutive raise of a stepped down 25 basis points. The S&P 500® gained 3.21% in July, as a "soft landing" of the U.S. economy became the consensus view amid better-than-expected earnings, slowing inflation and easing financial conditions, bringing the index's year-to-date gain to 20.65%. July saw a continuance of the recent shift to wider market breadth and lower dispersion. For the full 12 months, value (+17%) handily topped growth (+8%) within the index. By sector, tech (+28%), communication services (+21%) and industrials (+17%) led, whereas real estate (-10%) lagged most, due to high borrowing costs, low home inventory and a deteriorating commercial property market.
Comments from the Geode Capital Management, LLC, passive equity index team:
For the fiscal year ending July 31, 2023, the fund gained 8.32%, versus the 8.18% result of the benchmark Russell SMID 500 Index. By sector, industrials gained 22% and contributed most. Consumer discretionary stocks also helped, gaining 15%. The information technology sector rose 15%. Materials (+10%) also contributed. Conversely, health care returned -5% and detracted most. This group was hampered by the pharmaceuticals, biotechnology & life sciences industry (-8%). Real estate (-5%) also hurt. Other detractors were the utilities (-8%) sector and the energy (-4%) sector. Turning to individual stocks, the top contributor was Builders FirstSource (+111%), from the capital goods category. Another notable contributor was PulteGroup (+94%), a stock in the consumer durables & apparel group. Exact Sciences (+117%), a stock in the pharmaceuticals, biotechnology & life sciences category, also contributed. In contrast, the biggest individual detractor was Signature Bank (-100%), from the banks group. Apellis Pharmaceuticals (-70%), from the pharmaceuticals, biotechnology & life sciences group, and First Horizon (-37%), a stock in the banks industry, also both detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary July 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

PulteGroup, Inc.	0.6
Builders FirstSource, Inc.	0.6
Exact Sciences Corp.	0.5
Reliance Steel & Aluminum Co.	0.5
Hubbell, Inc. Class B	0.5
FactSet Research Systems, Inc.	0.5
Entegris, Inc.	0.5
PTC, Inc.	0.5
Booz Allen Hamilton Holding Corp. Class A	0.5
Textron, Inc.	0.5
5.2

Market Sectors (% of Fund's net assets)

Industrials	21.3
Financials	15.4
Consumer Discretionary	14.4
Information Technology	12.2
Health Care	10.2
Real Estate	7.9
Materials	6.2
Energy	3.6
Consumer Staples	3.1
Communication Services	3.0
Utilities	2.5

Asset Allocation (% of Fund's net assets)

Futures - 0.1%

Schedule of Investments July 31, 2023
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 0.3%
Frontier Communications Parent, Inc. (a)(b)	118,127	2,151,093
Iridium Communications, Inc.	60,170	3,161,934
		5,313,027
Entertainment - 0.7%
AMC Entertainment Holdings, Inc. Class A (a)(b)	250,374	1,244,359
Madison Square Garden Sports Corp.	8,969	1,908,155
Playtika Holding Corp. (a)	11,339	135,388
Roku, Inc. Class A (a)	59,469	5,725,081
World Wrestling Entertainment, Inc. Class A (b)	20,800	2,184,000
		11,196,983
Interactive Media & Services - 0.5%
IAC, Inc. (a)	37,106	2,582,578
TripAdvisor, Inc. (a)	53,567	999,025
Zoominfo Technologies, Inc. (a)	150,528	3,849,001
		7,430,604
Media - 1.5%
Cable One, Inc.	2,723	1,971,289
DISH Network Corp. Class A (a)	119,385	946,723
Interpublic Group of Companies, Inc.	186,063	6,368,936
Liberty Media Corp. Liberty SiriusXM:
Series A (a)	35,816	1,135,367
Series C (a)	74,111	2,358,953
News Corp.:
Class A	183,783	3,642,579
Class B	56,184	1,129,860
Nexstar Broadcasting Group, Inc. Class A	16,509	3,082,560
The New York Times Co. Class A	77,919	3,175,978
		23,812,245
TOTAL COMMUNICATION SERVICES		47,752,859
CONSUMER DISCRETIONARY - 14.4%
Automobile Components - 1.0%
BorgWarner, Inc.	112,568	5,234,412
Gentex Corp.	113,077	3,797,126
Lear Corp.	28,333	4,384,815
Phinia, Inc.	22,490	638,041
QuantumScape Corp. Class A (a)(b)	141,957	1,889,448
		15,943,842
Automobiles - 0.3%
Harley-Davidson, Inc.	63,224	2,441,079
Thor Industries, Inc. (b)	24,715	2,854,335
		5,295,414
Broadline Retail - 0.4%
Kohl's Corp.	53,324	1,517,068
Macy's, Inc. (b)	130,560	2,165,990
Nordstrom, Inc.	55,058	1,272,390
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	29,740	2,167,451
		7,122,899
Distributors - 0.4%
Pool Corp.	18,336	7,054,593
Diversified Consumer Services - 0.8%
ADT, Inc. (b)	101,306	646,332
Bright Horizons Family Solutions, Inc. (a)(b)	27,702	2,687,925
Grand Canyon Education, Inc. (a)	14,580	1,582,659
H&R Block, Inc.	73,287	2,463,176
Mister Car Wash, Inc. (a)(b)	36,103	358,503
Service Corp. International	71,803	4,785,670
		12,524,265
Hotels, Restaurants & Leisure - 3.1%
ARAMARK Holdings Corp.	113,002	4,561,891
Boyd Gaming Corp.	35,461	2,422,696
Choice Hotels International, Inc. (b)	14,662	1,917,057
Churchill Downs, Inc.	34,311	3,974,929
Hyatt Hotels Corp. Class A	22,441	2,835,420
Marriott Vacations Worldwide Corp.	17,624	2,264,860
Norwegian Cruise Line Holdings Ltd. (a)(b)	203,983	4,501,905
Penn Entertainment, Inc. (a)	73,958	1,944,356
Planet Fitness, Inc. (a)	41,121	2,777,312
Texas Roadhouse, Inc. Class A	32,258	3,598,380
Travel+Leisure Co.	35,817	1,458,826
Vail Resorts, Inc.	19,301	4,545,192
Wendy's Co.	83,463	1,793,620
Wingstop, Inc.	14,448	2,435,644
Wyndham Hotels & Resorts, Inc.	40,561	3,160,513
Wynn Resorts Ltd.	50,126	5,462,731
		49,655,332
Household Durables - 2.0%
Leggett & Platt, Inc. (b)	63,924	1,870,416
Mohawk Industries, Inc. (a)	25,514	2,713,159
Newell Brands, Inc.	183,526	2,048,150
PulteGroup, Inc.	107,065	9,035,218
Tempur Sealy International, Inc.	80,507	3,593,027
Toll Brothers, Inc.	53,280	4,279,982
TopBuild Corp. (a)	15,286	4,187,294
Whirlpool Corp.	25,818	3,724,505
		31,451,751
Leisure Products - 1.1%
Brunswick Corp.	34,215	2,953,097
Hasbro, Inc.	63,053	4,070,702
Mattel, Inc. (a)	169,851	3,617,826
Peloton Interactive, Inc. Class A (a)	148,740	1,444,265
Polaris, Inc.	26,012	3,533,470
YETI Holdings, Inc. (a)	41,799	1,780,637
		17,399,997
Specialty Retail - 3.2%
Advance Auto Parts, Inc.	28,649	2,131,199
AutoNation, Inc. (a)(b)	14,692	2,365,118
Bath & Body Works, Inc.	110,565	4,097,539
Dick's Sporting Goods, Inc.	29,003	4,089,423
Five Below, Inc. (a)	26,440	5,508,510
Floor & Decor Holdings, Inc. Class A (a)(b)	50,222	5,767,997
GameStop Corp. Class A (a)(b)	129,222	2,868,728
Gap, Inc. (b)	93,741	965,532
Lithia Motors, Inc. Class A (sub. vtg.)	13,058	4,054,901
Murphy U.S.A., Inc.	9,534	2,927,224
Penske Automotive Group, Inc. (b)	9,689	1,563,998
Petco Health & Wellness Co., Inc. (a)	39,548	322,712
RH (a)(b)	7,847	3,045,970
Valvoline, Inc.	82,810	3,144,296
Victoria's Secret & Co. (a)	37,707	772,616
Wayfair LLC Class A (a)(b)	39,684	3,090,193
Williams-Sonoma, Inc.	31,448	4,359,951
		51,075,907
Textiles, Apparel & Luxury Goods - 2.1%
Capri Holdings Ltd. (a)	59,038	2,179,093
Carter's, Inc. (b)	17,752	1,331,578
Columbia Sportswear Co.	17,243	1,355,472
Crocs, Inc. (a)	29,356	3,180,723
Deckers Outdoor Corp. (a)	12,648	6,876,591
PVH Corp.	30,081	2,696,461
Ralph Lauren Corp.	19,614	2,575,907
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	66,296	3,684,732
Tapestry, Inc.	113,884	4,914,095
Under Armour, Inc.:
Class A (sub. vtg.) (a)	90,933	732,920
Class C (non-vtg.) (a)	89,427	663,548
VF Corp.	168,687	3,341,689
		33,532,809
TOTAL CONSUMER DISCRETIONARY		231,056,809
CONSUMER STAPLES - 3.1%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)	4,535	1,684,480
Celsius Holdings, Inc. (a)	26,237	3,796,494
		5,480,974
Consumer Staples Distribution & Retail - 1.5%
Albertsons Companies, Inc.	201,009	4,367,926
BJ's Wholesale Club Holdings, Inc. (a)	64,187	4,256,240
Casey's General Stores, Inc.	17,971	4,540,553
Grocery Outlet Holding Corp. (a)	45,796	1,531,876
Performance Food Group Co. (a)	73,937	4,418,475
U.S. Foods Holding Corp. (a)	109,342	4,672,184
		23,787,254
Food Products - 1.0%
Darling Ingredients, Inc. (a)	76,471	5,295,617
Flowers Foods, Inc.	90,668	2,240,406
Freshpet, Inc. (a)(b)	22,034	1,620,380
Ingredion, Inc.	31,824	3,540,738
Pilgrim's Pride Corp. (a)	19,838	491,387
Post Holdings, Inc. (a)(b)	25,818	2,202,275
Seaboard Corp.	123	443,415
		15,834,218
Household Products - 0.1%
Reynolds Consumer Products, Inc.	26,185	724,801
Spectrum Brands Holdings, Inc.	19,372	1,518,959
		2,243,760
Personal Care Products - 0.2%
Coty, Inc. Class A (a)	173,850	2,093,154
Olaplex Holdings, Inc. (a)	62,960	226,656
		2,319,810
TOTAL CONSUMER STAPLES		49,666,016
ENERGY - 3.6%
Energy Equipment & Services - 0.5%
NOV, Inc.	189,292	3,800,983
TechnipFMC PLC	211,822	3,884,815
		7,685,798
Oil, Gas & Consumable Fuels - 3.1%
Antero Midstream GP LP	163,581	1,953,157
Antero Resources Corp. (a)	136,449	3,650,011
APA Corp.	149,743	6,063,094
Chesapeake Energy Corp.	61,222	5,163,463
DT Midstream, Inc.	46,828	2,506,235
EQT Corp.	173,993	7,339,025
HF Sinclair Corp. (b)	68,122	3,548,475
New Fortress Energy, Inc.	31,235	891,759
Ovintiv, Inc.	117,070	5,395,756
PDC Energy, Inc.	41,829	3,174,403
Range Resources Corp.	112,956	3,550,207
Southwestern Energy Co. (a)	529,321	3,430,000
Texas Pacific Land Corp. (b)	2,789	4,201,071
		50,866,656
TOTAL ENERGY		58,552,454
FINANCIALS - 15.4%
Banks - 3.8%
Bank OZK	53,169	2,325,080
BOK Financial Corp.	13,670	1,217,724
Columbia Banking Systems, Inc.	100,316	2,242,063
Comerica, Inc.	63,490	3,425,920
Commerce Bancshares, Inc.	55,133	2,931,973
Cullen/Frost Bankers, Inc.	28,560	3,101,045
East West Bancorp, Inc.	67,765	4,215,661
First Citizens Bancshares, Inc.	5,237	7,495,718
First Hawaiian, Inc.	61,372	1,269,787
First Horizon National Corp.	257,846	3,514,441
FNB Corp., Pennsylvania	172,520	2,206,531
New York Community Bancorp, Inc.	343,622	4,766,037
Pinnacle Financial Partners, Inc.	36,289	2,754,335
Popular, Inc.	33,951	2,463,145
Prosperity Bancshares, Inc.	42,012	2,660,200
Synovus Financial Corp.	69,773	2,365,305
Webster Financial Corp.	83,764	3,963,712
Western Alliance Bancorp.	52,148	2,709,089
Wintrust Financial Corp.	29,355	2,476,388
Zions Bancorp NA	70,184	2,684,538
		60,788,692
Capital Markets - 3.7%
Affiliated Managers Group, Inc.	17,198	2,384,331
Carlyle Group LP	101,798	3,629,099
Cboe Global Markets, Inc.	50,764	7,090,716
Evercore, Inc. Class A	17,175	2,319,656
FactSet Research Systems, Inc.	18,523	8,058,246
Houlihan Lokey	23,979	2,394,303
Invesco Ltd.	178,992	3,007,066
Janus Henderson Group PLC	64,588	1,895,658
Jefferies Financial Group, Inc.	96,961	3,567,195
Lazard Ltd. Class A	52,806	1,853,491
MarketAxess Holdings, Inc.	17,877	4,812,846
Morningstar, Inc.	12,406	2,859,335
Robinhood Markets, Inc. (a)	320,347	4,119,662
SEI Investments Co.	49,091	3,092,242
Stifel Financial Corp.	49,527	3,146,946
TPG, Inc. (b)	30,950	910,859
Virtu Financial, Inc. Class A	43,082	799,602
XP, Inc. Class A (a)	160,286	4,329,325
		60,270,578
Consumer Finance - 0.9%
Ally Financial, Inc.	130,567	3,987,516
Credit Acceptance Corp. (a)(b)	3,089	1,719,337
OneMain Holdings, Inc.	54,137	2,462,151
SLM Corp.	116,335	1,882,300
SoFi Technologies, Inc. (a)(b)	442,633	5,068,148
		15,119,452
Financial Services - 2.1%
Affirm Holdings, Inc. (a)(b)	104,970	2,035,368
Corebridge Financial, Inc.	71,376	1,335,445
Equitable Holdings, Inc.	172,511	4,949,341
Euronet Worldwide, Inc. (a)	22,827	2,005,808
Jack Henry & Associates, Inc.	35,099	5,881,539
MGIC Investment Corp.	139,015	2,327,111
Shift4 Payments, Inc. (a)	26,224	1,809,194
TFS Financial Corp.	23,977	347,906
The Western Union Co.	180,557	2,199,184
Toast, Inc. (a)	170,952	3,772,911
UWM Holdings Corp. Class A	44,839	294,144
Voya Financial, Inc.	47,270	3,510,270
WEX, Inc. (a)	20,632	3,906,669
		34,374,890
Insurance - 4.1%
American Financial Group, Inc.	35,105	4,269,119
Assurant, Inc.	25,518	3,432,426
Assured Guaranty Ltd.	27,419	1,639,108
Axis Capital Holdings Ltd.	37,504	2,067,220
Brighthouse Financial, Inc. (a)	32,157	1,676,344
Everest Re Group Ltd.	20,427	7,364,138
First American Financial Corp.	48,346	3,064,169
Globe Life, Inc.	42,822	4,803,344
Hanover Insurance Group, Inc.	17,125	1,943,345
Kemper Corp.	29,042	1,480,271
Kinsale Capital Group, Inc. (b)	10,532	3,924,539
Lincoln National Corp.	81,552	2,286,718
Old Republic International Corp.	131,178	3,616,577
Primerica, Inc.	17,502	3,722,675
Reinsurance Group of America, Inc.	32,084	4,502,989
RenaissanceRe Holdings Ltd.	23,697	4,425,652
RLI Corp.	19,399	2,588,021
Ryan Specialty Group Holdings, Inc. (a)	44,763	1,940,028
Unum Group	94,822	4,609,297
White Mountains Insurance Group Ltd.	1,195	1,848,689
		65,204,669
Mortgage Real Estate Investment Trusts - 0.8%
AGNC Investment Corp.	276,659	2,819,155
Annaly Capital Management, Inc.	238,249	4,786,422
Rithm Capital Corp.	232,497	2,343,570
Starwood Property Trust, Inc. (b)	142,165	2,948,502
		12,897,649
TOTAL FINANCIALS		248,655,930
HEALTH CARE - 10.2%
Biotechnology - 2.8%
Apellis Pharmaceuticals, Inc. (a)	48,119	1,239,064
Exact Sciences Corp. (a)	86,170	8,405,022
Exelixis, Inc. (a)	154,745	3,050,024
Ionis Pharmaceuticals, Inc. (a)(b)	68,694	2,845,992
Karuna Therapeutics, Inc. (a)	17,158	3,427,654
Mirati Therapeutics, Inc. (a)	22,000	665,940
Natera, Inc. (a)	49,963	2,259,327
Neurocrine Biosciences, Inc. (a)	46,638	4,751,946
Repligen Corp. (a)(b)	26,791	4,596,264
Roivant Sciences Ltd. (a)	117,724	1,410,334
Sarepta Therapeutics, Inc. (a)	43,164	4,678,546
Ultragenyx Pharmaceutical, Inc. (a)	32,637	1,407,307
United Therapeutics Corp. (a)	21,784	5,287,412
		44,024,832
Health Care Equipment & Supplies - 2.2%
Dentsply Sirona, Inc.	102,008	4,235,372
Enovis Corp. (a)	25,302	1,616,798
Envista Holdings Corp. (a)	78,982	2,717,771
Globus Medical, Inc. (a)	38,248	2,305,207
ICU Medical, Inc. (a)(b)	9,755	1,738,146
Inspire Medical Systems, Inc. (a)	13,873	3,992,788
Integra LifeSciences Holdings Corp. (a)	34,467	1,567,214
Masimo Corp. (a)	22,921	2,803,238
Novocure Ltd. (a)(b)	50,630	1,652,563
Penumbra, Inc. (a)(b)	17,504	5,310,013
QuidelOrtho Corp. (a)	25,781	2,252,228
Shockwave Medical, Inc. (a)	17,498	4,559,979
Tandem Diabetes Care, Inc. (a)	31,084	1,085,453
		35,836,770
Health Care Providers & Services - 2.0%
Acadia Healthcare Co., Inc. (a)	43,276	3,420,102
agilon health, Inc. (a)(b)	133,281	2,552,331
Amedisys, Inc. (a)	15,458	1,404,205
Chemed Corp.	7,082	3,690,359
DaVita HealthCare Partners, Inc. (a)	26,052	2,657,043
Encompass Health Corp.	47,642	3,145,801
Henry Schein, Inc. (a)	62,896	4,955,576
Premier, Inc.	57,218	1,587,800
R1 RCM, Inc. (a)	73,766	1,274,676
Tenet Healthcare Corp. (a)	48,706	3,639,799
Universal Health Services, Inc. Class B	29,240	4,063,190
		32,390,882
Health Care Technology - 0.3%
Certara, Inc. (a)	57,613	1,121,725
Doximity, Inc. (a)(b)	52,492	1,875,539
Teladoc Health, Inc. (a)(b)	78,614	2,340,339
		5,337,603
Life Sciences Tools & Services - 1.9%
10X Genomics, Inc. (a)	44,285	2,789,069
Azenta, Inc. (a)	32,865	1,543,998
Bio-Techne Corp.	75,100	6,263,340
Bruker Corp.	51,240	3,521,213
Charles River Laboratories International, Inc. (a)	24,493	5,132,263
Maravai LifeSciences Holdings, Inc. (a)	52,984	599,249
Medpace Holdings, Inc. (a)	11,240	2,845,631
QIAGEN NV (a)	109,739	5,137,980
Sotera Health Co. (a)	47,624	903,904
Syneos Health, Inc. (a)	49,777	2,111,043
		30,847,690
Pharmaceuticals - 1.0%
Catalent, Inc. (a)	86,789	4,211,002
Elanco Animal Health, Inc. (a)	236,419	2,853,577
Jazz Pharmaceuticals PLC (a)	29,457	3,841,782
Organon & Co.	123,232	2,708,639
Perrigo Co. PLC	65,105	2,385,447
		16,000,447
TOTAL HEALTH CARE		164,438,224
INDUSTRIALS - 21.3%
Aerospace & Defense - 2.1%
Axon Enterprise, Inc. (a)	33,574	6,242,414
BWX Technologies, Inc.	44,055	3,039,795
Curtiss-Wright Corp.	18,404	3,521,789
Hexcel Corp.	40,661	2,873,919
Huntington Ingalls Industries, Inc.	18,913	4,343,749
Mercury Systems, Inc. (a)	23,910	908,102
Spirit AeroSystems Holdings, Inc. Class A	50,435	1,604,842
Textron, Inc.	97,189	7,558,389
Woodward, Inc.	28,541	3,435,766
		33,528,765
Air Freight & Logistics - 0.2%
GXO Logistics, Inc. (a)(b)	56,462	3,786,906
Building Products - 3.3%
A.O. Smith Corp.	59,218	4,301,003
Advanced Drain Systems, Inc. (b)	30,054	3,666,287
Allegion PLC	42,347	4,948,670
Armstrong World Industries, Inc.	21,600	1,670,976
Builders FirstSource, Inc. (a)	61,452	8,875,512
Carlisle Companies, Inc.	24,451	6,777,817
Fortune Brands Home & Security, Inc.	61,000	4,335,270
Hayward Holdings, Inc. (a)(b)	53,275	711,754
Lennox International, Inc.	15,425	5,667,762
Owens Corning	43,331	6,065,907
The AZEK Co., Inc. (a)	59,145	1,845,324
Trex Co., Inc. (a)	52,403	3,623,143
		52,489,425
Commercial Services & Supplies - 0.9%
Clean Harbors, Inc. (a)	24,766	4,117,595
Driven Brands Holdings, Inc. (a)	29,959	775,039
MSA Safety, Inc.	17,778	2,951,148
Stericycle, Inc. (a)(b)	44,430	1,887,831
Tetra Tech, Inc.	25,571	4,326,869
		14,058,482
Construction & Engineering - 1.4%
AECOM	63,175	5,496,225
EMCOR Group, Inc.	22,623	4,864,850
MasTec, Inc. (a)	29,994	3,531,794
MDU Resources Group, Inc.	97,494	2,156,567
Valmont Industries, Inc.	10,008	2,649,618
Willscot Mobile Mini Holdings (a)	94,904	4,550,647
		23,249,701
Electrical Equipment - 2.3%
Acuity Brands, Inc.	15,360	2,538,086
ChargePoint Holdings, Inc. Class A (a)(b)	134,876	1,168,026
Generac Holdings, Inc. (a)	29,347	4,510,634
Hubbell, Inc. Class B	25,856	8,067,072
nVent Electric PLC	79,377	4,197,456
Plug Power, Inc. (a)(b)	250,673	3,288,830
Regal Rexnord Corp.	31,915	4,984,485
Sensata Technologies, Inc. PLC	72,779	3,074,913
Sunrun, Inc. (a)(b)	101,832	1,932,771
Vertiv Holdings Co.	155,974	4,056,884
		37,819,157
Ground Transportation - 1.7%
Avis Budget Group, Inc. (a)	9,862	2,172,500
Hertz Global Holdings, Inc. (a)	64,877	1,093,177
Knight-Swift Transportation Holdings, Inc. Class A	75,360	4,578,120
Landstar System, Inc.	17,252	3,512,335
Lyft, Inc. (a)	147,930	1,880,190
Ryder System, Inc.	22,138	2,261,397
Saia, Inc. (a)	12,814	5,422,116
Schneider National, Inc. Class B	26,409	813,661
U-Haul Holding Co. (b)	4,300	261,698
U-Haul Holding Co. (non-vtg.)	39,000	2,231,190
XPO, Inc. (a)	54,962	3,805,569
		28,031,953
Machinery - 4.5%
AGCO Corp.	30,196	4,019,088
Allison Transmission Holdings, Inc.	43,817	2,571,620
Crane Co.	23,150	2,168,924
Crane Nxt Co.	23,211	1,372,931
Donaldson Co., Inc.	58,422	3,670,654
ESAB Corp.	27,222	1,870,151
Flowserve Corp.	63,123	2,383,524
Gates Industrial Corp. PLC (a)	57,100	777,702
Graco, Inc.	80,639	6,397,092
ITT, Inc.	39,872	3,971,251
Lincoln Electric Holdings, Inc.	26,933	5,405,722
Middleby Corp. (a)	25,665	3,897,230
Nordson Corp.	27,601	6,944,688
Oshkosh Corp.	31,449	2,895,509
Pentair PLC	79,177	5,502,802
RBC Bearings, Inc. (a)	13,640	3,083,322
Snap-On, Inc.	25,119	6,843,420
Timken Co.	30,149	2,799,636
Toro Co.	50,228	5,105,676
		71,680,942
Marine Transportation - 0.1%
Kirby Corp. (a)	28,738	2,341,572
Passenger Airlines - 0.5%
Alaska Air Group, Inc. (a)	60,486	2,941,434
American Airlines Group, Inc. (a)	313,456	5,250,388
		8,191,822
Professional Services - 2.9%
Booz Allen Hamilton Holding Corp. Class A	62,764	7,599,465
CACI International, Inc. Class A (a)	10,888	3,815,591
Ceridian HCM Holding, Inc. (a)	71,179	5,040,185
Clarivate Analytics PLC (a)(b)	227,120	2,159,911
Concentrix Corp.	21,184	1,763,356
Dun & Bradstreet Holdings, Inc.	131,437	1,553,585
FTI Consulting, Inc. (a)(b)	16,056	2,812,369
Genpact Ltd.	86,509	3,122,110
KBR, Inc.	65,262	4,012,960
Manpower, Inc.	24,303	1,917,021
Paycor HCM, Inc. (a)(b)	26,644	715,658
Paylocity Holding Corp. (a)	20,267	4,597,569
Robert Half, Inc.	50,750	3,763,113
Science Applications International Corp.	25,928	3,146,104
		46,018,997
Trading Companies & Distributors - 1.4%
Air Lease Corp. Class A	49,916	2,113,443
Core & Main, Inc. (a)(b)	40,905	1,293,007
MSC Industrial Direct Co., Inc. Class A	22,164	2,236,791
SiteOne Landscape Supply, Inc. (a)	21,445	3,645,650
Univar Solutions, Inc. (a)	74,834	2,704,501
Watsco, Inc. (b)	16,021	6,058,982
WESCO International, Inc.	21,350	3,748,420
		21,800,794
TOTAL INDUSTRIALS		342,998,516
INFORMATION TECHNOLOGY - 12.2%
Communications Equipment - 0.9%
Ciena Corp. (a)	71,569	3,020,212
F5, Inc. (a)	29,086	4,602,569
Juniper Networks, Inc.	153,604	4,270,191
Lumentum Holdings, Inc. (a)	32,959	1,725,733
ViaSat, Inc. (a)(b)	34,711	1,073,958
		14,692,663
Electronic Equipment, Instruments & Components - 2.1%
Arrow Electronics, Inc. (a)	27,646	3,940,661
Avnet, Inc.	43,843	2,126,386
Cognex Corp.	83,353	4,552,741
Coherent Corp. (a)	57,495	2,722,963
IPG Photonics Corp. (a)	14,469	1,901,950
Jabil, Inc.	62,411	6,907,025
Littelfuse, Inc.	11,675	3,556,205
National Instruments Corp.	63,219	3,729,921
TD SYNNEX Corp.	20,054	1,979,530
Vontier Corp.	75,107	2,323,060
		33,740,442
IT Services - 0.8%
Amdocs Ltd.	57,407	5,375,591
DXC Technology Co. (a)	109,600	3,030,440
Globant SA (a)	19,893	3,475,904
Kyndryl Holdings, Inc. (a)	98,941	1,351,534
		13,233,469
Semiconductors & Semiconductor Equipment - 2.1%
Allegro MicroSystems LLC (a)(b)	32,254	1,664,629
Cirrus Logic, Inc. (a)	26,634	2,152,027
Entegris, Inc.	72,070	7,906,800
Lattice Semiconductor Corp. (a)	65,739	5,978,305
MKS Instruments, Inc.	32,024	3,496,060
Qorvo, Inc. (a)	48,094	5,291,302
Universal Display Corp.	22,541	3,288,281
Wolfspeed, Inc. (a)(b)	59,833	3,942,995
		33,720,399
Software - 6.0%
Alteryx, Inc. Class A (a)(b)	29,547	1,225,019
AppLovin Corp. (a)(b)	109,921	3,451,519
Aspen Technology, Inc. (a)(b)	13,466	2,403,681
Bentley Systems, Inc. Class B	92,729	4,996,239
Bill Holdings, Inc. (a)(b)	49,499	6,204,205
Black Knight, Inc. (a)	74,817	5,261,131
CCC Intelligent Solutions Holdings, Inc. Class A (a)	97,049	1,069,480
Confluent, Inc. (a)	89,301	3,084,457
Dolby Laboratories, Inc. Class A	28,538	2,528,752
DoubleVerify Holdings, Inc. (a)	54,252	2,284,009
Dropbox, Inc. Class A (a)	126,345	3,404,998
Dynatrace, Inc. (a)	105,474	5,768,373
Elastic NV (a)	37,535	2,494,201
Five9, Inc. (a)	34,303	3,010,088
Gen Digital, Inc.	267,354	5,200,035
GitLab, Inc. (a)	23,578	1,170,176
Guidewire Software, Inc. (a)	39,355	3,338,091
HashiCorp, Inc. (a)	44,802	1,326,587
Informatica, Inc. (a)	20,493	390,187
Manhattan Associates, Inc. (a)	29,740	5,669,039
nCino, Inc. (a)(b)	33,652	1,088,642
NCR Corp. (a)	61,556	1,654,625
New Relic, Inc. (a)	26,569	2,231,265
Nutanix, Inc. Class A (a)	110,846	3,347,549
Pegasystems, Inc.	20,227	1,066,974
Procore Technologies, Inc. (a)	37,861	2,871,757
PTC, Inc. (a)	52,475	7,651,380
RingCentral, Inc. (a)	41,165	1,702,584
SentinelOne, Inc. (a)	90,819	1,513,953
Smartsheet, Inc. (a)	60,552	2,688,509
Teradata Corp. (a)	49,061	2,789,118
UiPath, Inc. Class A (a)	181,264	3,277,253
		96,163,876
Technology Hardware, Storage & Peripherals - 0.3%
Pure Storage, Inc. Class A (a)	135,714	5,020,061
TOTAL INFORMATION TECHNOLOGY		196,570,910
MATERIALS - 6.2%
Chemicals - 1.7%
Ashland, Inc.	24,233	2,213,927
Axalta Coating Systems Ltd. (a)	106,764	3,416,448
Element Solutions, Inc.	107,695	2,257,287
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	740,782	1,859,363
Huntsman Corp.	84,257	2,508,331
NewMarket Corp.	3,005	1,357,359
Olin Corp.	62,308	3,593,925
RPM International, Inc.	61,371	6,340,238
The Chemours Co. LLC	71,712	2,651,910
The Scotts Miracle-Gro Co. Class A	19,921	1,395,267
		27,594,055
Construction Materials - 0.2%
Eagle Materials, Inc.	17,223	3,175,405
Containers & Packaging - 2.6%
Aptargroup, Inc.	31,562	3,833,521
Ardagh Group SA (a)	5,444	32,283
Ardagh Metal Packaging SA	69,323	262,041
Avery Dennison Corp.	38,969	7,170,686
Berry Global Group, Inc.	58,598	3,842,271
Crown Holdings, Inc.	51,193	4,748,663
Graphic Packaging Holding Co.	146,925	3,555,585
Packaging Corp. of America	42,701	6,548,198
Sealed Air Corp.	69,374	3,164,842
Silgan Holdings, Inc.	40,304	1,767,330
Sonoco Products Co.	47,162	2,765,580
WestRock Co.	122,592	4,081,088
		41,772,088
Metals & Mining - 1.5%
Alcoa Corp.	85,772	3,104,089
Cleveland-Cliffs, Inc. (a)	245,238	4,328,451
MP Materials Corp. (a)(b)	50,183	1,196,865
Reliance Steel & Aluminum Co.	28,220	8,264,509
Royal Gold, Inc.	31,638	3,800,989
SSR Mining, Inc.	99,525	1,449,084
United States Steel Corp.	108,516	2,767,158
		24,911,145
Paper & Forest Products - 0.2%
Louisiana-Pacific Corp.	31,010	2,360,791
TOTAL MATERIALS		99,813,484
REAL ESTATE - 7.9%
Equity Real Estate Investment Trusts (REITs) - 7.3%
Agree Realty Corp.	42,936	2,781,394
American Homes 4 Rent Class A	160,696	6,022,886
Americold Realty Trust	130,304	4,224,456
Apartment Income (REIT) Corp.	71,770	2,478,936
Boston Properties, Inc.	75,695	5,043,558
Brixmor Property Group, Inc.	144,441	3,284,588
Camden Property Trust (SBI)	50,073	5,462,464
Cousins Properties, Inc.	73,016	1,783,781
CubeSmart	107,935	4,680,062
EastGroup Properties, Inc.	21,161	3,749,306
EPR Properties	35,812	1,598,648
Equity Lifestyle Properties, Inc.	85,738	6,102,831
Federal Realty Investment Trust (SBI)	39,012	3,960,498
First Industrial Realty Trust, Inc.	63,687	3,292,618
Gaming & Leisure Properties	121,440	5,763,542
Healthcare Trust of America, Inc.	183,285	3,579,556
Highwoods Properties, Inc. (SBI)	50,204	1,268,655
Host Hotels & Resorts, Inc.	341,221	6,278,466
Kilroy Realty Corp.	56,283	2,009,303
Kimco Realty Corp.	292,037	5,916,670
Lamar Advertising Co. Class A	41,932	4,138,688
Medical Properties Trust, Inc. (b)	286,390	2,889,675
National Storage Affiliates Trust	38,514	1,301,388
NNN (REIT), Inc.	87,539	3,736,165
Omega Healthcare Investors, Inc.	113,014	3,605,147
Park Hotels & Resorts, Inc.	105,987	1,444,603
Rayonier, Inc.	70,839	2,346,188
Regency Centers Corp.	82,163	5,384,141
Rexford Industrial Realty, Inc.	96,672	5,325,660
Spirit Realty Capital, Inc.	67,975	2,741,432
Stag Industrial, Inc.	86,640	3,145,032
Vornado Realty Trust	85,288	1,917,274
		117,257,611
Real Estate Management & Development - 0.6%
Howard Hughes Corp. (a)	16,243	1,371,396
Jones Lang LaSalle, Inc. (a)	22,866	3,808,332
Zillow Group, Inc.:
Class A (a)	26,610	1,416,184
Class C (a)	74,601	4,040,390
		10,636,302
TOTAL REAL ESTATE		127,893,913
UTILITIES - 2.5%
Electric Utilities - 1.0%
Hawaiian Electric Industries, Inc.	52,877	2,029,948
IDACORP, Inc.	24,370	2,505,723
NRG Energy, Inc.	111,374	4,231,098
OGE Energy Corp.	96,462	3,487,101
Pinnacle West Capital Corp.	54,638	4,525,119
		16,778,989
Gas Utilities - 0.3%
National Fuel Gas Co.	42,867	2,276,666
UGI Corp.	100,792	2,720,376
		4,997,042
Independent Power and Renewable Electricity Producers - 0.5%
Brookfield Renewable Corp.	61,625	1,920,851
Clearway Energy, Inc.:
Class A	16,731	412,754
Class C	39,515	1,043,591
Vistra Corp.	181,157	5,083,265
		8,460,461
Multi-Utilities - 0.4%
NiSource, Inc.	199,520	5,554,637
Water Utilities - 0.3%
Essential Utilities, Inc.	117,156	4,954,527
TOTAL UTILITIES		40,745,656
TOTAL COMMON STOCKS (Cost $1,392,589,942)		1,608,144,771

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.18% 9/7/23 (d) (Cost $99,473)	100,000	99,459

Money Market Funds - 5.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (e)	1,445,059	1,445,348
Fidelity Securities Lending Cash Central Fund 5.32% (e)(f)	92,888,089	92,897,377
TOTAL MONEY MARKET FUNDS (Cost $94,342,725)		94,342,725

TOTAL INVESTMENT IN SECURITIES - 105.7% (Cost $1,487,032,140)	1,702,586,955
NET OTHER ASSETS (LIABILITIES) - (5.7)%	(91,649,992)
NET ASSETS - 100.0%	1,610,936,963

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	7	Sep 2023	1,920,380	113,539	113,539

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $99,459.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	413,829	490,214,698	489,183,179	193,596	-	-	1,445,348	0.0%
Fidelity Securities Lending Cash Central Fund 5.32%	12,727,695	286,806,553	206,636,871	1,218,689	-	-	92,897,377	0.3%
Total	13,141,524	777,021,251	695,820,050	1,412,285	-	-	94,342,725

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	47,752,859	47,752,859	-	-
Consumer Discretionary	231,056,809	231,056,809	-	-
Consumer Staples	49,666,016	49,666,016	-	-
Energy	58,552,454	58,552,454	-	-
Financials	248,655,930	248,655,930	-	-
Health Care	164,438,224	164,438,224	-	-
Industrials	342,998,516	342,998,516	-	-
Information Technology	196,570,910	196,570,910	-	-
Materials	99,813,484	99,813,484	-	-
Real Estate	127,893,913	127,893,913	-	-
Utilities	40,745,656	40,745,656	-	-

U.S. Government and Government Agency Obligations	99,459	-	99,459	-

Money Market Funds	94,342,725	94,342,725	-	-
Total Investments in Securities:	1,702,586,955	1,702,487,496	99,459	-
Derivative Instruments:

Assets
Futures Contracts	113,539	113,539	-	-
Total Assets	113,539	113,539	-	-
Total Derivative Instruments:	113,539	113,539	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	113,539	0
Total Equity Risk	113,539	0
Total Value of Derivatives	113,539	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements
Statement of Assets and Liabilities
		July 31, 2023

Assets
Investment in securities, at value (including securities loaned of $92,640,903) - See accompanying schedule:
Unaffiliated issuers (cost $1,392,689,415)	$1,608,244,230
Fidelity Central Funds (cost $94,342,725)	94,342,725

Total Investment in Securities (cost $1,487,032,140)		$1,702,586,955
Segregated cash with brokers for derivative instruments		31,155
Receivable for investments sold		149
Receivable for fund shares sold		1,000,000
Dividends receivable		787,463
Distributions receivable from Fidelity Central Funds		196,105
Receivable for daily variation margin on futures contracts		10,538
Prepaid expenses		1,199
Receivable from investment adviser for expense reductions		116,144
Other receivables		115,437
Total assets		1,704,845,145
Liabilities
Payable to custodian bank	$134
Payable for fund shares redeemed	766,718
Accrued management fee	143,982
Other payables and accrued expenses	109,300
Collateral on securities loaned	92,888,048
Total Liabilities		93,908,182
Net Assets		$1,610,936,963
Net Assets consist of:
Paid in capital		$1,404,247,024
Total accumulated earnings (loss)		206,689,939
Net Assets		$1,610,936,963
Net Asset Value, offering price and redemption price per share ($1,610,936,963 ÷ 265,506,621 shares)		$6.07

Statement of Operations
		Year ended July 31, 2023
Investment Income
Dividends		$16,354,849
Interest		7,054
Income from Fidelity Central Funds (including $1,218,689 from security lending)		1,412,285
Total Income		17,774,188
Expenses
Management fee	$1,080,968
Custodian fees and expenses	154,298
Independent trustees' fees and expenses	2,913
Registration fees	26,945
Audit	54,821
Legal	6,446
Interest	95,503
Miscellaneous	3,333
Total expenses before reductions	1,425,227
Expense reductions	(843,916)
Total expenses after reductions		581,311
Net Investment income (loss)		17,192,877
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(9,815,129)
Foreign currency transactions	69
Futures contracts	238,993
Total net realized gain (loss)		(9,576,067)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	138,110,428
Assets and liabilities in foreign currencies	(43)
Futures contracts	78,625
Total change in net unrealized appreciation (depreciation)		138,189,010
Net gain (loss)		128,612,943
Net increase (decrease) in net assets resulting from operations		$145,805,820
Statement of Changes in Net Assets

	Year ended July 31, 2023	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,192,877	$9,379,452
Net realized gain (loss)	(9,576,067)	291,515,558
Change in net unrealized appreciation (depreciation)	138,189,010	(300,936,029)
Net increase (decrease) in net assets resulting from operations	145,805,820	(41,019)
Distributions to shareholders	(110,768,589)	(379,158,551)

Share transactions
Proceeds from sales of shares	1,860,933,035	681,080,180
Reinvestment of distributions	110,367,799	377,431,403
Cost of shares redeemed	(641,896,678)	(1,520,231,280)

Net increase (decrease) in net assets resulting from share transactions	1,329,404,156	(461,719,697)
Total increase (decrease) in net assets	1,364,441,387	(840,919,267)

Net Assets
Beginning of period	246,495,576	1,087,414,843
End of period	$1,610,936,963	$246,495,576

Other Information
Shares
Sold	336,949,020	62,603,625
Issued in reinvestment of distributions	19,549,412	34,100,959
Redeemed	(116,031,798)	(137,731,803)
Net increase (decrease)	240,466,634	(41,027,219)

Fidelity® SAI Small-Mid Cap 500 Index Fund

Years ended July 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.84	$16.46	$12.19	$12.80	$12.95
Income from Investment Operations
Net investment income (loss) A,B	.10	.16	.20	.20	.19
Net realized and unrealized gain (loss)	.38	(1.07)	5.09	(.20) C	.46
Total from investment operations	.48	(.91)	5.29	-	.65
Distributions from net investment income	(.11)	(.22)	(.17)	(.22)	(.18)
Distributions from net realized gain	(4.15)	(5.48)	(.85)	(.39)	(.63)
Total distributions	(4.25) D	(5.71) D	(1.02)	(.61)	(.80) D
Net asset value, end of period	$6.07	$9.84	$16.46	$12.19	$12.80
Total Return E	8.32%	(8.94)%	46.99%	(.03)% C	5.26%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.15%	.14%	.13%	.13%	.22%
Expenses net of fee waivers, if any	.06%	.05%	.05%	.05%	.08%
Expenses net of all reductions	.06%	.05%	.05%	.05%	.08%
Net investment income (loss)	1.77%	1.35%	1.37%	1.66%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$1,610,937	$246,496	$1,087,415	$1,921,810	$1,862,285
Portfolio turnover rate H	76%	93%	69%	79%	41%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.02 per share. Excluding this reimbursement, the total return would have been (.16)%.

DTotal distributions per share do not sum due to rounding.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended July 31, 2023

1. Organization.
Fidelity SAI Small-Mid Cap 500 Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2023, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$255,475,766
Gross unrealized depreciation	(73,187,828)
Net unrealized appreciation (depreciation)	$182,287,938
Tax Cost	$1,520,299,017

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$16,789,091
Undistributed long-term capital gain	$7,612,953
Net unrealized appreciation (depreciation) on securities and other investments	$182,287,895

The tax character of distributions paid was as follows:

	July 31, 2023	July 31, 2022
Ordinary Income	$6,412,901	$14,893,150
Long-term Capital Gains	104,355,688	364,265,401
Total	$110,768,589	$379,158,551
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Small-Mid Cap 500 Index Fund	1,997,070,711	744,317,157
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .11% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI Small-Mid Cap 500 Index Fund	Borrower	$20,860,069	4.88%	$82,076

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI Small-Mid Cap 500 Index Fund	$1,814
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI Small-Mid Cap 500 Index Fund	$133,604	$36,309	$61,486
9. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI Small-Mid Cap 500 Index Fund	$42,700,500	2.83%	$13,427
10. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .05% of average net assets. This reimbursement will remain in place through November 30, 2024. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $841,910.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2,006.
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Fidelity U.S. Total Stock Fund	Strategic Advisers Small-Mid Cap Fund
Fidelity SAI Small-Mid Cap 500 Index Fund	71%	29%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity SAI Small-Mid Cap 500 Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity SAI Small-Mid Cap 500 Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of July 31, 2023, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 13, 2023
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Jonathan Chiel, each of the Trustees oversees 313 funds. Mr. Chiel oversees 191 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Jonathan Chiel (1957)
Year of Election or Appointment: 2016
Trustee
Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney's Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Previously, Mr. Engler served as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-2022), a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Laura M. Bishop (1961)
Year of Election or Appointment: 2022
Member of the Advisory Board
Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).
Robert W. Helm (1957)
Year of Election or Appointment: 2021
Member of the Advisory Board
Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon.
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Member of the Advisory Board
Ms. Zierhoffer also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Allscripts Healthcare Solutions, Inc. (healthcare technology, 2020-present) and as a member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-present). Previously, Ms. Zierhoffer served as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner serves as Senior Vice President (2022-present), and is an employee of Fidelity Investments. Ms. Bonner serves as Assistant Treasurer of Fidelity CRET Trustee LLC (2022-present). Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain other Fidelity entities. She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Vice President Assistant Treasurer and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Robin Foley (1964)
Year of Election or Appointment: 2023
Vice President
Ms. Foley also serves as Vice President of other funds. Ms. Foley serves as Head of Fidelity's Fixed Income division (2023-present) and is an employee of Fidelity Investments. Previously, Ms. Foley served as Chief Investment Officer of Bonds (2017-2023).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia serves as Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments. Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2023 to July 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value February 1, 2023	Ending Account Value July 31, 2023	Expenses Paid During Period- C February 1, 2023 to July 31, 2023

Fidelity® SAI Small-Mid Cap 500 Index Fund	.06%
Actual		$ 1,000	$ 1,034.10	$ .30
Hypothetical-B		$ 1,000	$ 1,024.50	$ .30

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2023, $9,403,680, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 100% and 67% of the dividends distributed in September and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 99.89% and 67.93% of the dividends distributed in September and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 0.11% and 28.69% of the dividends distributed in September and December, respectively during the fiscal year as a section 199A dividend.

The fund designates $49,318 of distributions paid during the fiscal year ended 2023 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

1.9868212.107
SV3-ANN-0923
Fidelity® SAI U.S. Quality Index Fund

Annual Report
July 31, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended July 31, 2023	Past 1 year	Past 5 years	Life of Fund A
Fidelity® SAI U.S. Quality Index Fund	14.97%	13.43%	14.26%

A   From October 8, 2015
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® SAI U.S. Quality Index Fund, on October 8, 2015, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Fidelity U.S. Quality Focus Index℠, Fidelity SAI U.S. Quality Index Fund Linked Index and S&P 500® Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
U.S. equities gained 13.02% for the 12 months ending July 31, 2023, according to the S&P 500® index, as continued global economic expansion, falling commodity prices and a slowing in the pace of inflation provided a favorable backdrop for higher-risk assets. Large-cap stocks spearheaded the rally, which was driven by the shares of a narrow set of mega-cap companies in the information technology and communication services sectors, largely due to exuberance related to generative artificial intelligence. Aggressive monetary tightening by the U.S. Federal Reserve continued amid consistent pressure on core inflation, a measure that excludes food and energy. Since March 2022, the Fed has hiked its benchmark interest rate 11 times. The latest bump came in late July, a fourth consecutive raise of a stepped down 25 basis points. The S&P 500® gained 3.21% in July, as a "soft landing" of the U.S. economy became the consensus view amid better-than-expected earnings, slowing inflation and easing financial conditions, bringing the index's year-to-date gain to 20.65%. July saw a continuance of the recent shift to wider market breadth and lower dispersion. For the full 12 months, value (+17%) handily topped growth (+8%) within the index. By sector, tech (+28%), communication services (+21%) and industrials (+17%) led, whereas real estate (-10%) lagged most, due to high borrowing costs, low home inventory and a deteriorating commercial property market.

Comments from Portfolio Manager Geode Capital Management, LLC, passive equity index team:
For the fiscal year ending July 31, 2023, the fund gained 14.97%, roughly in line with the 15.18% result of the benchmark Fidelity U.S. Quality Focus Index TR. By sector, information technology gained approximately 22% and contributed most. Communication services stocks also helped (+45%). Financials rose about 10%, industrials gained approximately 9%, and consumer discretionary advanced 27%. In contrast, energy returned 6% and detracted most. Materials (-12%) also hurt. Turning to individual stocks, the top contributor was Meta Platforms (+100%), from the media & entertainment group. Also in media & entertainment, Alphabet (+14%) helped. Apple (+22%), a stock in the technology hardware & equipment group, contributed. Lastly, Microsoft (+21%) and Adobe (+33%), within the software & services category, also helped the fund's performance. Conversely, the biggest individual detractor was Pfizer (-26%), from the pharmaceuticals, biotechnology & life sciences industry. Also in pharmaceuticals, biotechnology & life sciences, Danaher (-6%) hurt. In financial services, Blackstone returned about -25% and detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary July 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Apple, Inc.	9.6
Microsoft Corp.	8.7
Alphabet, Inc. Class A	6.8
Meta Platforms, Inc. Class A	4.7
Adobe, Inc.	4.1
Broadcom, Inc.	4.0
Visa, Inc. Class A	3.8
MasterCard, Inc. Class A	3.7
The Coca-Cola Co.	3.2
AbbVie, Inc.	3.1
51.7

Market Sectors (% of Fund's net assets)

Information Technology	36.2
Health Care	19.4
Communication Services	12.2
Financials	10.4
Industrials	8.4
Consumer Staples	6.0
Consumer Discretionary	3.9
Real Estate	1.5
Energy	1.4
Materials	0.3

Asset Allocation (% of Fund's net assets)

Futures - 0.3%

Schedule of Investments July 31, 2023
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 12.2%
Entertainment - 0.7%
Activision Blizzard, Inc.	948,478	87,980,819
Interactive Media & Services - 11.5%
Alphabet, Inc. Class A (a)	6,648,639	882,407,368
Meta Platforms, Inc. Class A (a)	1,941,692	618,623,071
		1,501,030,439
TOTAL COMMUNICATION SERVICES		1,589,011,258
CONSUMER DISCRETIONARY - 3.9%
Hotels, Restaurants & Leisure - 1.9%
Booking Holdings, Inc. (a)	82,424	244,865,219
Household Durables - 0.3%
NVR, Inc. (a)	6,382	40,247,700
Specialty Retail - 1.7%
AutoZone, Inc. (a)	40,410	100,286,305
O'Reilly Automotive, Inc. (a)	135,039	125,017,756
		225,304,061
TOTAL CONSUMER DISCRETIONARY		510,416,980
CONSUMER STAPLES - 6.0%
Beverages - 3.2%
The Coca-Cola Co.	6,672,536	413,230,154
Food Products - 0.5%
The Hershey Co.	309,357	71,557,368
Household Products - 1.0%
Colgate-Palmolive Co.	1,718,099	131,022,230
Tobacco - 1.3%
Altria Group, Inc.	3,817,616	173,396,119
TOTAL CONSUMER STAPLES		789,205,871
ENERGY - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
EOG Resources, Inc.	1,261,663	167,208,197
Texas Pacific Land Corp. (b)	12,584	18,955,279
		186,163,476
FINANCIALS - 10.4%
Banks - 0.3%
First Citizens Bancshares, Inc.	25,575	36,605,498
Capital Markets - 1.1%
Ameriprise Financial, Inc.	223,120	77,746,164
FactSet Research Systems, Inc.	77,164	33,569,427
LPL Financial	168,829	38,722,619
		150,038,210
Financial Services - 7.5%
MasterCard, Inc. Class A	1,226,871	483,730,698
Visa, Inc. Class A	2,087,972	496,373,584
		980,104,282
Insurance - 1.5%
Aon PLC	443,260	141,178,310
Principal Financial Group, Inc.	474,405	37,890,727
RLI Corp.	95,370	12,723,312
		191,792,349
TOTAL FINANCIALS		1,358,540,339
HEALTH CARE - 19.4%
Biotechnology - 7.7%
AbbVie, Inc.	2,666,007	398,781,327
Amgen, Inc.	1,092,448	255,796,699
Regeneron Pharmaceuticals, Inc. (a)	220,009	163,226,877
Vertex Pharmaceuticals, Inc. (a)	528,314	186,146,155
		1,003,951,058
Health Care Equipment & Supplies - 1.6%
Edwards Lifesciences Corp. (a)	1,313,127	107,768,333
IDEXX Laboratories, Inc. (a)	175,875	97,563,139
		205,331,472
Health Care Technology - 0.5%
Doximity, Inc. (a)(b)	212,763	7,602,022
Veeva Systems, Inc. Class A (a)	286,337	58,475,742
		66,077,764
Life Sciences Tools & Services - 3.2%
Danaher Corp.	1,346,848	343,527,051
Medpace Holdings, Inc. (a)	53,196	13,467,631
Mettler-Toledo International, Inc. (a)	46,633	58,639,599
		415,634,281
Pharmaceuticals - 6.4%
Merck & Co., Inc.	3,352,853	357,581,772
Pfizer, Inc.	8,342,694	300,837,546
Zoetis, Inc. Class A	987,272	185,695,990
		844,115,308
TOTAL HEALTH CARE		2,535,109,883
INDUSTRIALS - 8.4%
Air Freight & Logistics - 0.3%
Expeditors International of Washington, Inc.	336,501	42,836,577
Ground Transportation - 0.7%
Landstar System, Inc.	84,832	17,270,947
Old Dominion Freight Lines, Inc.	182,043	76,365,218
		93,636,165
Industrial Conglomerates - 1.0%
3M Co.	1,125,055	125,443,633
Machinery - 2.0%
Illinois Tool Works, Inc.	590,734	155,552,077
Otis Worldwide Corp.	874,783	79,570,262
Snap-On, Inc.	116,754	31,808,460
		266,930,799
Professional Services - 3.3%
Automatic Data Processing, Inc.	889,640	219,972,386
Paychex, Inc.	680,924	85,435,534
Paycom Software, Inc.	96,375	35,539,245
Robert Half, Inc.	218,906	16,231,880
Verisk Analytics, Inc.	325,471	74,513,331
		431,692,376
Trading Companies & Distributors - 1.1%
Fastenal Co.	1,216,523	71,300,413
W.W. Grainger, Inc.	93,607	69,127,833
		140,428,246
TOTAL INDUSTRIALS		1,100,967,796
INFORMATION TECHNOLOGY - 36.2%
Electronic Equipment, Instruments & Components - 0.2%
Cognex Corp.	434,743	23,745,663
IT Services - 0.4%
VeriSign, Inc. (a)	217,089	45,794,925
Semiconductors & Semiconductor Equipment - 10.3%
Applied Materials, Inc.	688,699	104,399,881
Broadcom, Inc.	586,290	526,869,509
KLA Corp.	296,717	152,497,702
Lam Research Corp.	288,383	207,200,302
Texas Instruments, Inc.	1,950,324	351,058,320
		1,342,025,714
Software - 15.7%
Adobe, Inc. (a)	977,444	533,850,589
Autodesk, Inc. (a)	454,896	96,433,403
Cadence Design Systems, Inc. (a)	261,476	61,187,999
Check Point Software Technologies Ltd. (a)	232,096	30,685,412
Dolby Laboratories, Inc. Class A	140,885	12,483,820
Fair Isaac Corp. (a)	55,234	46,284,435
Fortinet, Inc. (a)	1,383,578	107,531,682
Manhattan Associates, Inc. (a)	134,214	25,583,873
Microsoft Corp.	3,377,347	1,134,518,404
Qualys, Inc. (a)	68,740	9,541,112
		2,058,100,729
Technology Hardware, Storage & Peripherals - 9.6%
Apple, Inc.	6,407,204	1,258,695,224
TOTAL INFORMATION TECHNOLOGY		4,728,362,255
MATERIALS - 0.3%
Chemicals - 0.3%
CF Industries Holdings, Inc.	412,400	33,849,792
REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.0%
Iron Mountain, Inc.	622,415	38,216,281
Public Storage	336,606	94,838,741
		133,055,022
Real Estate Management & Development - 0.5%
CoStar Group, Inc. (a)	825,208	69,292,716
TOTAL REAL ESTATE		202,347,738
TOTAL COMMON STOCKS (Cost $9,218,996,434)		13,033,975,388

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.18% 9/7/23 (d) (Cost $1,989,456)	2,000,000	1,989,180

Money Market Funds - 0.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (e)	26,912,233	26,917,616
Fidelity Securities Lending Cash Central Fund 5.32% (e)(f)	24,273,522	24,275,950
TOTAL MONEY MARKET FUNDS (Cost $51,193,566)		51,193,566

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $9,272,179,456)	13,087,158,134
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(13,628,858)
NET ASSETS - 100.0%	13,073,529,276

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	172	Sep 2023	39,684,700	2,116,700	2,116,700

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,979,234.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	10,085,438	2,637,562,635	2,620,730,457	1,251,539	-	-	26,917,616	0.1%
Fidelity Securities Lending Cash Central Fund 5.32%	186,604,050	1,617,882,506	1,780,210,606	164,168	-	-	24,275,950	0.1%
Total	196,689,488	4,255,445,141	4,400,941,063	1,415,707	-	-	51,193,566

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,589,011,258	1,589,011,258	-	-
Consumer Discretionary	510,416,980	510,416,980	-	-
Consumer Staples	789,205,871	789,205,871	-	-
Energy	186,163,476	186,163,476	-	-
Financials	1,358,540,339	1,358,540,339	-	-
Health Care	2,535,109,883	2,535,109,883	-	-
Industrials	1,100,967,796	1,100,967,796	-	-
Information Technology	4,728,362,255	4,728,362,255	-	-
Materials	33,849,792	33,849,792	-	-
Real Estate	202,347,738	202,347,738	-	-

U.S. Government and Government Agency Obligations	1,989,180	-	1,989,180	-

Money Market Funds	51,193,566	51,193,566	-	-
Total Investments in Securities:	13,087,158,134	13,085,168,954	1,989,180	-
Derivative Instruments:

Assets
Futures Contracts	2,116,700	2,116,700	-	-
Total Assets	2,116,700	2,116,700	-	-
Total Derivative Instruments:	2,116,700	2,116,700	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	2,116,700	0
Total Equity Risk	2,116,700	0
Total Value of Derivatives	2,116,700	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements
Statement of Assets and Liabilities
		July 31, 2023

Assets
Investment in securities, at value (including securities loaned of $23,854,647) - See accompanying schedule:
Unaffiliated issuers (cost $9,220,985,890)	$13,035,964,568
Fidelity Central Funds (cost $51,193,566)	51,193,566

Total Investment in Securities (cost $9,272,179,456)		$13,087,158,134
Receivable for fund shares sold		128,906
Dividends receivable		12,336,346
Distributions receivable from Fidelity Central Funds		168,895
Receivable for daily variation margin on futures contracts		69,515
Prepaid expenses		8,947
Total assets		13,099,870,743
Liabilities
Payable for fund shares redeemed	$953,992
Accrued management fee	1,060,292
Other payables and accrued expenses	64,558
Collateral on securities loaned	24,262,625
Total Liabilities		26,341,467
Net Assets		$13,073,529,276
Net Assets consist of:
Paid in capital		$9,157,051,402
Total accumulated earnings (loss)		3,916,477,874
Net Assets		$13,073,529,276
Net Asset Value, offering price and redemption price per share ($13,073,529,276 ÷ 699,260,819 shares)		$18.70

Statement of Operations
		Year ended July 31, 2023
Investment Income
Dividends		$170,037,242
Interest		70,847
Income from Fidelity Central Funds (including $164,168 from security lending)		1,415,707
Total Income		171,523,796
Expenses
Management fee	$11,200,646
Custodian fees and expenses	77,526
Independent trustees' fees and expenses	39,546
Registration fees	48,285
Audit	54,304
Legal	14,187
Interest	466,364
Miscellaneous	60,313
Total expenses before reductions	11,961,171
Expense reductions	(4,907)
Total expenses after reductions		11,956,264
Net Investment income (loss)		159,567,532
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	84,729,690
Futures contracts	(12,320,224)
Total net realized gain (loss)		72,409,466
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,424,748,625
Futures contracts	476,521
Total change in net unrealized appreciation (depreciation)		1,425,225,146
Net gain (loss)		1,497,634,612
Net increase (decrease) in net assets resulting from operations		$1,657,202,144
Statement of Changes in Net Assets

	Year ended July 31, 2023	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$159,567,532	$140,945,176
Net realized gain (loss)	72,409,466	42,477,229
Change in net unrealized appreciation (depreciation)	1,425,225,146	(902,155,752)
Net increase (decrease) in net assets resulting from operations	1,657,202,144	(718,733,347)
Distributions to shareholders	(151,433,952)	(866,284,891)

Share transactions
Proceeds from sales of shares	2,689,324,785	3,106,087,211
Reinvestment of distributions	148,959,461	855,254,434
Cost of shares redeemed	(2,679,474,559)	(1,103,462,543)

Net increase (decrease) in net assets resulting from share transactions	158,809,687	2,857,879,102
Total increase (decrease) in net assets	1,664,577,879	1,272,860,864

Net Assets
Beginning of period	11,408,951,397	10,136,090,533
End of period	$13,073,529,276	$11,408,951,397

Other Information
Shares
Sold	165,452,298	179,579,431
Issued in reinvestment of distributions	9,395,183	47,131,336
Redeemed	(167,559,660)	(61,543,934)
Net increase (decrease)	7,287,821	165,166,833

Fidelity® SAI U.S. Quality Index Fund

Years ended July 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$16.49	$19.24	$15.96	$15.19	$14.23
Income from Investment Operations
Net investment income (loss) A,B	.23	.23	.22	.26	.25
Net realized and unrealized gain (loss)	2.20	(1.36)	4.58	2.45	1.10
Total from investment operations	2.43	(1.13)	4.80	2.71	1.35
Distributions from net investment income	(.22)	(.20)	(.28)	(.24)	(.19)
Distributions from net realized gain	-	(1.42)	(1.25)	(1.69)	(.20)
Total distributions	(.22)	(1.62)	(1.52) C	(1.94) C	(.39)
Net asset value, end of period	$18.70	$16.49	$19.24	$15.96	$15.19
Total Return D	14.97%	(6.55)%	32.64%	20.14%	9.70%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.11%	.10%	.10%	.11%	.19%
Expenses net of fee waivers, if any	.11%	.10%	.10%	.11%	.15%
Expenses net of all reductions	.11%	.10%	.10%	.11%	.15%
Net investment income (loss)	1.43%	1.30%	1.30%	1.83%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$13,073,529	$11,408,951	$10,136,091	$8,332,335	$8,732,756
Portfolio turnover rate G	58%	47%	71%	60%	99%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended July 31, 2023

1. Organization.
Fidelity SAI U.S. Quality Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2023, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,926,982,275
Gross unrealized depreciation	(130,894,094)
Net unrealized appreciation (depreciation)	$3,796,088,181
Tax Cost	$9,291,069,953

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$90,260,773
Undistributed long-term capital gain	$30,128,921
Net unrealized appreciation (depreciation) on securities and other investments	$3,796,088,181

The tax character of distributions paid was as follows:

	July 31, 2023	July 31, 2022
Ordinary Income	$151,433,952	$178,230,786
Long-term Capital Gains	-	688,054,105
Total	$151,433,952	$866,284,891

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI U.S. Quality Index Fund	6,692,425,665	6,550,468,418

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI U.S. Quality Index Fund	Borrower	$ 71,942,620	4.63%	$462,630

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI U.S. Quality Index Fund	$25,228

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI U.S. Quality Index Fund	$17,447	$2	$-

9. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI U.S. Quality Index Fund	$37,552,000	3.58%	$3,734

10. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $4,907.

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity U.S. Total Stock Fund
Fidelity SAI U.S. Quality Index Fund	84%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI U.S. Quality Index Fund	90%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity SAI U.S. Quality Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity SAI U.S. Quality Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of July 31, 2023, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 13, 2023
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Jonathan Chiel, each of the Trustees oversees 313 funds. Mr. Chiel oversees 191 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Jonathan Chiel (1957)
Year of Election or Appointment: 2016
Trustee
Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney's Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Previously, Mr. Engler served as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-2022), a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Laura M. Bishop (1961)
Year of Election or Appointment: 2022
Member of the Advisory Board
Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).
Robert W. Helm (1957)
Year of Election or Appointment: 2021
Member of the Advisory Board
Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon.
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Member of the Advisory Board
Ms. Zierhoffer also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Allscripts Healthcare Solutions, Inc. (healthcare technology, 2020-present) and as a member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-present). Previously, Ms. Zierhoffer served as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner serves as Senior Vice President (2022-present), and is an employee of Fidelity Investments. Ms. Bonner serves as Assistant Treasurer of Fidelity CRET Trustee LLC (2022-present). Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain other Fidelity entities. She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Vice President Assistant Treasurer and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Robin Foley (1964)
Year of Election or Appointment: 2023
Vice President
Ms. Foley also serves as Vice President of other funds. Ms. Foley serves as Head of Fidelity's Fixed Income division (2023-present) and is an employee of Fidelity Investments. Previously, Ms. Foley served as Chief Investment Officer of Bonds (2017-2023).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia serves as Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments. Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2023 to July 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value February 1, 2023	Ending Account Value July 31, 2023	Expenses Paid During Period- C February 1, 2023 to July 31, 2023

Fidelity® SAI U.S. Quality Index Fund	.11%
Actual		$ 1,000	$ 1,170.90	$ .59
Hypothetical-B		$ 1,000	$ 1,024.25	$ .55

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2023, $39,775,474, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $457,292 of distributions paid during the fiscal year ended 2023 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 100% and 93% of the dividends distributed in September and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 99.99% and 98.80% of the dividends distributed in September and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 0.02% and 1.20% of the dividends distributed in September and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

1.9868208.107
SV4-ANN-0923
Fidelity® Real Estate Index Fund

Annual Report
July 31, 2023

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended July 31, 2023	Past 1 year	Past 5 years	Past 10 years
Fidelity® Real Estate Index Fund	-9.70%	2.31%	5.20%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Real Estate Index Fund on July 31, 2013.

The chart shows how the value of your investment would have changed, and also shows how the MSCI US IMI Real Estate 25/25 Index and Fidelity Real Estate Linked Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
U.S. equities gained 13.02% for the 12 months ending July 31, 2023, according to the S&P 500® index, as continued global economic expansion, falling commodity prices and a slowing in the pace of inflation provided a favorable backdrop for higher-risk assets. Large-cap stocks spearheaded the rally, which was driven by the shares of a narrow set of mega-cap companies in the information technology and communication services sectors, largely due to exuberance related to generative artificial intelligence. Aggressive monetary tightening by the U.S. Federal Reserve continued amid consistent pressure on core inflation, a measure that excludes food and energy. Since March 2022, the Fed has hiked its benchmark interest rate 11 times. The latest bump came in late July, a fourth consecutive raise of a stepped down 25 basis points. The S&P 500® gained 3.21% in July, as a "soft landing" of the U.S. economy became the consensus view amid better-than-expected earnings, slowing inflation and easing financial conditions, bringing the index's year-to-date gain to 20.65%. July saw a continuance of the recent shift to wider market breadth and lower dispersion. For the full 12 months, value (+17%) handily topped growth (+8%) within the index. By sector, tech (+28%), communication services (+21%) and industrials (+17%) led, whereas real estate (-10%) lagged most, due to high borrowing costs, low home inventory and a deteriorating commercial property market.
Comments from the Geode Capital Management, LLC, passive equity index team:
For the fiscal year ending July 31, 2023, the fund returned -9.70%, versus -9.66% for the benchmark MSCI US IMI Real Estate 25/25 Index. By industry, telecom tower REITs returned about -32% and detracted most, followed by office REITs, which returned roughly -25%. Exposure to multi-family residential REITs returned about -13% and further weighed on performance. Self-storage REITs (-13%) also hurt. The health care REITs (-9%) and broadline retail (-23%) industries hampered the portfolio's result as well. Other notable detractors included single-family residential REITs (-8%) and diversified REITs (-13%). Holdings in real estate operating companies (-29%), real estate services (-2%), timber REITs (-1%) and hotel & resort REITs (-1%) also hurt. In contrast, data center REITs gained 10% and contributed most. Stakes in retail REIT stocks also helped, gaining approximately 1%. The industrial REITs industry returned about -2% and was another plus. Other notable contributors included the real estate development (+27%), diversified real estate activities (+37%) and other specialized REITs (+1%) categories. Turning to individual stocks, the biggest detractor was American Tower (-28%), within the telecom tower REITs industry. Exposure to Crown Castle (-37%) and SBA (-34%) also proved detrimental. Extra Space Storage (-23%), in the self-storage REITs industry, was another negative. Lastly, Realty Income (-14%), a stock in the retail REITs group, further detracted. Conversely, the top individual contributor was Equinix (+17%), from the data center REITs segment. Simon Property Group, within the retail REITs industry, gained roughly 22% and lifted the fund as well. Iron Mountain (+32%), a stock in the other specialized REITs group, also proved beneficial. Another notable contributor was Zillow (+55%), a stock in the real estate services category. Lastly, among industrial REITs, Prologis returned roughly -3% and also helped.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary July 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Prologis (REIT), Inc.	8.6
American Tower Corp.	6.6
Equinix, Inc.	5.7
Crown Castle International Corp.	3.5
Public Storage	3.4
Welltower, Inc.	3.1
Simon Property Group, Inc.	3.0
Realty Income Corp.	3.0
Digital Realty Trust, Inc.	2.7
CoStar Group, Inc.	2.6
42.2

Top REIT Sectors (% of Fund's net assets)

REITs - Diversified	21.8
REITs - Warehouse/Industrial	11.7
REITs - Apartments	11.1
REITs - Management/Investment	10.0
REITs - Storage	7.8

Asset Allocation (% of Fund's net assets)

Futures - 0.3%

Schedule of Investments July 31, 2023
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
Equity Real Estate Investment Trusts (REITs) - 92.0%
REITs - Apartments - 11.1%
American Homes 4 Rent Class A	605,893	22,708,870
Apartment Investment & Management Co. Class A	245,158	2,042,166
AvalonBay Communities, Inc.	260,874	49,213,880
Camden Property Trust (SBI)	199,608	21,775,237
Centerspace	28,757	1,786,672
Equity Residential (SBI)	670,856	44,236,245
Essex Property Trust, Inc.	120,267	29,291,028
Independence Realty Trust, Inc.	424,919	7,240,620
Invitation Homes, Inc.	1,141,626	40,527,723
Mid-America Apartment Communities, Inc.	217,787	32,594,002
UDR, Inc.	583,634	23,858,958
		275,275,401
REITs - Diversified - 21.8%
Alexander & Baldwin, Inc.	138,330	2,655,936
Apartment Income (REIT) Corp.	279,405	9,650,649
Apple Hospitality (REIT), Inc.	410,622	6,364,641
Armada Hoffler Properties, Inc.	131,394	1,631,913
Broadstone Net Lease, Inc.	353,517	5,762,327
Cousins Properties, Inc.	286,094	6,989,276
Crown Castle International Corp.	808,958	87,602,062
Digital Realty Trust, Inc.	543,456	67,725,487
Elme Communities (SBI)	162,661	2,643,241
EPR Properties	141,376	6,311,025
Equinix, Inc.	174,340	141,201,453
Gaming & Leisure Properties	489,079	23,211,689
Gladstone Commercial Corp.	80,484	1,070,437
Gladstone Land Corp.	63,149	1,057,114
Global Net Lease, Inc.	200,383	2,142,094
InvenTrust Properties Corp.	126,095	3,069,152
Lamar Advertising Co. Class A	163,192	16,107,050
Necessity Retail (REIT), Inc./The	254,513	1,807,042
NexPoint Diversified Real Estate Trust	62,081	725,727
NexPoint Residential Trust, Inc.	43,292	1,799,216
One Liberty Properties, Inc.	33,687	688,225
Outfront Media, Inc.	281,769	4,356,149
Potlatch Corp.	149,329	8,008,514
SBA Communications Corp. Class A	201,993	44,226,367
Uniti Group, Inc.	454,567	2,536,484
VICI Properties, Inc.	1,876,261	59,064,696
Vornado Realty Trust	306,022	6,879,375
WP Carey, Inc.	399,184	26,956,896
		542,244,237
REITs - Health Care - 7.4%
CareTrust (REIT), Inc.	186,818	3,883,946
Community Healthcare Trust, Inc.	47,200	1,663,328
Diversified Healthcare Trust (SBI)	449,832	940,149
Global Medical REIT, Inc.	123,980	1,227,402
Healthcare Trust of America, Inc.	708,945	13,845,696
Healthpeak Properties, Inc.	1,021,514	22,299,651
LTC Properties, Inc.	77,405	2,597,712
Medical Properties Trust, Inc. (a)	1,122,065	11,321,636
Physicians Realty Trust	447,973	6,603,122
Sabra Health Care REIT, Inc.	434,566	5,645,012
Universal Health Realty Income Trust (SBI)	25,314	1,208,237
Ventas, Inc.	744,246	36,110,816
Welltower, Inc.	924,657	75,960,573
		183,307,280
REITs - Health Care Facilities - 0.7%
National Health Investors, Inc.	81,299	4,464,128
Omega Healthcare Investors, Inc.	437,745	13,964,066
		18,428,194
REITs - Hotels - 2.4%
Chatham Lodging Trust	90,487	868,675
DiamondRock Hospitality Co.	397,806	3,381,351
Host Hotels & Resorts, Inc.	1,330,911	24,488,762
Park Hotels & Resorts, Inc.	417,753	5,693,973
Pebblebrook Hotel Trust	234,137	3,617,417
RLJ Lodging Trust	302,900	3,119,870
Ryman Hospitality Properties, Inc.	97,637	9,303,830
Service Properties Trust	308,988	2,623,308
Summit Hotel Properties, Inc.	204,039	1,314,011
Sunstone Hotel Investors, Inc.	371,730	3,787,929
Xenia Hotels & Resorts, Inc.	209,211	2,656,980
		60,856,106
REITs - Industrial Buildings - 0.5%
Stag Industrial, Inc.	336,073	12,199,450
REITs - Management/Investment - 10.0%
American Assets Trust, Inc.	99,338	2,235,105
American Tower Corp.	868,647	165,312,211
Empire State Realty Trust, Inc.	255,219	2,284,210
LXP Industrial Trust (REIT)	545,452	5,492,702
NNN (REIT), Inc.	337,813	14,417,859
Rayonier, Inc.	261,271	8,653,296
Safehold, Inc. (a)	71,562	1,769,728
UMH Properties, Inc.	108,962	1,814,217
Weyerhaeuser Co.	1,367,159	46,565,436
		248,544,764
REITs - Manufactured Homes - 2.2%
Equity Lifestyle Properties, Inc.	329,234	23,434,876
Sun Communities, Inc.	232,288	30,267,126
		53,702,002
REITs - Office Buildings - 0.0%
Office Properties Income Trust	96,804	745,391
REITs - Office Property - 4.2%
Alexandria Real Estate Equities, Inc.	306,848	38,564,657
Boston Properties, Inc.	278,816	18,577,510
Brandywine Realty Trust (SBI)	339,934	1,716,667
City Office REIT, Inc.	84,126	460,169
Corporate Office Properties Trust (SBI)	210,422	5,470,972
Douglas Emmett, Inc.	331,798	4,877,431
Easterly Government Properties, Inc.	177,448	2,619,132
Equity Commonwealth	197,690	3,872,747
Franklin Street Properties Corp.	180,272	302,857
Highwoods Properties, Inc. (SBI)	200,654	5,070,527
Hudson Pacific Properties, Inc.	244,654	1,436,119
JBG SMITH Properties	203,978	3,412,552
Kilroy Realty Corp.	209,500	7,479,150
Orion Office (REIT), Inc.	105,018	682,617
Paramount Group, Inc.	303,637	1,591,058
Piedmont Office Realty Trust, Inc. Class A	241,279	1,795,116
SL Green Realty Corp. (a)	121,128	4,567,737
Veris Residential, Inc.	133,141	2,487,074
		104,984,092
REITs - Regional Malls - 3.4%
CBL & Associates Properties, Inc.	19,386	422,033
Simon Property Group, Inc.	608,717	75,846,138
Tanger Factory Outlet Centers, Inc.	198,107	4,637,685
The Macerich Co.	403,654	5,146,589
		86,052,445
REITs - Shopping Centers - 7.3%
Acadia Realty Trust (SBI)	178,736	2,807,943
Alexanders, Inc.	4,441	858,756
Brixmor Property Group, Inc.	560,730	12,751,000
Federal Realty Investment Trust (SBI)	136,964	13,904,585
Kimco Realty Corp.	1,158,552	23,472,264
Kite Realty Group Trust	412,416	9,436,078
Phillips Edison & Co., Inc.	221,958	7,837,337
Realty Income Corp.	1,232,705	75,158,024
Regency Centers Corp.	287,708	18,853,505
Retail Opportunity Investments Corp.	235,917	3,475,057
RPT Realty	165,107	1,794,713
Saul Centers, Inc.	24,979	962,940
SITE Centers Corp.	355,164	4,990,054
Urban Edge Properties	219,492	3,733,559
Urstadt Biddle Properties, Inc. Class A	55,103	1,249,736
		181,285,551
REITs - Single Tenant - 1.5%
Agree Realty Corp.	168,557	10,919,122
Essential Properties Realty Trust, Inc.	281,154	6,902,331
Four Corners Property Trust, Inc.	160,565	4,222,860
Getty Realty Corp.	82,597	2,669,535
NETSTREIT Corp.	115,207	2,061,053
Spirit Realty Capital, Inc.	264,956	10,685,675
		37,460,576
REITs - Storage - 7.8%
CubeSmart	421,392	18,271,557
Extra Space Storage, Inc.	393,960	54,984,997
Iron Mountain, Inc.	542,440	33,305,816
National Storage Affiliates Trust	159,199	5,379,334
Public Storage	295,065	83,134,564
		195,076,268
REITs - Warehouse/Industrial - 11.7%
Americold Realty Trust	502,552	16,292,736
EastGroup Properties, Inc.	82,793	14,669,264
First Industrial Realty Trust, Inc.	246,548	12,746,532
Industrial Logistics Properties Trust	123,626	524,174
Plymouth Industrial REIT, Inc.	73,752	1,679,333
Prologis (REIT), Inc.	1,722,242	214,849,686
Rexford Industrial Realty, Inc.	376,501	20,741,440
Terreno Realty Corp.	155,526	9,228,913
		290,732,078
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		2,290,893,835
Real Estate Management & Development - 7.7%
Diversified Real Estate Activities - 0.2%
The RMR Group, Inc.	29,604	698,062
The St. Joe Co.	65,363	4,149,243
		4,847,305
Real Estate Development - 0.3%
Forestar Group, Inc. (b)	36,487	1,075,637
Howard Hughes Corp. (b)	64,764	5,468,025
		6,543,662
Real Estate Operating Companies - 0.3%
Digitalbridge Group, Inc.	302,575	4,847,252
Kennedy-Wilson Holdings, Inc.	178,959	2,952,824
WeWork, Inc. (a)(b)	325,123	70,389
		7,870,465
Real Estate Services - 6.9%
Anywhere Real Estate, Inc. (b)	185,810	1,557,088
CBRE Group, Inc. (b)	579,235	48,256,068
Compass, Inc. (b)	536,473	2,247,822
CoStar Group, Inc. (b)	758,368	63,680,161
Cushman & Wakefield PLC (b)	299,322	2,942,335
Doma Holdings, Inc. Class A (a)(b)	9,663	79,913
Douglas Elliman, Inc.	153,120	338,395
eXp World Holdings, Inc.	140,488	3,503,771
Jones Lang LaSalle, Inc. (b)	88,665	14,767,156
Marcus & Millichap, Inc. (a)	47,701	1,749,673
Newmark Group, Inc.	273,247	1,890,869
Offerpad Solutions, Inc. (a)(b)	11,155	132,075
Opendoor Technologies, Inc. (a)(b)	962,598	4,918,876
RE/MAX Holdings, Inc.	33,941	668,977
Redfin Corp. (a)(b)	205,376	3,076,532
Zillow Group, Inc.:
Class A (b)	111,800	5,949,996
Class C (b)	282,028	15,274,636
		171,034,343
REITs - Shopping Centers - 0.0%
Seritage Growth Properties (a)(b)	66,848	627,703
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		190,923,478
TOTAL COMMON STOCKS (Cost $2,337,785,852)		2,481,817,313

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.18% 9/7/23 (d) (Cost $596,837)	600,000	596,754

Money Market Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (e)	6,168,121	6,169,355
Fidelity Securities Lending Cash Central Fund 5.32% (e)(f)	22,661,589	22,663,855
TOTAL MONEY MARKET FUNDS (Cost $28,833,210)		28,833,210

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $2,367,215,899)	2,511,247,277
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(22,494,745)
NET ASSETS - 100.0%	2,488,752,532

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CBOT Dow Jones U.S. Real Estate Index Contracts (United States)	198	Sep 2023	6,749,820	191,208	191,208
CME E-mini S&P MidCap 400 Index Contracts (United States)	4	Sep 2023	1,097,360	4,513	4,513

TOTAL FUTURES CONTRACTS					195,721
The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $596,754.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	10,489,960	368,141,485	372,462,090	232,081	-	-	6,169,355	0.0%
Fidelity Securities Lending Cash Central Fund 5.32%	21,330,991	197,447,849	196,114,985	96,087	-	-	22,663,855	0.1%
Total	31,820,951	565,589,334	568,577,075	328,168	-	-	28,833,210

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	2,481,817,313	2,481,817,313	-	-

U.S. Treasury Obligations	596,754	-	596,754	-

Money Market Funds	28,833,210	28,833,210	-	-
Total Investments in Securities:	2,511,247,277	2,510,650,523	596,754	-
Derivative Instruments:

Assets
Futures Contracts	195,721	195,721	-	-
Total Assets	195,721	195,721	-	-
Total Derivative Instruments:	195,721	195,721	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	195,721	0
Total Equity Risk	195,721	0
Total Value of Derivatives	195,721	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements
Statement of Assets and Liabilities
		July 31, 2023

Assets
Investment in securities, at value (including securities loaned of $21,972,805) - See accompanying schedule:
Unaffiliated issuers (cost $2,338,382,689)	$2,482,414,067
Fidelity Central Funds (cost $28,833,210)	28,833,210

Total Investment in Securities (cost $2,367,215,899)		$2,511,247,277
Receivable for investments sold		1,612,774
Receivable for fund shares sold		2,957,056
Dividends receivable		1,202,482
Distributions receivable from Fidelity Central Funds		43,143
Receivable for daily variation margin on futures contracts		42,300
Other receivables		190,076
Total assets		2,517,295,108
Liabilities
Payable for fund shares redeemed	$5,648,229
Accrued management fee	145,486
Other payables and accrued expenses	95,042
Collateral on securities loaned	22,653,819
Total Liabilities		28,542,576
Net Assets		$2,488,752,532
Net Assets consist of:
Paid in capital		$2,524,858,843
Total accumulated earnings (loss)		(36,106,311)
Net Assets		$2,488,752,532
Net Asset Value, offering price and redemption price per share ($2,488,752,532 ÷ 162,970,156 shares)		$15.27

Statement of Operations
		Year ended July 31, 2023
Investment Income
Dividends		$81,327,530
Interest		23,354
Income from Fidelity Central Funds (including $96,087 from security lending)		328,168
Total Income		81,679,052
Expenses
Management fee	$1,720,147
Independent trustees' fees and expenses	8,963
Interest	32,587
Total expenses before reductions	1,761,697
Expense reductions	(4,185)
Total expenses after reductions		1,757,512
Net Investment income (loss)		79,921,540
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(24,891,610)
Futures contracts	341,825
Total net realized gain (loss)		(24,549,785)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(327,653,718)
Futures contracts	(631,797)
Total change in net unrealized appreciation (depreciation)		(328,285,515)
Net gain (loss)		(352,835,300)
Net increase (decrease) in net assets resulting from operations		$(272,913,760)
Statement of Changes in Net Assets

	Year ended July 31, 2023	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$79,921,540	$73,299,104
Net realized gain (loss)	(24,549,785)	14,185,832
Change in net unrealized appreciation (depreciation)	(328,285,515)	(218,840,191)
Net increase (decrease) in net assets resulting from operations	(272,913,760)	(131,355,255)
Distributions to shareholders	(75,151,288)	(42,077,828)

Share transactions
Proceeds from sales of shares	636,858,558	892,386,902
Reinvestment of distributions	65,771,963	37,344,832
Cost of shares redeemed	(739,809,748)	(821,916,537)

Net increase (decrease) in net assets resulting from share transactions	(37,179,227)	107,815,197
Total increase (decrease) in net assets	(385,244,275)	(65,617,886)

Net Assets
Beginning of period	2,873,996,807	2,939,614,693
End of period	$2,488,752,532	$2,873,996,807

Other Information
Shares
Sold	42,354,093	48,869,785
Issued in reinvestment of distributions	4,300,329	1,946,305
Redeemed	(48,594,088)	(45,350,781)
Net increase (decrease)	(1,939,666)	5,465,309

Fidelity® Real Estate Index Fund

Years ended July 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$17.43	$18.44	$13.58	$16.82	$15.76
Income from Investment Operations
Net investment income (loss) A,B	.49	.44	.39	.51	.53
Net realized and unrealized gain (loss)	(2.18)	(1.19)	4.88	(3.15)	1.13
Total from investment operations	(1.69)	(.75)	5.27	(2.64)	1.66
Distributions from net investment income	(.47)	(.26)	(.41)	(.47)	(.50)
Distributions from net realized gain	-	-	-	(.13)	(.10)
Total distributions	(.47)	(.26)	(.41)	(.60)	(.60)
Net asset value, end of period	$15.27	$17.43	$18.44	$13.58	$16.82
Total Return C	(9.70)%	(4.21)%	39.73%	(16.34)%	10.84%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	3.25%	2.45%	2.53%	3.32%	3.33%
Supplemental Data
Net assets, end of period (000 omitted)	$2,488,753	$2,873,997	$2,939,615	$2,082,589	$2,256,495
Portfolio turnover rate F	13%	10%	44%	26%	10%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended July 31, 2023

1. Organization.
Fidelity Real Estate Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2023, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$443,891,433
Gross unrealized depreciation	(325,162,913)
Net unrealized appreciation (depreciation)	$118,728,520
Tax Cost	$2,392,518,757

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$19,205,621
Capital loss carryforward	$(174,040,453)
Net unrealized appreciation (depreciation) on securities and other investments	$118,728,520

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(76,380,870)
Long-term	(97,659,583)
Total capital loss carryforward	$(174,040,453)

The tax character of distributions paid was as follows:

	July 31, 2023	July 31, 2022
Ordinary Income	$75,151,288	$42,077,828
Total	$75,151,288	$42,077,828
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Real Estate Index Fund	332,979,992	310,672,272
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .07% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Real Estate Index Fund	Borrower	$16,841,056	3.87%	$32,587

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Real Estate Index Fund	$10,016	$2,587	$42,255

9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $4,185.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Real Estate Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Real Estate Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of July 31, 2023, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 14, 2023
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Jonathan Chiel, each of the Trustees oversees 313 funds. Mr. Chiel oversees 191 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Jonathan Chiel (1957)
Year of Election or Appointment: 2016
Trustee
Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney's Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Previously, Mr. Engler served as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-2022), a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Laura M. Bishop (1961)
Year of Election or Appointment: 2022
Member of the Advisory Board
Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).
Robert W. Helm (1957)
Year of Election or Appointment: 2021
Member of the Advisory Board
Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon.
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Member of the Advisory Board
Ms. Zierhoffer also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Allscripts Healthcare Solutions, Inc. (healthcare technology, 2020-present) and as a member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-present). Previously, Ms. Zierhoffer served as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner serves as Senior Vice President (2022-present), and is an employee of Fidelity Investments. Ms. Bonner serves as Assistant Treasurer of Fidelity CRET Trustee LLC (2022-present). Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain other Fidelity entities. She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Vice President Assistant Treasurer and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Robin Foley (1964)
Year of Election or Appointment: 2023
Vice President
Ms. Foley also serves as Vice President of other funds. Ms. Foley serves as Head of Fidelity's Fixed Income division (2023-present) and is an employee of Fidelity Investments. Previously, Ms. Foley served as Chief Investment Officer of Bonds (2017-2023).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia serves as Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments. Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2023 to July 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value February 1, 2023	Ending Account Value July 31, 2023	Expenses Paid During Period- C February 1, 2023 to July 31, 2023

Fidelity® Real Estate Index Fund	.07%
Actual		$ 1,000	$ 957.10	$ .34
Hypothetical-B		$ 1,000	$ 1,024.45	$ .35

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates $300,195 of distributions paid during the fiscal year ended 2023 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 1% of the dividends distributed in December and June during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 0.08%, 0.84% and 0.55% of the dividends distributed in September, December, and June, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 99.93%, 99.16% and 99.46% of the dividends distributed in September, December, and June, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

1.929343.111
URX-I-ANN-0923
Fidelity® SAI U.S. Large Cap Index Fund

Annual Report
July 31, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's®; and S&P®; are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended July 31, 2023	Past 1 year	Past 5 years	Life of Fund A
Fidelity® SAI U.S. Large Cap Index Fund	12.98%	12.15%	14.52%

A   From February 2, 2016
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® SAI U.S. Large Cap Index Fund, on February 2, 2016, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
U.S. equities gained 13.02% for the 12 months ending July 31, 2023, according to the S&P 500® index, as continued global economic expansion, falling commodity prices and a slowing in the pace of inflation provided a favorable backdrop for higher-risk assets. Large-cap stocks spearheaded the rally, which was driven by the shares of a narrow set of mega-cap companies in the information technology and communication services sectors, largely due to exuberance related to generative artificial intelligence. Aggressive monetary tightening by the U.S. Federal Reserve continued amid consistent pressure on core inflation, a measure that excludes food and energy. Since March 2022, the Fed has hiked its benchmark interest rate 11 times. The latest bump came in late July, a fourth consecutive raise of a stepped down 25 basis points. The S&P 500® gained 3.21% in July, as a "soft landing" of the U.S. economy became the consensus view amid better-than-expected earnings, slowing inflation and easing financial conditions, bringing the index's year-to-date gain to 20.65%. July saw a continuance of the recent shift to wider market breadth and lower dispersion. For the full 12 months, value (+17%) handily topped growth (+8%) within the index. By sector, tech (+28%), communication services (+21%) and industrials (+17%) led, whereas real estate (-10%) lagged most, due to high borrowing costs, low home inventory and a deteriorating commercial property market.
Comments from the Geode Capital Management, LLC, passive equity index team:
For the fiscal year ending July 31, 2023, the fund gained 12.98% versus the 13.02% result of the benchmark S&P 500® index. By sector, information technology gained 27% and contributed most. Communication services stocks also helped (+21%). Industrials rose roughly 16%, financials gained about 7%, and consumer discretionary advanced 7%. Conversely, real estate returned -10% and detracted most. Utilities (-6%) also hurt. Turning to individual stocks, the biggest contributor was Nvidia (+153%), from the semiconductors & semiconductor equipment group. Another notable contributor was Apple (+21%), a stock in the technology hardware & equipment industry. Microsoft, within the software & services category, gained 20% and lifted the fund. Lastly, in media & entertainment, Meta Platforms (+99%) and Alphabet (+14%) helped. In contrast, the biggest individual detractor was Tesla (-10%), from the automobiles & components category. Pfizer (-25%), from the pharmaceuticals, biotechnology & life sciences industry, also hurt. Lastly, Verizon Communications (-21%), a stock in the telecommunication services category, also detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary July 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Apple, Inc.	7.6
Microsoft Corp.	6.5
Amazon.com, Inc.	3.1
NVIDIA Corp.	3.0
Alphabet, Inc. Class A	2.1
Tesla, Inc.	1.9
Meta Platforms, Inc. Class A	1.8
Alphabet, Inc. Class C	1.8
Berkshire Hathaway, Inc. Class B	1.6
UnitedHealth Group, Inc.	1.2
30.6

Market Sectors (% of Fund's net assets)

Information Technology	28.1
Health Care	13.1
Financials	12.6
Consumer Discretionary	10.5
Communication Services	8.7
Industrials	8.4
Consumer Staples	6.6
Energy	4.3
Utilities	2.5
Materials	2.5
Real Estate	2.5

Asset Allocation (% of Fund's net assets)

Futures - 0.2%

Schedule of Investments July 31, 2023
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.7%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.	1,893,051	27,487,101
Verizon Communications, Inc.	1,113,393	37,944,433
		65,431,534
Entertainment - 1.4%
Activision Blizzard, Inc.	189,384	17,567,260
Electronic Arts, Inc.	69,063	9,416,740
Live Nation Entertainment, Inc. (a)	38,156	3,348,189
Netflix, Inc. (a)	117,725	51,677,743
Take-Two Interactive Software, Inc. (a)	42,033	6,428,527
The Walt Disney Co. (a)	483,852	43,009,604
Warner Bros Discovery, Inc. (a)	587,697	7,681,200
		139,129,263
Interactive Media & Services - 5.7%
Alphabet, Inc.:
Class A (a)	1,573,416	208,823,772
Class C (a)	1,353,431	180,155,200
Match Group, Inc. (a)	73,823	3,433,508
Meta Platforms, Inc. Class A (a)	585,863	186,655,952
		579,068,432
Media - 0.8%
Charter Communications, Inc. Class A (a)	27,481	11,135,026
Comcast Corp. Class A	1,101,435	49,850,948
Fox Corp.:
Class A	71,287	2,384,550
Class B	36,273	1,139,335
Interpublic Group of Companies, Inc.	102,343	3,503,201
News Corp.:
Class A	100,963	2,001,087
Class B	31,159	626,607
Omnicom Group, Inc.	52,893	4,475,806
Paramount Global Class B (b)	134,351	2,153,647
		77,270,207
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	152,506	21,010,752
TOTAL COMMUNICATION SERVICES		881,910,188
CONSUMER DISCRETIONARY - 10.5%
Automobile Components - 0.1%
Aptiv PLC (a)	71,713	7,851,856
BorgWarner, Inc.	62,139	2,889,464
		10,741,320
Automobiles - 2.1%
Ford Motor Co.	1,039,941	13,737,621
General Motors Co.	367,867	14,115,057
Tesla, Inc. (a)	713,503	190,812,107
		218,664,785
Broadline Retail - 3.2%
Amazon.com, Inc. (a)	2,364,104	316,033,423
eBay, Inc.	141,762	6,309,827
Etsy, Inc. (a)	32,702	3,324,158
		325,667,408
Distributors - 0.1%
Genuine Parts Co.	37,250	5,800,570
LKQ Corp.	67,318	3,688,353
Pool Corp.	10,350	3,982,059
		13,470,982
Hotels, Restaurants & Leisure - 2.1%
Booking Holdings, Inc. (a)	9,780	29,054,424
Caesars Entertainment, Inc. (a)	57,054	3,367,327
Carnival Corp. (a)(b)	266,276	5,016,640
Chipotle Mexican Grill, Inc. (a)	7,301	14,326,606
Darden Restaurants, Inc.	32,059	5,415,406
Domino's Pizza, Inc.	9,369	3,717,057
Expedia, Inc. (a)	37,805	4,632,247
Hilton Worldwide Holdings, Inc.	69,992	10,883,056
Las Vegas Sands Corp.	87,123	5,210,827
Marriott International, Inc. Class A	68,232	13,769,900
McDonald's Corp.	193,378	56,698,430
MGM Resorts International	80,052	4,064,240
Norwegian Cruise Line Holdings Ltd. (a)(b)	112,428	2,481,286
Royal Caribbean Cruises Ltd. (a)	58,306	6,361,768
Starbucks Corp.	303,582	30,834,824
Wynn Resorts Ltd.	27,454	2,991,937
Yum! Brands, Inc.	74,252	10,222,273
		209,048,248
Household Durables - 0.4%
D.R. Horton, Inc.	82,086	10,426,564
Garmin Ltd.	40,569	4,295,851
Lennar Corp. Class A	67,081	8,507,883
Mohawk Industries, Inc. (a)	13,996	1,488,335
Newell Brands, Inc.	100,096	1,117,071
NVR, Inc. (a)	809	5,101,910
PulteGroup, Inc.	59,179	4,994,116
Whirlpool Corp.	14,510	2,093,213
		38,024,943
Leisure Products - 0.0%
Hasbro, Inc.	34,531	2,229,321
Specialty Retail - 2.1%
Advance Auto Parts, Inc.	15,787	1,174,395
AutoZone, Inc. (a)	4,867	12,078,531
Bath & Body Works, Inc.	60,676	2,248,653
Best Buy Co., Inc.	51,593	4,284,799
CarMax, Inc. (a)(b)	41,943	3,464,911
Lowe's Companies, Inc.	157,951	37,003,181
O'Reilly Automotive, Inc. (a)	16,112	14,916,328
Ross Stores, Inc.	90,460	10,370,334
The Home Depot, Inc.	268,220	89,542,565
TJX Companies, Inc.	304,974	26,389,400
Tractor Supply Co.	29,047	6,506,238
Ulta Beauty, Inc. (a)	13,279	5,906,499
		213,885,834
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	326,294	36,019,595
Ralph Lauren Corp.	10,878	1,428,608
Tapestry, Inc.	61,453	2,651,697
VF Corp.	87,498	1,733,335
		41,833,235
TOTAL CONSUMER DISCRETIONARY		1,073,566,076
CONSUMER STAPLES - 6.6%
Beverages - 1.7%
Brown-Forman Corp. Class B (non-vtg.)	48,488	3,423,253
Constellation Brands, Inc. Class A (sub. vtg.)	42,654	11,636,011
Keurig Dr. Pepper, Inc.	223,284	7,593,889
Molson Coors Beverage Co. Class B	49,775	3,472,802
Monster Beverage Corp.	202,133	11,620,626
PepsiCo, Inc.	364,982	68,419,526
The Coca-Cola Co.	1,031,116	63,857,014
		170,023,121
Consumer Staples Distribution & Retail - 1.8%
Costco Wholesale Corp.	117,468	65,860,784
Dollar General Corp.	57,939	9,783,580
Dollar Tree, Inc. (a)	54,958	8,481,668
Kroger Co.	173,127	8,420,897
Sysco Corp.	133,994	10,225,082
Target Corp.	122,174	16,673,086
Walgreens Boots Alliance, Inc.	189,848	5,689,745
Walmart, Inc.	371,595	59,403,177
		184,538,019
Food Products - 1.0%
Archer Daniels Midland Co.	144,094	12,242,226
Bunge Ltd.	39,924	4,338,541
Campbell Soup Co.	53,189	2,437,120
Conagra Brands, Inc.	126,431	4,148,201
General Mills, Inc.	155,376	11,612,802
Hormel Foods Corp.	76,789	3,139,134
Kellogg Co.	68,148	4,558,420
Lamb Weston Holdings, Inc.	38,627	4,002,916
McCormick & Co., Inc. (non-vtg.)	66,498	5,950,241
Mondelez International, Inc.	360,695	26,738,320
The Hershey Co.	38,939	9,006,980
The J.M. Smucker Co.	28,270	4,258,876
The Kraft Heinz Co.	211,467	7,650,876
Tyson Foods, Inc. Class A	75,714	4,218,784
		104,303,437
Household Products - 1.4%
Church & Dwight Co., Inc.	64,755	6,195,111
Colgate-Palmolive Co.	219,591	16,746,010
Kimberly-Clark Corp.	89,250	11,522,175
Procter & Gamble Co.	624,356	97,586,843
The Clorox Co.	32,774	4,964,606
		137,014,745
Personal Care Products - 0.1%
Estee Lauder Companies, Inc. Class A	61,332	11,039,760
Tobacco - 0.6%
Altria Group, Inc.	472,666	21,468,490
Philip Morris International, Inc.	411,085	40,993,396
		62,461,886
TOTAL CONSUMER STAPLES		669,380,968
ENERGY - 4.3%
Energy Equipment & Services - 0.4%
Baker Hughes Co. Class A	268,376	9,605,177
Halliburton Co.	239,173	9,346,881
Schlumberger Ltd.	377,391	22,016,991
		40,969,049
Oil, Gas & Consumable Fuels - 3.9%
APA Corp.	81,815	3,312,689
Chevron Corp.	461,562	75,539,237
ConocoPhillips Co.	320,455	37,723,963
Coterra Energy, Inc.	200,800	5,530,032
Devon Energy Corp.	170,115	9,186,210
Diamondback Energy, Inc.	48,008	7,072,539
EOG Resources, Inc.	154,855	20,522,933
EQT Corp.	95,873	4,043,923
Exxon Mobil Corp.	1,070,794	114,831,949
Hess Corp.	73,260	11,115,740
Kinder Morgan, Inc.	522,852	9,259,709
Marathon Oil Corp.	163,737	4,301,371
Marathon Petroleum Corp.	112,288	14,936,550
Occidental Petroleum Corp.	190,070	11,999,119
ONEOK, Inc.	118,619	7,952,218
Phillips 66 Co.	121,418	13,544,178
Pioneer Natural Resources Co.	61,852	13,958,141
Targa Resources Corp.	59,920	4,912,841
The Williams Companies, Inc.	322,208	11,100,066
Valero Energy Corp.	95,645	12,329,597
		393,173,005
TOTAL ENERGY		434,142,054
FINANCIALS - 12.6%
Banks - 3.2%
Bank of America Corp.	1,836,306	58,761,792
Citigroup, Inc.	515,560	24,571,590
Citizens Financial Group, Inc.	128,318	4,139,539
Comerica, Inc.	34,881	1,882,179
Fifth Third Bancorp	180,467	5,251,590
Huntington Bancshares, Inc.	382,733	4,684,652
JPMorgan Chase & Co.	773,988	122,259,144
KeyCorp	247,961	3,052,400
M&T Bank Corp.	43,795	6,125,169
PNC Financial Services Group, Inc.	105,621	14,458,459
Regions Financial Corp.	248,766	5,067,363
Truist Financial Corp.	352,341	11,704,768
U.S. Bancorp	369,178	14,648,983
Wells Fargo & Co.	993,808	45,874,177
Zions Bancorp NA	39,209	1,499,744
		323,981,549
Capital Markets - 2.7%
Ameriprise Financial, Inc.	27,618	9,623,492
Bank of New York Mellon Corp.	190,376	8,635,455
BlackRock, Inc. Class A	39,662	29,304,269
Cboe Global Markets, Inc.	27,988	3,909,364
Charles Schwab Corp.	393,558	26,014,184
CME Group, Inc.	95,236	18,948,155
FactSet Research Systems, Inc.	10,159	4,419,571
Franklin Resources, Inc.	75,662	2,212,357
Goldman Sachs Group, Inc.	88,038	31,330,083
Intercontinental Exchange, Inc.	148,205	17,013,934
Invesco Ltd.	121,397	2,039,470
MarketAxess Holdings, Inc.	9,986	2,688,431
Moody's Corp.	41,765	14,732,604
Morgan Stanley	344,999	31,588,108
MSCI, Inc.	21,180	11,608,334
NASDAQ, Inc.	89,772	4,532,588
Northern Trust Corp.	55,234	4,425,348
Raymond James Financial, Inc.	50,561	5,565,249
S&P Global, Inc.	86,874	34,272,662
State Street Corp.	88,614	6,419,198
T. Rowe Price Group, Inc.	59,536	7,338,407
		276,621,263
Consumer Finance - 0.5%
American Express Co.	157,476	26,594,547
Capital One Financial Corp.	101,001	11,819,137
Discover Financial Services	67,322	7,105,837
Synchrony Financial	113,623	3,924,538
		49,444,059
Financial Services - 4.2%
Berkshire Hathaway, Inc. Class B (a)	472,330	166,241,267
Fidelity National Information Services, Inc.	156,638	9,457,802
Fiserv, Inc. (a)	163,449	20,628,898
FleetCor Technologies, Inc. (a)	19,574	4,872,164
Global Payments, Inc.	69,215	7,630,954
Jack Henry & Associates, Inc.	19,320	3,237,452
MasterCard, Inc. Class A	221,648	87,391,373
PayPal Holdings, Inc. (a)	295,431	22,399,578
Visa, Inc. Class A	428,629	101,897,972
		423,757,460
Insurance - 2.0%
AFLAC, Inc.	145,419	10,519,610
Allstate Corp.	69,682	7,851,768
American International Group, Inc.	191,453	11,540,787
Aon PLC	54,068	17,220,658
Arch Capital Group Ltd. (a)	98,730	7,670,334
Arthur J. Gallagher & Co.	56,667	12,172,072
Assurant, Inc.	14,080	1,893,901
Brown & Brown, Inc.	62,410	4,396,785
Chubb Ltd.	109,676	22,418,871
Cincinnati Financial Corp.	41,678	4,483,719
Everest Re Group Ltd.	11,366	4,097,557
Globe Life, Inc.	23,560	2,642,725
Hartford Financial Services Group, Inc.	82,243	5,911,627
Lincoln National Corp.	40,986	1,149,247
Loews Corp.	50,151	3,141,960
Marsh & McLennan Companies, Inc.	131,018	24,686,412
MetLife, Inc.	170,537	10,738,715
Principal Financial Group, Inc.	59,856	4,780,699
Progressive Corp.	154,981	19,524,506
Prudential Financial, Inc.	96,503	9,311,574
The Travelers Companies, Inc.	61,087	10,544,227
W.R. Berkley Corp.	53,233	3,283,944
Willis Towers Watson PLC	28,210	5,961,619
		205,943,317
TOTAL FINANCIALS		1,279,747,648
HEALTH CARE - 13.1%
Biotechnology - 1.9%
AbbVie, Inc.	467,262	69,893,050
Amgen, Inc.	141,512	33,135,035
Biogen, Inc. (a)	38,278	10,342,333
Gilead Sciences, Inc.	330,338	25,151,935
Incyte Corp. (a)	49,088	3,127,887
Moderna, Inc. (a)	86,911	10,225,948
Regeneron Pharmaceuticals, Inc. (a)	28,568	21,194,885
Vertex Pharmaceuticals, Inc. (a)	68,206	24,031,702
		197,102,775
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	460,563	51,274,479
Align Technology, Inc. (a)	18,865	7,128,895
Baxter International, Inc.	134,103	6,065,479
Becton, Dickinson & Co.	75,204	20,953,338
Boston Scientific Corp. (a)	380,654	19,736,910
Dentsply Sirona, Inc.	56,316	2,338,240
DexCom, Inc. (a)	102,574	12,776,617
Edwards Lifesciences Corp. (a)	160,411	13,164,931
GE Healthcare Holding LLC	103,661	8,085,558
Hologic, Inc. (a)	65,247	5,181,917
IDEXX Laboratories, Inc. (a)	21,960	12,181,871
Insulet Corp. (a)	18,477	5,113,510
Intuitive Surgical, Inc. (a)	92,794	30,102,374
Medtronic PLC	352,342	30,921,534
ResMed, Inc.	38,840	8,636,074
STERIS PLC	26,321	5,936,702
Stryker Corp.	89,474	25,357,826
Teleflex, Inc.	12,453	3,127,820
The Cooper Companies, Inc.	13,111	5,129,810
Zimmer Biomet Holdings, Inc.	55,293	7,638,728
		280,852,613
Health Care Providers & Services - 2.9%
AmerisourceBergen Corp.	42,940	8,025,486
Cardinal Health, Inc.	67,495	6,173,768
Centene Corp. (a)	145,103	9,880,063
Cigna Group	78,350	23,121,085
CVS Health Corp.	339,531	25,359,570
DaVita HealthCare Partners, Inc. (a)	14,647	1,493,848
Elevance Health, Inc.	62,787	29,612,233
HCA Holdings, Inc.	54,605	14,896,790
Henry Schein, Inc. (a)	34,732	2,736,534
Humana, Inc.	33,068	15,106,454
Laboratory Corp. of America Holdings	23,489	5,025,002
McKesson Corp.	35,886	14,440,526
Molina Healthcare, Inc. (a)	15,456	4,706,197
Quest Diagnostics, Inc.	29,695	4,015,061
UnitedHealth Group, Inc.	246,589	124,865,272
Universal Health Services, Inc. Class B	16,680	2,317,853
		291,775,742
Life Sciences Tools & Services - 1.6%
Agilent Technologies, Inc.	78,193	9,521,562
Bio-Rad Laboratories, Inc. Class A (a)	5,658	2,293,527
Bio-Techne Corp.	41,738	3,480,949
Charles River Laboratories International, Inc. (a)	13,569	2,843,248
Danaher Corp.	175,877	44,859,188
Illumina, Inc. (a)	41,913	8,053,583
IQVIA Holdings, Inc. (a)	49,078	10,981,693
Mettler-Toledo International, Inc. (a)	5,838	7,341,110
Revvity, Inc.	33,256	4,088,825
Thermo Fisher Scientific, Inc.	102,154	56,047,814
Waters Corp. (a)	15,650	4,322,687
West Pharmaceutical Services, Inc.	19,682	7,243,763
		161,077,949
Pharmaceuticals - 3.9%
Bristol-Myers Squibb Co.	556,404	34,602,765
Catalent, Inc. (a)	47,734	2,316,054
Eli Lilly & Co.	208,674	94,852,767
Johnson & Johnson	688,292	115,309,559
Merck & Co., Inc.	672,059	71,675,092
Organon & Co.	67,527	1,484,243
Pfizer, Inc.	1,495,086	53,912,801
Viatris, Inc.	317,896	3,347,445
Zoetis, Inc. Class A	122,363	23,015,257
		400,515,983
TOTAL HEALTH CARE		1,331,325,062
INDUSTRIALS - 8.4%
Aerospace & Defense - 1.6%
Axon Enterprise, Inc. (a)	18,608	3,459,785
General Dynamics Corp.	59,523	13,308,152
Howmet Aerospace, Inc.	97,515	4,986,917
Huntington Ingalls Industries, Inc.	10,575	2,428,760
L3Harris Technologies, Inc.	50,093	9,492,123
Lockheed Martin Corp.	59,696	26,646,504
Northrop Grumman Corp.	37,786	16,814,770
Raytheon Technologies Corp.	387,063	34,034,450
Textron, Inc.	53,471	4,158,440
The Boeing Co. (a)	149,774	35,773,520
TransDigm Group, Inc.	13,806	12,421,534
		163,524,955
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	30,870	3,092,557
Expeditors International of Washington, Inc.	40,506	5,156,414
FedEx Corp.	61,210	16,523,640
United Parcel Service, Inc. Class B	191,979	35,925,030
		60,697,641
Building Products - 0.5%
A.O. Smith Corp.	33,013	2,397,734
Allegion PLC	23,316	2,724,708
Carrier Global Corp.	220,893	13,154,178
Johnson Controls International PLC	181,524	12,624,994
Masco Corp.	59,675	3,621,079
Trane Technologies PLC	60,330	12,032,215
		46,554,908
Commercial Services & Supplies - 0.5%
Cintas Corp.	22,867	11,480,149
Copart, Inc. (a)	113,429	10,025,989
Republic Services, Inc.	54,500	8,235,495
Rollins, Inc.	61,400	2,506,962
Waste Management, Inc.	97,988	16,049,455
		48,298,050
Construction & Engineering - 0.1%
Quanta Services, Inc.	38,486	7,759,547
Electrical Equipment - 0.6%
AMETEK, Inc.	61,098	9,690,143
Eaton Corp. PLC	105,546	21,670,705
Emerson Electric Co.	151,230	13,814,861
Generac Holdings, Inc. (a)	16,487	2,534,052
Rockwell Automation, Inc.	30,454	10,241,376
		57,951,137
Ground Transportation - 0.8%
CSX Corp.	538,227	17,933,724
J.B. Hunt Transport Services, Inc.	21,982	4,483,009
Norfolk Southern Corp.	60,242	14,071,929
Old Dominion Freight Lines, Inc.	23,779	9,975,053
Union Pacific Corp.	161,496	37,470,302
		83,934,017
Industrial Conglomerates - 0.8%
3M Co.	146,025	16,281,788
General Electric Co.	288,407	32,947,616
Honeywell International, Inc.	176,257	34,216,771
		83,446,175
Machinery - 1.8%
Caterpillar, Inc.	136,509	36,198,092
Cummins, Inc.	37,431	9,762,005
Deere & Co.	71,426	30,684,610
Dover Corp.	37,075	5,411,838
Fortive Corp.	93,727	7,343,510
IDEX Corp.	20,036	4,524,329
Illinois Tool Works, Inc.	73,218	19,279,764
Ingersoll Rand, Inc.	107,239	6,999,490
Nordson Corp.	14,270	3,590,475
Otis Worldwide Corp.	109,286	9,940,655
PACCAR, Inc.	138,243	11,906,870
Parker Hannifin Corp.	33,949	13,919,429
Pentair PLC	43,731	3,039,305
Snap-On, Inc.	14,033	3,823,151
Stanley Black & Decker, Inc.	40,600	4,030,362
Westinghouse Air Brake Tech Co.	47,684	5,647,693
Xylem, Inc.	63,430	7,151,733
		183,253,311
Passenger Airlines - 0.2%
Alaska Air Group, Inc. (a)	33,872	1,647,195
American Airlines Group, Inc. (a)	173,097	2,899,375
Delta Air Lines, Inc.	170,398	7,882,611
Southwest Airlines Co.	157,764	5,389,218
United Airlines Holdings, Inc. (a)	86,951	4,722,309
		22,540,708
Professional Services - 0.7%
Automatic Data Processing, Inc.	109,419	27,054,942
Broadridge Financial Solutions, Inc.	31,277	5,252,034
Ceridian HCM Holding, Inc. (a)(b)	41,101	2,910,362
Equifax, Inc.	32,513	6,635,253
Jacobs Solutions, Inc.	33,629	4,217,413
Leidos Holdings, Inc.	36,365	3,401,218
Paychex, Inc.	85,056	10,671,976
Paycom Software, Inc.	12,888	4,752,579
Robert Half, Inc.	28,559	2,117,650
Verisk Analytics, Inc.	38,384	8,787,633
		75,801,060
Trading Companies & Distributors - 0.2%
Fastenal Co.	150,949	8,847,121
United Rentals, Inc.	18,165	8,440,912
W.W. Grainger, Inc.	11,836	8,740,768
		26,028,801
TOTAL INDUSTRIALS		859,790,310
INFORMATION TECHNOLOGY - 28.1%
Communications Equipment - 0.8%
Arista Networks, Inc. (a)	66,198	10,266,648
Cisco Systems, Inc.	1,084,739	56,449,818
F5, Inc. (a)	16,030	2,536,587
Juniper Networks, Inc.	85,254	2,370,061
Motorola Solutions, Inc.	44,376	12,719,493
		84,342,607
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp. Class A	157,532	13,911,651
CDW Corp.	35,732	6,684,385
Corning, Inc.	202,833	6,884,152
Keysight Technologies, Inc. (a)	47,225	7,607,003
TE Connectivity Ltd.	83,362	11,961,613
Teledyne Technologies, Inc. (a)	12,472	4,795,858
Trimble, Inc. (a)	65,682	3,533,692
Zebra Technologies Corp. Class A (a)	13,635	4,199,035
		59,577,389
IT Services - 1.2%
Accenture PLC Class A	167,251	52,909,854
Akamai Technologies, Inc. (a)	40,351	3,813,170
Cognizant Technology Solutions Corp. Class A	134,155	8,858,255
DXC Technology Co. (a)	60,302	1,667,350
EPAM Systems, Inc. (a)	15,351	3,635,270
Gartner, Inc. (a)	20,955	7,409,478
IBM Corp.	240,485	34,673,127
VeriSign, Inc. (a)	24,010	5,064,910
		118,031,414
Semiconductors & Semiconductor Equipment - 7.6%
Advanced Micro Devices, Inc. (a)	426,463	48,787,367
Analog Devices, Inc.	133,975	26,732,032
Applied Materials, Inc.	223,827	33,929,935
Broadcom, Inc.	110,423	99,231,629
Enphase Energy, Inc. (a)	36,331	5,516,136
First Solar, Inc. (a)	26,337	5,462,294
Intel Corp.	1,104,599	39,511,506
KLA Corp.	36,323	18,668,206
Lam Research Corp.	35,577	25,561,719
Microchip Technology, Inc.	144,952	13,616,791
Micron Technology, Inc.	289,775	20,687,037
Monolithic Power Systems, Inc.	11,943	6,681,989
NVIDIA Corp.	654,984	306,067,473
NXP Semiconductors NV	68,746	15,328,983
ON Semiconductor Corp. (a)	114,252	12,310,653
Qorvo, Inc. (a)	26,482	2,913,550
Qualcomm, Inc.	295,036	38,994,908
Skyworks Solutions, Inc.	42,192	4,825,499
SolarEdge Technologies, Inc. (a)	14,937	3,606,688
Teradyne, Inc.	41,103	4,642,173
Texas Instruments, Inc.	240,423	43,276,140
		776,352,708
Software - 10.1%
Adobe, Inc. (a)	121,481	66,349,278
ANSYS, Inc. (a)	22,974	7,859,405
Autodesk, Inc. (a)	56,653	12,009,869
Cadence Design Systems, Inc. (a)	72,182	16,891,310
Fair Isaac Corp. (a)	6,626	5,552,389
Fortinet, Inc. (a)	172,444	13,402,348
Gen Digital, Inc.	150,802	2,933,099
Intuit, Inc.	74,296	38,017,263
Microsoft Corp.	1,969,232	661,504,413
Oracle Corp.	407,587	47,781,424
Palo Alto Networks, Inc. (a)	80,121	20,027,045
PTC, Inc. (a)	28,238	4,117,383
Roper Technologies, Inc.	28,207	13,907,461
Salesforce, Inc. (a)	259,286	58,341,943
ServiceNow, Inc. (a)	53,957	31,456,931
Synopsys, Inc. (a)	40,320	18,216,576
Tyler Technologies, Inc. (a)	11,114	4,408,146
		1,022,776,283
Technology Hardware, Storage & Peripherals - 7.8%
Apple, Inc.	3,915,683	769,235,908
Hewlett Packard Enterprise Co.	343,537	5,970,673
HP, Inc.	229,817	7,544,892
NetApp, Inc.	56,708	4,423,791
Seagate Technology Holdings PLC	51,057	3,242,120
Western Digital Corp. (a)	84,818	3,609,854
		794,027,238
TOTAL INFORMATION TECHNOLOGY		2,855,107,639
MATERIALS - 2.5%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	58,803	17,954,320
Albemarle Corp.	31,106	6,603,182
Celanese Corp. Class A	26,535	3,327,224
CF Industries Holdings, Inc.	51,674	4,241,402
Corteva, Inc.	188,008	10,609,291
Dow, Inc.	187,061	10,563,335
DuPont de Nemours, Inc.	121,364	9,421,487
Eastman Chemical Co.	31,591	2,703,558
Ecolab, Inc.	65,532	12,001,530
FMC Corp.	33,149	3,189,928
International Flavors & Fragrances, Inc.	67,626	5,721,836
Linde PLC	129,694	50,667,555
LyondellBasell Industries NV Class A	67,261	6,649,422
PPG Industries, Inc.	62,238	8,956,048
Sherwin-Williams Co.	62,125	17,177,563
The Mosaic Co.	88,045	3,588,714
		173,376,395
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	16,428	7,334,445
Vulcan Materials Co.	35,274	7,777,917
		15,112,362
Containers & Packaging - 0.2%
Amcor PLC	390,119	4,002,621
Avery Dennison Corp.	21,403	3,938,366
Ball Corp.	83,390	4,894,159
International Paper Co.	92,017	3,318,133
Packaging Corp. of America	23,843	3,656,324
Sealed Air Corp.	38,245	1,744,737
WestRock Co.	67,880	2,259,725
		23,814,065
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	379,395	16,939,987
Newmont Corp.	210,680	9,042,386
Nucor Corp.	66,452	11,435,725
Steel Dynamics, Inc.	42,571	4,537,217
		41,955,315
TOTAL MATERIALS		254,258,137
REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 2.3%
Alexandria Real Estate Equities, Inc.	41,739	5,245,758
American Tower Corp.	123,415	23,487,109
AvalonBay Communities, Inc.	37,644	7,101,541
Boston Properties, Inc.	37,834	2,520,879
Camden Property Trust (SBI)	28,305	3,087,792
Crown Castle International Corp.	114,737	12,424,870
Digital Realty Trust, Inc.	77,033	9,599,852
Equinix, Inc.	24,762	20,055,239
Equity Residential (SBI)	90,404	5,961,240
Essex Property Trust, Inc.	17,016	4,144,247
Extra Space Storage, Inc.	55,813	7,789,820
Federal Realty Investment Trust (SBI)	19,438	1,973,346
Healthpeak Properties, Inc.	145,021	3,165,808
Host Hotels & Resorts, Inc.	188,559	3,469,486
Invitation Homes, Inc.	154,107	5,470,799
Iron Mountain, Inc.	77,313	4,747,018
Kimco Realty Corp.	164,347	3,329,670
Mid-America Apartment Communities, Inc.	30,926	4,628,385
Prologis (REIT), Inc.	244,574	30,510,607
Public Storage	41,858	11,793,492
Realty Income Corp.	178,060	10,856,318
Regency Centers Corp.	40,797	2,673,427
SBA Communications Corp. Class A	28,721	6,288,463
Simon Property Group, Inc.	86,485	10,776,031
UDR, Inc.	82,033	3,353,509
Ventas, Inc.	106,057	5,145,886
VICI Properties, Inc.	265,432	8,355,799
Welltower, Inc.	131,764	10,824,413
Weyerhaeuser Co.	194,133	6,612,170
		235,392,974
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	82,404	6,865,077
CoStar Group, Inc. (a)	107,998	9,068,592
		15,933,669
TOTAL REAL ESTATE		251,326,643
UTILITIES - 2.5%
Electric Utilities - 1.7%
Alliant Energy Corp.	66,651	3,581,825
American Electric Power Co., Inc.	136,470	11,564,468
Constellation Energy Corp.	86,002	8,312,093
Duke Energy Corp.	203,754	19,075,449
Edison International	101,529	7,306,027
Entergy Corp.	56,055	5,756,849
Evergy, Inc.	60,893	3,651,753
Eversource Energy	92,479	6,689,006
Exelon Corp.	263,057	11,011,566
FirstEnergy Corp.	144,268	5,682,717
NextEra Energy, Inc.	535,811	39,274,946
NRG Energy, Inc.	61,025	2,318,340
PG&E Corp. (a)	428,556	7,546,871
Pinnacle West Capital Corp.	30,025	2,486,671
PPL Corp.	195,401	5,379,390
Southern Co.	288,605	20,877,686
Xcel Energy, Inc.	145,898	9,152,182
		169,667,839
Gas Utilities - 0.0%
Atmos Energy Corp.	38,302	4,661,736
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	177,451	3,838,265
Multi-Utilities - 0.7%
Ameren Corp.	69,619	5,964,260
CenterPoint Energy, Inc.	167,288	5,033,696
CMS Energy Corp.	77,320	4,721,932
Consolidated Edison, Inc.	91,867	8,714,504
Dominion Energy, Inc.	221,082	11,838,941
DTE Energy Co.	54,640	6,245,352
NiSource, Inc.	109,514	3,048,870
Public Service Enterprise Group, Inc.	132,276	8,349,261
Sempra Energy	83,197	12,398,017
WEC Energy Group, Inc.	83,622	7,514,273
		73,829,106
Water Utilities - 0.1%
American Water Works Co., Inc.	51,600	7,607,388
TOTAL UTILITIES		259,604,334
TOTAL COMMON STOCKS (Cost $4,571,055,467)		10,150,159,059

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.18% 9/7/23 (d) (Cost $795,782)	800,000	795,672

Money Market Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (e)	5,680,127	5,681,263
Fidelity Securities Lending Cash Central Fund 5.32% (e)(f)	11,222,252	11,223,374
TOTAL MONEY MARKET FUNDS (Cost $16,904,637)		16,904,637

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $4,588,755,886)	10,167,859,368
NET OTHER ASSETS (LIABILITIES) - 0.0%	2,383,198
NET ASSETS - 100.0%	10,170,242,566

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	87	Sep 2023	20,073,075	777,829	777,829

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $795,672.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	23,327,967	3,826,141,621	3,843,788,325	1,341,665	-	-	5,681,263	0.0%
Fidelity Securities Lending Cash Central Fund 5.32%	25,099,899	204,155,581	218,032,106	69,458	-	-	11,223,374	0.0%
Total	48,427,866	4,030,297,202	4,061,820,431	1,411,123	-	-	16,904,637

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	881,910,188	881,910,188	-	-
Consumer Discretionary	1,073,566,076	1,073,566,076	-	-
Consumer Staples	669,380,968	669,380,968	-	-
Energy	434,142,054	434,142,054	-	-
Financials	1,279,747,648	1,279,747,648	-	-
Health Care	1,331,325,062	1,331,325,062	-	-
Industrials	859,790,310	859,790,310	-	-
Information Technology	2,855,107,639	2,855,107,639	-	-
Materials	254,258,137	254,258,137	-	-
Real Estate	251,326,643	251,326,643	-	-
Utilities	259,604,334	259,604,334	-	-

U.S. Government and Government Agency Obligations	795,672	-	795,672	-

Money Market Funds	16,904,637	16,904,637	-	-
Total Investments in Securities:	10,167,859,368	10,167,063,696	795,672	-
Derivative Instruments:

Assets
Futures Contracts	777,829	777,829	-	-
Total Assets	777,829	777,829	-	-
Total Derivative Instruments:	777,829	777,829	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	777,829	0
Total Equity Risk	777,829	0
Total Value of Derivatives	777,829	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements
Statement of Assets and Liabilities
		July 31, 2023

Assets
Investment in securities, at value (including securities loaned of $11,122,586) - See accompanying schedule:
Unaffiliated issuers (cost $4,571,851,249)	$10,150,954,731
Fidelity Central Funds (cost $16,904,637)	16,904,637

Total Investment in Securities (cost $4,588,755,886)		$10,167,859,368
Receivable for investments sold		10,014,821
Receivable for fund shares sold		1,036,651
Dividends receivable		7,383,694
Distributions receivable from Fidelity Central Funds		119,713
Receivable for daily variation margin on futures contracts		25,412
Prepaid expenses		7,065
Receivable from investment adviser for expense reductions		23,677
Other receivables		33,365
Total assets		10,186,503,766
Liabilities
Payable to custodian bank	$65,787
Payable for fund shares redeemed	4,713,253
Accrued management fee	125,111
Other payables and accrued expenses	103,499
Collateral on securities loaned	11,253,550
Total Liabilities		16,261,200
Net Assets		$10,170,242,566
Net Assets consist of:
Paid in capital		$4,033,528,148
Total accumulated earnings (loss)		6,136,714,418
Net Assets		$10,170,242,566
Net Asset Value, offering price and redemption price per share ($10,170,242,566 ÷ 501,677,050 shares)		$20.27

Statement of Operations
		Year ended July 31, 2023
Investment Income
Dividends		$177,620,149
Interest		56,898
Income from Fidelity Central Funds (including $69,458 from security lending)		1,411,123
Total Income		179,088,170
Expenses
Management fee	$1,592,488
Custodian fees and expenses	193,521
Independent trustees' fees and expenses	38,762
Registration fees	45,324
Audit	54,511
Legal	20,081
Interest	1,326,380
Miscellaneous	64,657
Total expenses before reductions	3,335,724
Expense reductions	(379,051)
Total expenses after reductions		2,956,673
Net Investment income (loss)		176,131,497
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,098,569,732
Futures contracts	1,056,442
Total net realized gain (loss)		1,099,626,174
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(125,404,783)
Futures contracts	352,599
Total change in net unrealized appreciation (depreciation)		(125,052,184)
Net gain (loss)		974,573,990
Net increase (decrease) in net assets resulting from operations		$1,150,705,487
Statement of Changes in Net Assets

	Year ended July 31, 2023	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$176,131,497	$200,594,435
Net realized gain (loss)	1,099,626,174	932,932,604
Change in net unrealized appreciation (depreciation)	(125,052,184)	(1,488,595,269)
Net increase (decrease) in net assets resulting from operations	1,150,705,487	(355,068,230)
Distributions to shareholders	(1,089,852,286)	(1,599,790,076)

Share transactions
Proceeds from sales of shares	10,289,960,268	12,169,424,091
Reinvestment of distributions	1,074,867,889	1,583,014,796
Cost of shares redeemed	(13,382,025,198)	(13,638,764,397)

Net increase (decrease) in net assets resulting from share transactions	(2,017,197,041)	113,674,490
Total increase (decrease) in net assets	(1,956,343,840)	(1,841,183,816)

Net Assets
Beginning of period	12,126,586,406	13,967,770,222
End of period	$10,170,242,566	$12,126,586,406

Other Information
Shares
Sold	566,651,200	573,830,765
Issued in reinvestment of distributions	59,907,420	74,073,945
Redeemed	(735,080,816)	(640,807,880)
Net increase (decrease)	(108,522,196)	7,096,830

Fidelity® SAI U.S. Large Cap Index Fund

Years ended July 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$19.87	$23.16	$17.68	$16.09	$15.21
Income from Investment Operations
Net investment income (loss) A,B	.30	.30	.31	.32	.30
Net realized and unrealized gain (loss)	1.99	(1.23)	5.94	1.56	.87
Total from investment operations	2.29	(.93)	6.25	1.88	1.17
Distributions from net investment income	(.33)	(.34)	(.35)	(.29)	(.28)
Distributions from net realized gain	(1.56)	(2.02)	(.42)	-	(.01)
Total distributions	(1.89)	(2.36)	(.77)	(.29)	(.29)
Net asset value, end of period	$20.27	$19.87	$23.16	$17.68	$16.09
Total Return C	12.98%	(4.68)%	36.43%	11.84%	7.97%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.03%	.02%	.02%	.02%	.09%
Expenses net of fee waivers, if any	.03%	.02%	.02%	.02%	.02%
Expenses net of all reductions	.03%	.02%	.02%	.02%	.02%
Net investment income (loss)	1.66%	1.43%	1.52%	1.97%	2.00%
Supplemental Data
Net assets, end of period (000 omitted)	$10,170,243	$12,126,586	$13,967,770	$15,406,444	$14,046,976
Portfolio turnover rate F	75%	75%	86%	80%	41%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended July 31, 2023

1. Organization.
Fidelity SAI U.S. Large Cap Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2023, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,634,656,634
Gross unrealized depreciation	(143,388,002)
Net unrealized appreciation (depreciation)	$5,491,268,632
Tax Cost	$4,676,590,736

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$94,824,328
Undistributed long-term capital gain	$550,621,459
Net unrealized appreciation (depreciation) on securities and other investments	$5,491,268,632

The tax character of distributions paid was as follows:

	July 31, 2023	July 31, 2022
Ordinary Income	$189,184,878	$233,107,467
Long-term Capital Gains	900,667,408	1,366,682,609
Total	$1,089,852,286	$1,599,790,076
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI U.S. Large Cap Index Fund	7,988,836,810	10,894,811,849
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .015% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI U.S. Large Cap Index Fund	Borrower	$ 99,687,745	4.31%	$ 1,313,807

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI U.S. Large Cap Index Fund	$25,207
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI U.S. Large Cap Index Fund	$6,965	$-	$-
9. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI U.S. Large Cap Index Fund	$126,436,000	3.58%	$12,573
10. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .015% of average net assets. This reimbursement will remain in place through November 30, 2024. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $378,450.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $601.

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity SAI U.S. Large Cap Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity SAI U.S. Large Cap Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of July 31, 2023, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 12, 2023
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Jonathan Chiel, each of the Trustees oversees 313 funds. Mr. Chiel oversees 191 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Jonathan Chiel (1957)
Year of Election or Appointment: 2016
Trustee
Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney's Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Previously, Mr. Engler served as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-2022), a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Laura M. Bishop (1961)
Year of Election or Appointment: 2022
Member of the Advisory Board
Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).
Robert W. Helm (1957)
Year of Election or Appointment: 2021
Member of the Advisory Board
Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon.
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Member of the Advisory Board
Ms. Zierhoffer also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Allscripts Healthcare Solutions, Inc. (healthcare technology, 2020-present) and as a member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-present). Previously, Ms. Zierhoffer served as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner serves as Senior Vice President (2022-present), and is an employee of Fidelity Investments. Ms. Bonner serves as Assistant Treasurer of Fidelity CRET Trustee LLC (2022-present). Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain other Fidelity entities. She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Vice President Assistant Treasurer and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Robin Foley (1964)
Year of Election or Appointment: 2023
Vice President
Ms. Foley also serves as Vice President of other funds. Ms. Foley serves as Head of Fidelity's Fixed Income division (2023-present) and is an employee of Fidelity Investments. Previously, Ms. Foley served as Chief Investment Officer of Bonds (2017-2023).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia serves as Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments. Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2023 to July 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value February 1, 2023	Ending Account Value July 31, 2023	Expenses Paid During Period- C February 1, 2023 to July 31, 2023

Fidelity® SAI U.S. Large Cap Index Fund	.03%
Actual		$ 1,000	$ 1,134.90	$ .16
Hypothetical-B		$ 1,000	$ 1,024.65	$ .15

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2023, $1,020,043,085, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $1,013,568 of distributions paid during the fiscal year ended 2023 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 92% and 91% of the dividends distributed in September and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 95.89% and 93.27% of the dividends distributed in September and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 1.75% and 5.58% of the dividends distributed in September and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

1.9870993.107
SV9-ANN-0923
Fidelity® SAI Real Estate Index Fund

Annual Report
July 31, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended July 31, 2023	Past 1 year	Past 5 years	Life of Fund A
Fidelity® SAI Real Estate Index Fund	-9.67%	2.37%	3.98%

A   From February 2, 2016
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® SAI Real Estate Index Fund on February 2, 2016, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the MSCI US IMI Real Estate 25/25 Index and Fidelity Real Estate Linked Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
U.S. equities gained 13.02% for the 12 months ending July 31, 2023, according to the S&P 500® index, as continued global economic expansion, falling commodity prices and a slowing in the pace of inflation provided a favorable backdrop for higher-risk assets. Large-cap stocks spearheaded the rally, which was driven by the shares of a narrow set of mega-cap companies in the information technology and communication services sectors, largely due to exuberance related to generative artificial intelligence. Aggressive monetary tightening by the U.S. Federal Reserve continued amid consistent pressure on core inflation, a measure that excludes food and energy. Since March 2022, the Fed has hiked its benchmark interest rate 11 times. The latest bump came in late July, a fourth consecutive raise of a stepped down 25 basis points. The S&P 500® gained 3.21% in July, as a "soft landing" of the U.S. economy became the consensus view amid better-than-expected earnings, slowing inflation and easing financial conditions, bringing the index's year-to-date gain to 20.65%. July saw a continuance of the recent shift to wider market breadth and lower dispersion. For the full 12 months, value (+17%) handily topped growth (+8%) within the index. By sector, tech (+28%), communication services (+21%) and industrials (+17%) led, whereas real estate (-10%) lagged most, due to high borrowing costs, low home inventory and a deteriorating commercial property market.
Comments from the Geode Capital Management, LLC, passive equity index team:
For the fiscal year ending July 31, 2023, the fund returned -9.67%, versus -9.66% for the benchmark MSCI US IMI Real Estate 25/25 Index. By industry, telecom tower REITs returned approximately -30% and detracted most, followed by office REITs, which returned roughly -24%. Exposure to multi-family residential REITs returned -12% and further weighed on performance. Self-storage REITs (-12%) also hurt. The health care REITs (-7%) and broadline retail (-22%) industries hampered the fund's result as well. Other notable detractors included single-family residential REITs (-6%) and diversified REITs (-13%). Holdings in real estate operating companies (-28%), real estate services (0%), timber REITs (+0%) and hotel & resort REITs (0%) also hurt. In contrast, data center REITs gained approximately 12% and contributed most. Stakes in retail REITs stocks also helped, gaining 2%. The industrial REITs industry rose 0% and was another plus. Other notable contributors included the real estate development (+29%), diversified real estate activities (+39%) and other specialized REITs (+1%) categories. Turning to individual stocks, the biggest detractor was American Tower (-26%), from the telecom tower REITs industry. Exposure to Crown Castle (-36%) and SBA (-33%) also proved detrimental. Extra Space Storage (-21%), from the self-storage REITs industry, was another negative. Lastly, Realty Income (-13%,) a stock in the retail REITs group, further detracted. Conversely, the biggest individual contributor was Equinix (+19%), from the data center REITs segment. Simon Property Group (+23%), a stock in the retail REITs industry, lifted the fund as well. Iron Mountain (+31%), from the other specialized REITs category, also proved beneficial. Another notable contributor was Zillow (+59%), a stock in the real estate services segment. Lastly, among industrial REITs, Prologis returned roughly -1% and helped.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary July 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Prologis (REIT), Inc.	8.6
American Tower Corp.	6.6
Equinix, Inc.	5.7
Crown Castle International Corp.	3.5
Public Storage	3.3
Welltower, Inc.	3.0
Simon Property Group, Inc.	3.0
Realty Income Corp.	3.0
Digital Realty Trust, Inc.	2.7
CoStar Group, Inc.	2.6
42.0

Top REIT Sectors (% of Fund's net assets)

REITs - Diversified	21.8
REITs - Warehouse/Industrial	11.7
REITs - Apartments	11.0
REITs - Management/Investment	10.0
REITs - Storage	7.8

Asset Allocation (% of Fund's net assets)

Futures - 0.3%

Schedule of Investments July 31, 2023
Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
Equity Real Estate Investment Trusts (REITs) - 91.9%
REITs - Apartments - 11.0%
American Homes 4 Rent Class A	20,217	757,733
Apartment Investment & Management Co. Class A	8,143	67,831
AvalonBay Communities, Inc.	8,707	1,642,576
Camden Property Trust (SBI)	6,665	727,085
Centerspace	967	60,080
Equity Residential (SBI)	22,389	1,476,331
Essex Property Trust, Inc.	4,013	977,366
Independence Realty Trust, Inc.	14,144	241,014
Invitation Homes, Inc.	38,089	1,352,160
Mid-America Apartment Communities, Inc.	7,270	1,088,028
UDR, Inc.	19,470	795,934
		9,186,138
REITs - Diversified - 21.8%
Alexander & Baldwin, Inc.	4,607	88,454
Apartment Income (REIT) Corp.	9,295	321,049
Apple Hospitality (REIT), Inc.	13,677	211,994
Armada Hoffler Properties, Inc.	4,315	53,592
Broadstone Net Lease, Inc.	11,778	191,981
Cousins Properties, Inc.	9,514	232,427
Crown Castle International Corp.	26,984	2,922,097
Digital Realty Trust, Inc.	18,131	2,259,485
Elme Communities (SBI)	5,404	87,815
EPR Properties	4,709	210,210
Equinix, Inc.	5,816	4,710,495
Gaming & Leisure Properties	16,305	773,835
Gladstone Commercial Corp.	2,737	36,402
Gladstone Land Corp.	2,160	36,158
Global Net Lease, Inc.	6,649	71,078
InvenTrust Properties Corp.	4,177	101,668
Lamar Advertising Co. Class A	5,449	537,816
Necessity Retail (REIT), Inc./The	8,655	61,451
NexPoint Diversified Real Estate Trust	2,105	24,607
NexPoint Residential Trust, Inc.	1,425	59,223
One Liberty Properties, Inc.	1,166	23,821
Outfront Media, Inc.	9,391	145,185
Potlatch Corp.	4,983	267,238
SBA Communications Corp. Class A	6,738	1,475,285
Uniti Group, Inc.	15,167	84,632
VICI Properties, Inc.	62,565	1,969,546
Vornado Realty Trust	10,208	229,476
WP Carey, Inc.	13,320	899,500
		18,086,520
REITs - Health Care - 7.3%
CareTrust (REIT), Inc.	6,210	129,106
Community Healthcare Trust, Inc.	1,581	55,714
Diversified Healthcare Trust (SBI)	15,511	32,418
Global Medical REIT, Inc.	4,271	42,283
Healthcare Trust of America, Inc.	23,625	461,396
Healthpeak Properties, Inc.	34,025	742,766
LTC Properties, Inc.	2,564	86,048
Medical Properties Trust, Inc. (a)	37,338	376,740
Physicians Realty Trust	14,918	219,891
Sabra Health Care REIT, Inc.	14,445	187,641
Universal Health Realty Income Trust (SBI)	843	40,236
Ventas, Inc.	24,826	1,204,558
Welltower, Inc.	30,839	2,533,424
		6,112,221
REITs - Health Care Facilities - 0.7%
National Health Investors, Inc.	2,703	148,422
Omega Healthcare Investors, Inc.	14,594	465,549
		613,971
REITs - Hotels - 2.4%
Chatham Lodging Trust	3,095	29,712
DiamondRock Hospitality Co. (a)	13,187	112,090
Host Hotels & Resorts, Inc.	44,410	817,144
Park Hotels & Resorts, Inc.	13,878	189,157
Pebblebrook Hotel Trust (a)	7,771	120,062
RLJ Lodging Trust	10,009	103,093
Ryman Hospitality Properties, Inc.	3,257	310,360
Service Properties Trust	10,249	87,014
Summit Hotel Properties, Inc.	6,888	44,359
Sunstone Hotel Investors, Inc.	12,355	125,897
Xenia Hotels & Resorts, Inc.	6,955	88,329
		2,027,217
REITs - Industrial Buildings - 0.5%
Stag Industrial, Inc.	11,222	407,359
REITs - Management/Investment - 10.0%
American Assets Trust, Inc.	3,294	74,115
American Tower Corp.	28,976	5,514,423
Empire State Realty Trust, Inc. (a)	8,514	76,200
LXP Industrial Trust (REIT)	18,109	182,358
NNN (REIT), Inc.	11,288	481,772
Rayonier, Inc.	8,688	287,747
Safehold, Inc. (a)	2,347	58,041
UMH Properties, Inc.	3,621	60,290
Weyerhaeuser Co.	45,617	1,553,715
		8,288,661
REITs - Manufactured Homes - 2.2%
Equity Lifestyle Properties, Inc.	10,984	781,841
Sun Communities, Inc.	7,749	1,009,695
		1,791,536
REITs - Office Buildings - 0.0%
Office Properties Income Trust	3,288	25,318
REITs - Office Property - 4.2%
Alexandria Real Estate Equities, Inc.	10,237	1,286,586
Boston Properties, Inc.	9,294	619,259
Brandywine Realty Trust (SBI)	11,229	56,706
City Office REIT, Inc.	2,849	15,584
Corporate Office Properties Trust (SBI)	7,007	182,182
Douglas Emmett, Inc.	11,062	162,611
Easterly Government Properties, Inc.	5,889	86,922
Equity Commonwealth	6,622	129,725
Franklin Street Properties Corp.	6,128	10,295
Highwoods Properties, Inc. (SBI)	6,668	168,500
Hudson Pacific Properties, Inc.	8,455	49,631
JBG SMITH Properties	6,799	113,747
Kilroy Realty Corp.	6,982	249,257
Orion Office (REIT), Inc.	3,638	23,647
Paramount Group, Inc. (a)	10,415	54,575
Piedmont Office Realty Trust, Inc. Class A	8,000	59,520
SL Green Realty Corp. (a)	4,032	152,047
Veris Residential, Inc.	4,437	82,883
		3,503,677
REITs - Regional Malls - 3.5%
CBL & Associates Properties, Inc.	665	14,477
Simon Property Group, Inc.	20,310	2,530,626
Tanger Factory Outlet Centers, Inc.	6,603	154,576
The Macerich Co.	13,424	171,156
		2,870,835
REITs - Shopping Centers - 7.3%
Acadia Realty Trust (SBI)	5,930	93,160
Alexanders, Inc.	147	28,425
Brixmor Property Group, Inc.	18,749	426,352
Federal Realty Investment Trust (SBI)	4,576	464,556
Kimco Realty Corp.	38,657	783,191
Kite Realty Group Trust (a)	13,747	314,531
Phillips Edison & Co., Inc.	7,396	261,153
Realty Income Corp.	41,105	2,506,172
Regency Centers Corp.	9,600	629,088
Retail Opportunity Investments Corp.	7,855	115,704
RPT Realty	5,481	59,578
Saul Centers, Inc.	843	32,498
SITE Centers Corp.	11,840	166,352
Urban Edge Properties	7,267	123,612
Urstadt Biddle Properties, Inc. Class A	1,856	42,094
		6,046,466
REITs - Single Tenant - 1.5%
Agree Realty Corp.	5,631	364,776
Essential Properties Realty Trust, Inc.	9,377	230,205
Four Corners Property Trust, Inc.	5,336	140,337
Getty Realty Corp.	2,771	89,559
NETSTREIT Corp.	3,866	69,163
Spirit Realty Capital, Inc.	8,840	356,517
		1,250,557
REITs - Storage - 7.8%
CubeSmart	14,057	609,512
Extra Space Storage, Inc.	13,147	1,834,927
Iron Mountain, Inc.	18,099	1,111,279
National Storage Affiliates Trust	5,307	179,324
Public Storage	9,844	2,773,547
		6,508,589
REITs - Warehouse/Industrial - 11.7%
Americold Realty Trust	16,776	543,878
EastGroup Properties, Inc.	2,761	489,194
First Industrial Realty Trust, Inc.	8,247	426,370
Industrial Logistics Properties Trust	4,102	17,392
Plymouth Industrial REIT, Inc.	2,479	56,447
Prologis (REIT), Inc.	57,455	7,167,509
Rexford Industrial Realty, Inc.	12,561	691,985
Terreno Realty Corp.	5,193	308,153
		9,700,928
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		76,419,993
Real Estate Management & Development - 7.7%
Diversified Real Estate Activities - 0.2%
The RMR Group, Inc.	1,006	23,721
The St. Joe Co.	2,187	138,831
		162,552
Real Estate Development - 0.3%
Forestar Group, Inc. (b)	1,234	36,378
Howard Hughes Corp. (b)	2,154	181,862
		218,240
Real Estate Operating Companies - 0.3%
Digitalbridge Group, Inc. (a)	10,069	161,305
Kennedy-Wilson Holdings, Inc. (a)	5,931	97,862
WeWork, Inc. (b)	13,221	2,862
		262,029
Real Estate Services - 6.9%
Anywhere Real Estate, Inc. (b)	6,320	52,962
CBRE Group, Inc. (b)	19,322	1,609,716
Compass, Inc. (b)	17,883	74,930
CoStar Group, Inc. (b)	25,301	2,124,525
Cushman & Wakefield PLC (b)	9,971	98,015
Doma Holdings, Inc. Class A (a)(b)	321	2,655
Douglas Elliman, Inc.	5,058	11,178
eXp World Holdings, Inc.	4,689	116,944
Jones Lang LaSalle, Inc. (b)	2,959	492,821
Marcus & Millichap, Inc.	1,581	57,991
Newmark Group, Inc.	9,279	64,211
Offerpad Solutions, Inc. (a)(b)	436	5,162
Opendoor Technologies, Inc. (a)(b)	32,034	163,694
RE/MAX Holdings, Inc.	1,116	21,996
Redfin Corp. (a)(b)	6,847	102,568
Zillow Group, Inc.:
Class A (b)	205	10,910
Class C (b)	12,821	694,385
		5,704,663
REITs - Shopping Centers - 0.0%
Seritage Growth Properties (a)(b)	2,315	21,738
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		6,369,222
TOTAL COMMON STOCKS (Cost $72,196,411)		82,789,215

U.S. Treasury Obligations - 0.1%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.18% 9/7/23 (d) (Cost $99,473)	100,000	99,459

Money Market Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (e)	196,120	196,160
Fidelity Securities Lending Cash Central Fund 5.32% (e)(f)	834,474	834,557
TOTAL MONEY MARKET FUNDS (Cost $1,030,717)		1,030,717

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $73,326,601)	83,919,391
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(789,153)
NET ASSETS - 100.0%	83,130,238

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CBOT Dow Jones U.S. Real Estate Index Contracts (United States)	1	Sep 2023	34,090	1,997	1,997
CME E-mini S&P MidCap 400 Index Contracts (United States)	1	Sep 2023	274,340	17,580	17,580

TOTAL FUTURES CONTRACTS					19,577
The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $39,784.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	1,155,031	6,120,803	7,079,674	13,204	-	-	196,160	0.0%
Fidelity Securities Lending Cash Central Fund 5.32%	3,415,032	13,799,776	16,380,251	7,513	-	-	834,557	0.0%
Total	4,570,063	19,920,579	23,459,925	20,717	-	-	1,030,717

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	82,789,215	82,789,215	-	-

U.S. Treasury Obligations	99,459	-	99,459	-

Money Market Funds	1,030,717	1,030,717	-	-
Total Investments in Securities:	83,919,391	83,819,932	99,459	-
Derivative Instruments:

Assets
Futures Contracts	19,577	19,577	-	-
Total Assets	19,577	19,577	-	-
Total Derivative Instruments:	19,577	19,577	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	19,577	0
Total Equity Risk	19,577	0
Total Value of Derivatives	19,577	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements
Statement of Assets and Liabilities
		July 31, 2023

Assets
Investment in securities, at value (including securities loaned of $819,899) - See accompanying schedule:
Unaffiliated issuers (cost $72,295,884)	$82,888,674
Fidelity Central Funds (cost $1,030,717)	1,030,717

Total Investment in Securities (cost $73,326,601)		$83,919,391
Cash		31,707
Dividends receivable		41,222
Distributions receivable from Fidelity Central Funds		1,663
Receivable for daily variation margin on futures contracts		1,360
Prepaid expenses		6
Receivable from investment adviser for expense reductions		4,890
Other receivables		13,209
Total assets		84,013,448
Liabilities
Accrued management fee	$4,855
Other payables and accrued expenses	43,380
Collateral on securities loaned	834,975
Total Liabilities		883,210
Net Assets		$83,130,238
Net Assets consist of:
Paid in capital		$83,148,708
Total accumulated earnings (loss)		(18,470)
Net Assets		$83,130,238
Net Asset Value, offering price and redemption price per share ($83,130,238 ÷ 11,662,245 shares)		$7.13

Statement of Operations
		Year ended July 31, 2023
Investment Income
Dividends		$3,580,984
Interest		3,101
Income from Fidelity Central Funds (including $7,513 from security lending)		20,717
Total Income		3,604,802
Expenses
Management fee	$77,909
Custodian fees and expenses	7,427
Independent trustees' fees and expenses	553
Registration fees	24,203
Audit	53,022
Legal	539
Interest	19,640
Miscellaneous	1,693
Total expenses before reductions	184,986
Expense reductions	(86,107)
Total expenses after reductions		98,879
Net Investment income (loss)		3,505,923
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	36,854,066
Futures contracts	(10,690)
Total net realized gain (loss)		36,843,376
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(77,360,015)
Futures contracts	(134,479)
Total change in net unrealized appreciation (depreciation)		(77,494,494)
Net gain (loss)		(40,651,118)
Net increase (decrease) in net assets resulting from operations		$(37,145,195)
Statement of Changes in Net Assets

	Year ended July 31, 2023	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,505,923	$14,994,478
Net realized gain (loss)	36,843,376	64,885,646
Change in net unrealized appreciation (depreciation)	(77,494,494)	(111,893,551)
Net increase (decrease) in net assets resulting from operations	(37,145,195)	(32,013,427)
Distributions to shareholders	(64,713,259)	(38,757,231)

Share transactions
Proceeds from sales of shares	1,407,824	60,936,662
Reinvestment of distributions	64,704,858	38,748,944
Cost of shares redeemed	(287,910,648)	(369,953,984)

Net increase (decrease) in net assets resulting from share transactions	(221,797,966)	(270,268,378)
Total increase (decrease) in net assets	(323,656,420)	(341,039,036)

Net Assets
Beginning of period	406,786,658	747,825,694
End of period	$83,130,238	$406,786,658

Other Information
Shares
Sold	128,760	4,808,281
Issued in reinvestment of distributions	7,441,997	2,912,448
Redeemed	(29,859,078)	(30,563,748)
Net increase (decrease)	(22,288,321)	(22,843,019)

Fidelity® SAI Real Estate Index Fund

Years ended July 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.98	$13.17	$9.67	$11.88	$11.11
Income from Investment Operations
Net investment income (loss) A,B	.26	.29	.28	.36	.37
Net realized and unrealized gain (loss)	(1.38)	(.79)	3.48	(2.20)	.79
Total from investment operations	(1.12)	(.50)	3.76	(1.84)	1.16
Distributions from net investment income	(.34)	(.21)	(.26)	(.30)	(.37)
Distributions from net realized gain	(3.39)	(.48)	-	(.07)	(.02)
Total distributions	(3.73)	(.69)	(.26)	(.37)	(.39)
Net asset value, end of period	$7.13	$11.98	$13.17	$9.67	$11.88
Total Return C	(9.67)%	(4.24)%	39.72%	(16.04)%	10.79%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.16%	.09%	.09%	.16%	.15%
Expenses net of fee waivers, if any	.09%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.09%	.07%	.07%	.07%	.07%
Net investment income (loss)	3.10%	2.28%	2.58%	3.52%	3.31%
Supplemental Data
Net assets, end of period (000 omitted)	$83,130	$406,787	$747,826	$572,828	$104,696
Portfolio turnover rate F	8%	13%	53%	82%	9%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended July 31, 2023

1. Organization.
Fidelity SAI Real Estate Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2023, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$16,570,214
Gross unrealized depreciation	(6,499,519)
Net unrealized appreciation (depreciation)	$10,070,695
Tax Cost	$73,848,696

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$2,019,932
Net unrealized appreciation (depreciation) on securities and other investments	$10,070,695

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(749,549)
Long-term	(11,418,962)
Total capital loss carryforward	$(12,168,511)

Due to large redemptions and then subscriptions in a prior period, approximately $12,168,511 of the Fund's realized capital losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $70,663 of those capital losses per year to offset capital gains.

The tax character of distributions paid was as follows:

	July 31, 2023	July 31, 2022
Ordinary Income	$5,490,572	$27,359,843
Long-term Capital Gains	59,222,687	11,397,388
Total	$64,713,259	$38,757,231

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Real Estate Index Fund	10,327,663	289,012,520
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .07% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI Real Estate Index Fund	Borrower	$17,649,000	2.56%	$2,515

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI Real Estate Index Fund	$495
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI Real Estate Index Fund	$701	$126	$40,737

9. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI Real Estate Index Fund	$35,785,667	2.87%	$17,125
10. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .07% of average net assets. This reimbursement will remain in place through November 30, 2024. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $85,580.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $527.
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Small-Mid Cap Fund
Fidelity SAI Real Estate Index Fund	99%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity SAI Real Estate Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity SAI Real Estate Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of July 31, 2023, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 13, 2023
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Jonathan Chiel, each of the Trustees oversees 313 funds. Mr. Chiel oversees 191 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Jonathan Chiel (1957)
Year of Election or Appointment: 2016
Trustee
Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney's Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Previously, Mr. Engler served as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-2022), a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Laura M. Bishop (1961)
Year of Election or Appointment: 2022
Member of the Advisory Board
Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).
Robert W. Helm (1957)
Year of Election or Appointment: 2021
Member of the Advisory Board
Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon.
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Member of the Advisory Board
Ms. Zierhoffer also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Allscripts Healthcare Solutions, Inc. (healthcare technology, 2020-present) and as a member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-present). Previously, Ms. Zierhoffer served as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner serves as Senior Vice President (2022-present), and is an employee of Fidelity Investments. Ms. Bonner serves as Assistant Treasurer of Fidelity CRET Trustee LLC (2022-present). Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain other Fidelity entities. She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Vice President Assistant Treasurer and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Robin Foley (1964)
Year of Election or Appointment: 2023
Vice President
Ms. Foley also serves as Vice President of other funds. Ms. Foley serves as Head of Fidelity's Fixed Income division (2023-present) and is an employee of Fidelity Investments. Previously, Ms. Foley served as Chief Investment Officer of Bonds (2017-2023).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia serves as Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments. Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2023 to July 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value February 1, 2023	Ending Account Value July 31, 2023	Expenses Paid During Period- C February 1, 2023 to July 31, 2023

Fidelity® SAI Real Estate Index Fund	.07%
Actual		$ 1,000	$ 957.00	$ .34
Hypothetical-B		$ 1,000	$ 1,024.45	$ .35

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2023, $33,940,128, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 1% of the dividend distributed in September and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 0.87% and 0.79% of the dividends distributed in September and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 99.14% and 99.21% of the dividends distributed in September and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

1.9870987.107
SV8-ANN-0923
Fidelity® SAI U.S. Value Index Fund

Annual Report
July 31, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended July 31, 2023	Past 1 year	Past 5 years	Life of Fund A
Fidelity® SAI U.S. Value Index Fund	6.74%	7.66%	7.48%

A   From December 19, 2017
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® SAI U.S. Value Index Fund on December 19, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Fidelity U.S. Value Focus Index℠ and S&P 500® Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
U.S. equities gained 13.02% for the 12 months ending July 31, 2023, according to the S&P 500® index, as continued global economic expansion, falling commodity prices and a slowing in the pace of inflation provided a favorable backdrop for higher-risk assets. Large-cap stocks spearheaded the rally, which was driven by the shares of a narrow set of mega-cap companies in the information technology and communication services sectors, largely due to exuberance related to generative artificial intelligence. Aggressive monetary tightening by the U.S. Federal Reserve continued amid consistent pressure on core inflation, a measure that excludes food and energy. Since March 2022, the Fed has hiked its benchmark interest rate 11 times. The latest bump came in late July, a fourth consecutive raise of a stepped down 25 basis points. The S&P 500® gained 3.21% in July, as a "soft landing" of the U.S. economy became the consensus view amid better-than-expected earnings, slowing inflation and easing financial conditions, bringing the index's year-to-date gain to 20.65%. July saw a continuance of the recent shift to wider market breadth and lower dispersion. For the full 12 months, value (+17%) handily topped growth (+8%) within the index. By sector, tech (+28%), communication services (+21%) and industrials (+17%) led, whereas real estate (-10%) lagged most, due to high borrowing costs, low home inventory and a deteriorating commercial property market.

Comments from the Geode Capital Management, LLC, passive equity index team:
For the fiscal year ending July 31, 2023, the fund gained 6.74%, roughly in line with the 6.96% result of the benchmark Fidelity U.S. Value Focus Index TR. By sector, energy gained approximately 14% and contributed most. Information technology stocks also helped, gaining 7%. The communication services sector also returned 3%. Conversely, health care returned about -11% and detracted most. Consumer staples (-5%) also hurt. Other detractors were the utilities (-18%) sector and the real estate (-22%) sector. Turning to individual stocks, the top contributor was Meta Platforms (+54%), from the media & entertainment category. Also in media & entertainment, Comcast (+23%) helped. Another notable contributor was Apple (+21%), a stock in the technology hardware & equipment industry. In contrast, the biggest individual detractor was Pfizer (-26%), from the pharmaceuticals, biotechnology & life sciences group. In telecommunication services, Verizon Communications (-22%) and AT&T (-18%) detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary July 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Exxon Mobil Corp.	3.9
Apple, Inc.	3.7
Bank of America Corp.	3.5
Cisco Systems, Inc.	3.4
Pfizer, Inc.	3.2
Comcast Corp. Class A	3.0
Microsoft Corp.	3.0
Wells Fargo & Co.	2.8
JPMorgan Chase & Co.	2.7
Verizon Communications, Inc.	2.3
31.5

Market Sectors (% of Fund's net assets)

Financials	23.6
Information Technology	17.0
Energy	14.7
Health Care	14.5
Communication Services	9.3
Industrials	6.2
Consumer Discretionary	5.4
Materials	4.9
Consumer Staples	3.8
Utilities	0.2
Real Estate	0.1

Asset Allocation (% of Fund's net assets)

Futures - 0.3%

Schedule of Investments July 31, 2023
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 9.3%
Diversified Telecommunication Services - 4.1%
AT&T, Inc.	449,094	6,520,845
Liberty Global PLC Class A (a)	26,746	496,673
Verizon Communications, Inc.	264,096	9,000,392
		16,017,910
Entertainment - 0.5%
Warner Bros Discovery, Inc. (a)	139,253	1,820,037
Interactive Media & Services - 0.2%
Alphabet, Inc. Class A (a)	7,329	972,705
Media - 4.5%
Charter Communications, Inc. Class A (a)	6,526	2,644,270
Comcast Corp. Class A	261,290	11,825,985
Fox Corp. Class A (b)	24,934	834,042
Liberty Broadband Corp. Class C (a)	8,414	749,940
News Corp. Class A	31,380	621,952
Nexstar Broadcasting Group, Inc. Class A	2,252	420,493
Paramount Global Class B (b)	32,517	521,248
		17,617,930
TOTAL COMMUNICATION SERVICES		36,428,582
CONSUMER DISCRETIONARY - 5.4%
Automobile Components - 0.3%
BorgWarner, Inc.	14,716	684,294
Lear Corp.	3,703	573,076
		1,257,370
Automobiles - 1.9%
Ford Motor Co.	246,865	3,261,087
General Motors Co.	87,324	3,350,622
Harley-Davidson, Inc.	8,217	317,258
Thor Industries, Inc. (b)	3,364	388,508
		7,317,475
Broadline Retail - 0.1%
Macy's, Inc.	17,163	284,734
Hotels, Restaurants & Leisure - 0.3%
Expedia, Inc. (a)	8,957	1,097,501
Household Durables - 2.2%
D.R. Horton, Inc.	19,498	2,476,636
KB Home	5,042	272,117
Lennar Corp. Class A	16,754	2,124,910
Meritage Homes Corp.	2,313	344,521
Mohawk Industries, Inc. (a)	3,314	352,411
NVR, Inc. (a)	192	1,210,836
PulteGroup, Inc.	14,024	1,183,485
Taylor Morrison Home Corp. (a)	6,854	331,871
Toll Brothers, Inc.	6,462	519,092
		8,815,879
Leisure Products - 0.1%
Brunswick Corp.	4,441	383,303
Specialty Retail - 0.4%
Academy Sports & Outdoors, Inc.	4,842	289,503
Asbury Automotive Group, Inc. (a)	1,352	305,011
AutoNation, Inc. (a)	1,977	318,257
Williams-Sonoma, Inc.	4,123	571,613
		1,484,384
Textiles, Apparel & Luxury Goods - 0.1%
Capri Holdings Ltd. (a)	7,901	291,626
PVH Corp.	3,943	353,451
		645,077
TOTAL CONSUMER DISCRETIONARY		21,285,723
CONSUMER STAPLES - 3.8%
Beverages - 0.2%
Molson Coors Beverage Co. Class B	11,786	822,309
Consumer Staples Distribution & Retail - 0.8%
Kroger Co.	41,028	1,995,602
Walgreens Boots Alliance, Inc.	44,975	1,347,901
		3,343,503
Food Products - 1.5%
Archer Daniels Midland Co.	34,214	2,906,821
The Kraft Heinz Co.	50,121	1,813,378
Tyson Foods, Inc. Class A	17,945	999,895
		5,720,094
Tobacco - 1.3%
Altria Group, Inc.	112,144	5,093,580
TOTAL CONSUMER STAPLES		14,979,486
ENERGY - 14.7%
Oil, Gas & Consumable Fuels - 14.7%
Antero Resources Corp. (a)	17,355	464,246
APA Corp.	19,383	784,818
Cheniere Energy, Inc.	15,263	2,470,469
Chesapeake Energy Corp.	6,736	568,114
Chord Energy Corp.	2,615	410,137
ConocoPhillips Co.	76,014	8,948,368
Coterra Energy, Inc.	47,574	1,310,188
Devon Energy Corp.	40,303	2,176,362
Diamondback Energy, Inc.	11,374	1,675,618
EOG Resources, Inc.	15,173	2,010,878
EQT Corp.	22,716	958,161
Exxon Mobil Corp.	143,838	15,425,181
HF Sinclair Corp.	8,092	421,512
Marathon Oil Corp.	38,789	1,018,987
Marathon Petroleum Corp.	26,653	3,545,382
Matador Resources Co.	7,109	395,474
Murphy Oil Corp.	9,233	399,512
Occidental Petroleum Corp.	45,135	2,849,373
Ovintiv, Inc. (b)	15,357	707,804
PBF Energy, Inc. Class A	6,890	326,862
PDC Energy, Inc.	5,492	416,788
Phillips 66 Co.	28,825	3,215,429
Pioneer Natural Resources Co.	14,682	3,313,287
Range Resources Corp.	15,186	477,296
Southwestern Energy Co. (a)	69,039	447,373
Valero Energy Corp.	22,710	2,927,546
		57,665,165
FINANCIALS - 23.6%
Banks - 16.5%
Bank of America Corp.	435,537	13,937,184
Bank OZK	6,767	295,921
Citigroup, Inc.	122,293	5,828,484
Citizens Financial Group, Inc.	30,393	980,478
Comerica, Inc.	8,271	446,303
Credicorp Ltd. (United States)	4,271	670,761
East West Bancorp, Inc.	8,890	553,047
Fifth Third Bancorp	42,753	1,244,112
First Citizens Bancshares, Inc.	746	1,067,750
First Horizon National Corp.	33,727	459,699
FNB Corp., Pennsylvania	22,676	290,026
Huntington Bancshares, Inc.	90,646	1,109,507
JPMorgan Chase & Co.	67,929	10,730,065
KeyCorp	58,838	724,296
M&T Bank Corp.	10,419	1,457,201
New York Community Bancorp, Inc.	45,430	630,114
Old National Bancorp, Indiana	18,410	313,522
Pinnacle Financial Partners, Inc.	4,818	365,686
PNC Financial Services Group, Inc.	25,071	3,431,969
Popular, Inc.	4,516	327,636
Regions Financial Corp.	58,934	1,200,486
Synovus Financial Corp.	9,201	311,914
Truist Financial Corp.	83,663	2,779,285
U.S. Bancorp	87,625	3,476,960
Webster Financial Corp.	10,982	519,668
Wells Fargo & Co.	235,713	10,880,512
Western Alliance Bancorp.	6,888	357,832
Zions Bancorp NA	9,298	355,649
		64,746,067
Capital Markets - 3.1%
Affiliated Managers Group, Inc.	2,269	314,574
Bank of New York Mellon Corp.	45,112	2,046,280
Goldman Sachs Group, Inc.	20,884	7,431,989
Invesco Ltd.	28,771	483,353
Jefferies Financial Group, Inc.	11,727	431,436
State Street Corp.	20,996	1,520,950
		12,228,582
Consumer Finance - 1.6%
Ally Financial, Inc.	18,888	576,840
Capital One Financial Corp.	23,982	2,806,374
Discover Financial Services	15,951	1,683,628
OneMain Holdings, Inc.	7,593	345,330
Synchrony Financial	26,916	929,679
		6,341,851
Financial Services - 0.4%
Equitable Holdings, Inc.	20,797	596,666
Essent Group Ltd.	6,727	333,659
MGIC Investment Corp.	18,007	301,437
Radian Group, Inc.	9,822	264,506
		1,496,268
Insurance - 1.8%
American International Group, Inc.	45,467	2,740,751
MetLife, Inc.	40,411	2,544,681
Principal Financial Group, Inc.	14,183	1,132,796
Unum Group	11,639	565,772
		6,984,000
Mortgage Real Estate Investment Trusts - 0.2%
Rithm Capital Corp.	30,328	305,706
Starwood Property Trust, Inc. (b)	19,594	406,380
		712,086
TOTAL FINANCIALS		92,508,854
HEALTH CARE - 14.5%
Biotechnology - 1.7%
Gilead Sciences, Inc.	78,354	5,965,874
United Therapeutics Corp. (a)	2,943	714,325
		6,680,199
Health Care Equipment & Supplies - 0.1%
QuidelOrtho Corp. (a)	3,390	296,150
Health Care Providers & Services - 6.7%
Centene Corp. (a)	34,474	2,347,335
Cigna Group	18,587	5,485,024
CVS Health Corp.	80,536	6,015,234
Elevance Health, Inc.	14,892	7,023,514
Humana, Inc.	7,848	3,585,202
Laboratory Corp. of America Holdings	5,566	1,190,734
Universal Health Services, Inc. Class B	3,953	549,309
		26,196,352
Pharmaceuticals - 6.0%
Bristol-Myers Squibb Co.	131,981	8,207,898
Elanco Animal Health, Inc. (a)	29,077	350,959
Jazz Pharmaceuticals PLC (a)	4,022	524,549
Organon & Co.	15,987	351,394
Pfizer, Inc.	354,639	12,788,282
Royalty Pharma PLC	23,660	742,451
Viatris, Inc.	75,322	793,141
		23,758,674
TOTAL HEALTH CARE		56,931,375
INDUSTRIALS - 6.2%
Air Freight & Logistics - 1.0%
FedEx Corp.	14,527	3,921,564
Building Products - 0.6%
Builders FirstSource, Inc. (a)	8,052	1,162,950
Owens Corning	5,661	792,483
UFP Industries, Inc.	3,901	400,867
		2,356,300
Electrical Equipment - 0.1%
Atkore, Inc. (a)	2,445	387,948
Ground Transportation - 0.2%
Knight-Swift Transportation Holdings, Inc. Class A	10,100	613,575
Ryder System, Inc.	2,922	298,482
		912,057
Industrial Conglomerates - 1.0%
3M Co.	34,653	3,863,810
Machinery - 1.0%
AGCO Corp.	3,904	519,622
Allison Transmission Holdings, Inc.	5,722	335,824
Mueller Industries, Inc.	3,574	289,708
PACCAR, Inc.	32,830	2,827,648
		3,972,802
Passenger Airlines - 1.3%
American Airlines Group, Inc. (a)	41,005	686,834
Delta Air Lines, Inc.	40,373	1,867,655
Southwest Airlines Co.	37,394	1,277,379
United Airlines Holdings, Inc. (a)	20,601	1,118,840
		4,950,708
Professional Services - 0.3%
Manpower, Inc.	3,178	250,681
SS&C Technologies Holdings, Inc.	13,613	792,957
		1,043,638
Trading Companies & Distributors - 0.7%
AerCap Holdings NV (a)	9,550	609,386
Triton International Ltd.	3,460	291,713
United Rentals, Inc.	4,317	2,006,024
		2,907,123
TOTAL INDUSTRIALS		24,315,950
INFORMATION TECHNOLOGY - 17.0%
Communications Equipment - 3.4%
Cisco Systems, Inc.	253,338	13,183,710
Electronic Equipment, Instruments & Components - 1.1%
Arrow Electronics, Inc. (a)	3,548	505,732
Coherent Corp. (a)	8,775	415,584
Corning, Inc. (b)	46,457	1,576,751
Flex Ltd. (a)	28,350	775,656
Jabil, Inc.	8,334	922,324
TD SYNNEX Corp.	2,606	257,238
		4,453,285
IT Services - 2.7%
Cognizant Technology Solutions Corp. Class A	31,877	2,104,838
DXC Technology Co. (a)	14,310	395,672
IBM Corp.	57,043	8,224,460
		10,724,970
Semiconductors & Semiconductor Equipment - 2.0%
Qorvo, Inc. (a)	6,278	690,706
Qualcomm, Inc.	45,852	6,060,259
Skyworks Solutions, Inc.	10,004	1,144,157
		7,895,122
Software - 3.0%
Microsoft Corp.	34,291	11,519,033
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	74,973	14,728,446
Dell Technologies, Inc.	16,081	851,007
Hewlett Packard Enterprise Co.	81,395	1,414,645
HP, Inc.	54,453	1,787,692
		18,781,790
TOTAL INFORMATION TECHNOLOGY		66,557,910
MATERIALS - 4.9%
Chemicals - 2.6%
Albemarle Corp.	7,371	1,564,716
Celanese Corp. Class A	6,286	788,202
CF Industries Holdings, Inc.	12,245	1,005,070
Dow, Inc.	44,434	2,509,188
Eastman Chemical Co.	7,488	640,823
Huntsman Corp.	10,697	318,450
LyondellBasell Industries NV Class A	15,934	1,575,235
Olin Corp.	7,551	435,542
The Chemours Co. LLC	9,375	346,688
The Mosaic Co.	20,861	850,294
Westlake Corp. (b)	2,164	297,550
		10,331,758
Containers & Packaging - 0.6%
Berry Global Group, Inc.	7,489	491,054
Graphic Packaging Holding Co.	19,303	467,133
International Paper Co.	21,799	786,072
WestRock Co.	16,084	535,436
		2,279,695
Metals & Mining - 1.7%
Alcoa Corp.	11,199	405,292
Cleveland-Cliffs, Inc. (a)	32,385	571,595
Commercial Metals Co.	7,361	421,196
Nucor Corp.	15,780	2,715,580
Reliance Steel & Aluminum Co.	3,694	1,081,825
Steel Dynamics, Inc.	10,086	1,074,966
United States Steel Corp.	14,243	363,197
		6,633,651
TOTAL MATERIALS		19,245,104
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Medical Properties Trust, Inc. (b)	37,648	379,868
UTILITIES - 0.2%
Gas Utilities - 0.2%
National Fuel Gas Co.	5,763	306,073
ONE Gas, Inc.	3,477	275,135
UGI Corp.	13,169	355,431
		936,639
TOTAL COMMON STOCKS (Cost $313,753,560)		391,234,656

U.S. Treasury Obligations - 0.1%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.18% 9/7/23 (d) (Cost $298,418)	300,000	298,377

Money Market Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (e)	224,689	224,734
Fidelity Securities Lending Cash Central Fund 5.32% (e)(f)	3,834,389	3,834,773
TOTAL MONEY MARKET FUNDS (Cost $4,059,507)		4,059,507

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $318,111,485)	395,592,540
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(3,254,410)
NET ASSETS - 100.0%	392,338,130

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	5	Sep 2023	1,153,625	56,349	56,349

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $107,416.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	3,169,874	421,128,235	424,073,375	107,251	-	-	224,734	0.0%
Fidelity Securities Lending Cash Central Fund 5.32%	17,391,449	135,275,602	148,832,278	37,182	-	-	3,834,773	0.0%
Total	20,561,323	556,403,837	572,905,653	144,433	-	-	4,059,507

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	36,428,582	36,428,582	-	-
Consumer Discretionary	21,285,723	21,285,723	-	-
Consumer Staples	14,979,486	14,979,486	-	-
Energy	57,665,165	57,665,165	-	-
Financials	92,508,854	92,508,854	-	-
Health Care	56,931,375	56,931,375	-	-
Industrials	24,315,950	24,315,950	-	-
Information Technology	66,557,910	66,557,910	-	-
Materials	19,245,104	19,245,104	-	-
Real Estate	379,868	379,868	-	-
Utilities	936,639	936,639	-	-

U.S. Government and Government Agency Obligations	298,377	-	298,377	-

Money Market Funds	4,059,507	4,059,507	-	-
Total Investments in Securities:	395,592,540	395,294,163	298,377	-
Derivative Instruments:

Assets
Futures Contracts	56,349	56,349	-	-
Total Assets	56,349	56,349	-	-
Total Derivative Instruments:	56,349	56,349	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	56,349	0
Total Equity Risk	56,349	0
Total Value of Derivatives	56,349	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements
Statement of Assets and Liabilities
		July 31, 2023

Assets
Investment in securities, at value (including securities loaned of $3,788,316) - See accompanying schedule:
Unaffiliated issuers (cost $314,051,978)	$391,533,033
Fidelity Central Funds (cost $4,059,507)	4,059,507

Total Investment in Securities (cost $318,111,485)		$395,592,540
Cash		40,369
Receivable for fund shares sold		79,522
Dividends receivable		719,198
Distributions receivable from Fidelity Central Funds		3,341
Receivable for daily variation margin on futures contracts		2,000
Total assets		396,436,970
Liabilities
Payable for fund shares redeemed	$184,358
Accrued management fee	31,835
Other payables and accrued expenses	48,245
Collateral on securities loaned	3,834,402
Total Liabilities		4,098,840
Net Assets		$392,338,130
Net Assets consist of:
Paid in capital		$282,736,155
Total accumulated earnings (loss)		109,601,975
Net Assets		$392,338,130
Net Asset Value, offering price and redemption price per share ($392,338,130 ÷ 34,170,315 shares)		$11.48

Statement of Operations
		Year ended July 31, 2023
Investment Income
Dividends		$40,405,291
Interest		9,873
Income from Fidelity Central Funds (including $37,182 from security lending)		144,433
Total Income		40,559,597
Expenses
Management fee	$1,324,435
Custodian fees and expenses	37,416
Independent trustees' fees and expenses	6,094
Registration fees	34,928
Audit	53,576
Legal	4,792
Interest	164,177
Miscellaneous	13,595
Total Expenses		1,639,013
Net Investment income (loss)		38,920,584
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	87,526,974
Futures contracts	271,670
Total net realized gain (loss)		87,798,644
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(259,740,250)
Futures contracts	(561,380)
Total change in net unrealized appreciation (depreciation)		(260,301,630)
Net gain (loss)		(172,502,986)
Net increase (decrease) in net assets resulting from operations		$(133,582,402)
Statement of Changes in Net Assets

	Year ended July 31, 2023	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$38,920,584	$87,321,649
Net realized gain (loss)	87,798,644	413,578,336
Change in net unrealized appreciation (depreciation)	(260,301,630)	(267,711,209)
Net increase (decrease) in net assets resulting from operations	(133,582,402)	233,188,776
Distributions to shareholders	(299,214,923)	(211,360,654)

Share transactions
Proceeds from sales of shares	408,566,801	254,286,545
Reinvestment of distributions	289,927,267	205,252,752
Cost of shares redeemed	(2,825,899,380)	(1,118,086,652)

Net increase (decrease) in net assets resulting from share transactions	(2,127,405,312)	(658,547,355)
Total increase (decrease) in net assets	(2,560,202,637)	(636,719,233)

Net Assets
Beginning of period	2,952,540,767	3,589,260,000
End of period	$392,338,130	$2,952,540,767

Other Information
Shares
Sold	36,999,453	20,783,344
Issued in reinvestment of distributions	26,793,151	17,137,513
Redeemed	(273,043,165)	(88,301,534)
Net increase (decrease)	(209,250,561)	(50,380,677)

Fidelity® SAI U.S. Value Index Fund

Years ended July 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.13	$12.22	$8.82	$10.06	$10.36
Income from Investment Operations
Net investment income (loss) A,B	.32	.31	.31	.29	.25
Net realized and unrealized gain (loss)	.40 C	.31	3.35	(1.27)	(.22)
Total from investment operations	.72	.62	3.66	(.98)	.03
Distributions from net investment income	(.38)	(.28)	(.26)	(.26)	(.19)
Distributions from net realized gain	(.99)	(.42)	-	-	(.14)
Total distributions	(1.37)	(.71) D	(.26)	(.26)	(.33)
Net asset value, end of period	$11.48	$12.13	$12.22	$8.82	$10.06
Total Return E,F	6.74%	5.21%	42.39%	(10.13)%	.62%
Ratios to Average Net Assets A,G,H
Expenses before reductions	.12%	.10%	.11%	.11%	.21%
Expenses net of fee waivers, if any	.12%	.10%	.11%	.11%	.15%
Expenses net of all reductions	.12%	.10%	.11%	.11%	.15%
Net investment income (loss)	2.90%	2.49%	2.89%	3.12%	2.61%
Supplemental Data
Net assets, end of period (000 omitted)	$392,338	$2,952,541	$3,589,260	$2,282,301	$1,788,140
Portfolio turnover rate I	86%	62%	80%	82%	99%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.

CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended July 31, 2023

1. Organization.
Fidelity SAI U.S. Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2023, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$86,270,323
Gross unrealized depreciation	(11,970,759)
Net unrealized appreciation (depreciation)	$74,299,564
Tax Cost	$321,292,976

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$19,472,505
Undistributed long-term capital gain	$15,829,904
Net unrealized appreciation (depreciation) on securities and other investments	$74,299,564

The tax character of distributions paid was as follows:

	July 31, 2023	July 31, 2022
Ordinary Income	$82,934,907	$136,442,800
Long-term Capital Gains	216,280,016	74,917,854
Total	$299,214,923	$211,360,654

Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI U.S. Value Index Fund	1,139,634,875	3,519,356,817

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI U.S. Value Index Fund	Borrower	$ 52,999,133	3.28%	$144,782

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI U.S. Value Index Fund	$4,264
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI U.S. Value Index Fund	$3,881	$-	$-
9. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI U.S. Value Index Fund	$24,345,250	3.59%	$19,395

10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity U.S. Total Stock Fund
Fidelity SAI U.S. Value Index Fund	13%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity SAI U.S. Value Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity SAI U.S. Value Index Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of July 31, 2023, the related statement of operations for the year ended July 31, 2023, the statement of changes in net assets for each of the two years in the period ended July 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2023 and the financial highlights for each of the five years in the period ended July 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2023 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
September 12, 2023
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Jonathan Chiel, each of the Trustees oversees 313 funds. Mr. Chiel oversees 191 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Jonathan Chiel (1957)
Year of Election or Appointment: 2016
Trustee
Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney's Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Previously, Mr. Engler served as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-2022), a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Laura M. Bishop (1961)
Year of Election or Appointment: 2022
Member of the Advisory Board
Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).
Robert W. Helm (1957)
Year of Election or Appointment: 2021
Member of the Advisory Board
Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon.
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Member of the Advisory Board
Ms. Zierhoffer also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Allscripts Healthcare Solutions, Inc. (healthcare technology, 2020-present) and as a member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-present). Previously, Ms. Zierhoffer served as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner serves as Senior Vice President (2022-present), and is an employee of Fidelity Investments. Ms. Bonner serves as Assistant Treasurer of Fidelity CRET Trustee LLC (2022-present). Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain other Fidelity entities. She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Vice President Assistant Treasurer and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Robin Foley (1964)
Year of Election or Appointment: 2023
Vice President
Ms. Foley also serves as Vice President of other funds. Ms. Foley serves as Head of Fidelity's Fixed Income division (2023-present) and is an employee of Fidelity Investments. Previously, Ms. Foley served as Chief Investment Officer of Bonds (2017-2023).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia serves as Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments. Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2023 to July 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value February 1, 2023	Ending Account Value July 31, 2023	Expenses Paid During Period- C February 1, 2023 to July 31, 2023

Fidelity® SAI U.S. Value Index Fund	.12%
Actual		$ 1,000	$ 1,000.90	$ .60
Hypothetical-B		$ 1,000	$ 1,024.20	$ .60

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2023, $53,424,469, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 79% and 100% of the dividends distributed in September and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 83.72% and 100%, of the dividends distributed in September and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

1.9885515.105
USV-ANN-0923

Item 2.

Code of Ethics

As of the end of the period, July 31, 2023, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Real Estate Index Fund, Fidelity SAI Real Estate Index Fund, Fidelity SAI Small-Mid Cap 500 Index Fund, Fidelity SAI U.S. Large Cap Index Fund, Fidelity SAI U.S. Momentum Index Fund and Fidelity SAI U.S. Quality Index Fund (the “Funds”):

Services Billed by Deloitte Entities

July 31, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Real Estate Index Fund	$35,700	$-	$8,800	$900
Fidelity SAI Real Estate Index Fund	$37,700	$-	$9,200	$1,000
Fidelity SAI Small-Mid Cap 500 Index Fund	$41,000	$-	$7,400	$1,000
Fidelity SAI U.S. Large Cap Index Fund	$39,100	$-	$9,200	$1,000
Fidelity SAI U.S. Momentum Index Fund	$40,500	$-	$7,400	$1,000
Fidelity SAI U.S. Quality Index Fund	$40,700	$-	$7,400	$1,000

July 31, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Real Estate Index Fund	$35,200	$-	$8,600	$900
Fidelity SAI Real Estate Index Fund	$37,100	$-	$8,600	$900
Fidelity SAI Small-Mid Cap 500 Index Fund	$40,600	$-	$7,300	$900
Fidelity SAI U.S. Large Cap Index Fund	$38,400	$-	$9,000	$900
Fidelity SAI U.S. Momentum Index Fund	$40,000	$-	$7,300	$900
Fidelity SAI U.S. Quality Index Fund	$40,000	$-	$7,600	$900

A Amounts may reflect rounding.

Services Billed by PwC

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity SAI U.S. Value Index Fund (the “Fund(s)”):

July 31, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI U.S. Value Index Fund	$38,100	$3,400	$9,800	$1,500

July 31, 2022 Fees A

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI U.S. Value Index Fund	$36,400	$3,400	$9,300	$1,500

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	July 31, 2023A	July 31, 2022A
Audit-Related Fees	$-	$-
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

Services Billed by PwC

	July 31, 2023A	July 31, 2022 A
Audit-Related Fees	$8,284,600	$7,914,600
Tax Fees	$1,000	$353,200
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	July 31, 2023A	July 31, 2022A
Deloitte Entities	$297,900	$511,400
PwC	$13,602,500	$13,249,400

A Amounts may reflect rounding

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	September 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	September 21, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	September 21, 2023